UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end:_4/30

Date of reporting period:_10/31/10

Item 1. Reports to Stockholders.

FRANKLIN STRATEGIC SERIES

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

Not part of the semiannual report | 1

Semiannual Report

Economic and Market Overview

During the six-month period ended October 31, 2010, the U.S. economic recovery showed signs of deceleration from earlier in 2010 as manufacturing and exports cooled somewhat. Consumer spending picked up likely due to pent-up, post-recession demand. In 2010’s second and third quarters, U.S. gross domestic product growth eased from the first quarter’s pace, recording modest annualized rates of 1.7% and 2.5% as trade dynamics turned negative and government spending waned. Corporate profits largely surpassed consensus estimates during the period, and businesses restocked their depleted inventories. Challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed reflected considerable slack in the economy. The housing market overall remained weak as home sales and housing starts failed to gain traction despite an earlier, first-time homebuyer tax credit program that had helped lift the housing market in early 2010.

As signs emerged of a demand-led global recovery, oil prices began the period at $86 per barrel at the end of April, just off their 17-month high price of $87 early that month. As doubts surfaced about the recovery’s sustainability, oil prices dipped to $66 in late May. Despite an abundant oil supply, prices rebounded to $81 per barrel by the end of October largely due to a falling U.S. dollar and speculative buying. The October 2010 inflation rate was an annualized 1.2%.1 Core inflation, which excludes volatile food and energy costs, rose at a 0.6% annualized rate, the smallest 12-month increase in more than 50 years.1 Job gains were disappointing until October when businesses added more jobs than expected. The unemployment rate fell from 9.9% in April to 9.6% at period-end with some of the decline attributable to a shrinking labor force as some unemployed workers stopped looking for jobs.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, The Federal Open Market Committee (FOMC) made no major changes to its monetary policy for most of the period. It repeatedly stated it will keep the federal funds target rate in the exceptionally low 0% to 0.25% range “for an extended period” while shifting its focus to its outlook and the status of its current holdings. In September, the FOMC revealed concerns about the subdued recovery and said inflation was below the pace “consistent with

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

Franklin Flex Cap Growth Fund

Your Fund’s Goal and Main Investments: Franklin Flex Cap Growth Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has flexibility to invest in companies located, headquartered or operating inside and outside the U.S., across the entire market capitalization spectrum from small, emerging growth companies to well-established, large cap companies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Flex Cap Growth Fund covers the period ended October 31, 2010.

Performance Overview

For the six months under review, Franklin Flex Cap Growth Fund – Class A delivered a +3.05% cumulative total return. The Fund underperformed its narrow benchmarks, the Russell 3000® Growth Index, which posted a +3.27% total return, and the Russell 1000® Growth Index, which generated a +3.34% total return.1 However, the Fund outperformed its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which posted a +0.74% total return for the same period.1 In addition, the Fund underperformed the +3.41% total return of its peers in the Lipper Multi-Cap Growth Funds Classification Average.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity performance.

2. Source: Lipper Inc. The Lipper Multi-Cap Growth Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Cap Growth Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper Multi-Cap Growth Funds are defined as funds that normally invest in companies, of any size, with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. For the six-month period ended 10/31/10, there were 443 funds in this category. Lipper calculations do not include sales charges or subsidization by a Fund’s manager. The Fund’s performance relative to the average may have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 50.

Semiannual Report | 5

Portfolio Breakdown
Franklin Flex Cap Growth Fund
Based on Total Net Assets as of 10/31/10

Technology Hardware & Equipment*
16.2%
Software & Services*
12.6%
Capital Goods
7.6%
Pharmaceuticals, Biotechnology & Life Sciences
7.5%
Health Care Equipment & Services
7.4%
Semiconductors & Semiconductor Equipment*
7.3%
Energy
5.6%
Materials
5.2%
Retailing
4.8%
Consumer Durables & Apparel
3.0%
Transportation
3.0%
Diversified Financials
2.8%
Telecommunication Services
2.6%
Media
2.5%
Automobiles & Components
2.0%
Other
8.4%
Short-Term Investments & Other Net Assets
1.5%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

During the six months under review, many significant contributors to the Fund's performance relative to the Russell 3000 Growth Index came from the information technology sector.[3] These included database expert Sybase,[4] which was acquired by SAP, network storage systems provider NetApp, access infrastructure products maker Citrix Systems and Linux operating system software developer Red Hat. In addition to information technology holdings, independent oil and gas production company Concho Resources in the energy sector was another key contributor. Given the outperformance of these contributors, stock selection in the information technology and energy sectors positively affected relative Fund results, as did stock selection in the industrials sector.[5]

In contrast, the Fund had detractors from relative performance during the reporting period. Among the most significant were robotically aided surgical system developer Intuitive Surgical, light-emitting diodes manufacturer Cree and educational service company Apollo Group.[4] From a sector perspective, stock selection in consumer staples, health care and consumer discretionary constrained relative returns.[6] An underweighting in consumer staples holdings

3. The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.

4. No longer held by period-end.

5. The industrials sector comprises capital goods, commercial and professional services, and transportation in the SOI.

6. The consumer staples sector comprises food and staples retailing; food, beverage and tobacco; and household and personal products in the SOI. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, media, and retailing in the SOI.

6 | Semiannual Report

had a negative impact, and drugstore chain CVS Caremark was a major underperformer. An overweighting in health care holdings hurt the Fund's relative performance, and animal hospital chain operator VCA Antech was a detractor.[4]

Conrad B. Herrmann, CFA
Portfolio Manager
Franklin Flex Cap Growth Fund

CFA® is a trademark owned by CFA Institute.

Top 10 Holdings
Franklin Flex Cap Growth Fund
10/31/10

Company *Sector/Industry*	% of Total Net Assets
Apple Inc. *Technology Hardware & Equipment*	4.6%
Cisco Systems Inc. *Technology Hardware & Equipment*	2.3%
Praxair Inc. *Materials*	2.2%
NetApp Inc. *Technology Hardware & Equipment*	2.0%
Concho Resources Inc. *Energy*	1.8%
Johnson Controls Inc. *Automobiles & Components*	1.8%
EMC Corp. *Technology Hardware & Equipment*	1.8%
Xilinx Inc. *Semiconductors & Semiconductor Equipment*	1.8%
Cummins Inc. *Capital Goods*	1.7%
Aflac Inc. *Insurance*	1.7%

Semiannual Report | 7

Performance Summary as of 10/31/10

Franklin Flex Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

Investors should be comfortable with fluctuations in the value of their investments, as small and midsized company stocks can be volatile, especially over the short term. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund also invests in technology stocks, which can be highly volatile and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +39.03% and +5.42%.

10 | Semiannual Report

Your Fund’s Expenses

Franklin Flex Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.99%; B: 1.74%; C: 1.74%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Focused Core Equity Fund

Your Fund’s Goal and Main Investments: Franklin Focused Core Equity Fund seeks capital appreciation by normally investing at least 80% of its net assets in equity securities. The Fund will invest primarily in equity securities of large capitalization companies, which are similar in size to those in the Standard & Poor’s 500 Index (S&P 500).1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Focused Core Equity Fund covers the period ended October 31, 2010.

Performance Overview

For the six months under review, Franklin Focused Core Equity Fund – Class A had a -0.55% cumulative total return. The Fund underperformed its benchmark, the S&P 500, which posted a +0.74% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 16.

Investment Strategy

We are research-driven, bottom-up, fundamental investors. Our investment approach is opportunistic and contrarian, and we seek to identify mispriced companies using fundamental analysis. We seek to take advantage of price dislocations that result from the market’s short-term focus. Our analysis includes the investigation of the valuation for each investment based upon the view that the price paid for the security is a critical factor determining long-term success. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies. Our analysts identify each company’s market opportunity, competitive position, management and financial strength, business and financial risks, and valuation. We choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

1. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

2. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. See footnote 1 for a description of the S&P 500. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

Semiannual Report | 13

Portfolio Breakdown
Franklin Focused Core Equity Fund
Based on Total Net Assets as of 10/31/10

Health Care
18.4%
Information Technology
18.0%
Financials
15.6%
Industrials
11.7%
Materials
8.6%
Consumer Discretionary
8.6%
Energy
7.0%
Consumer Staples
3.8%
Telecommunication Services
2.5%
Short-Term Investments & Other Net Assets
5.8%

Manager's Discussion

During the six months under review, the Fund's exposure to the materials, information technology and industrials sectors supported absolute performance. Chemicals companies Celanese and Westlake Chemical[3] were key contributors in the materials sector. Information technology holding Maxim Integrated Products, an analog and mixed-signal semiconductor designer also boosted the Fund's performance. European discount airline Ryanair Holdings, in the industrials sector, aided the Fund's overall returns.

In contrast, the Fund's investments in the consumer discretionary, energy and consumer staples sectors hurt overall results. Educational service company Apollo Group in the consumer discretionary sector lost value and weighed on the Fund's absolute performance, as did drugstore chain CVS Caremark in the consumer staples sector. In the energy sector, Petroplus Holdings, Europe's largest independent oil refiner, and Petrohawk Energy, an oil and gas exploration and production company, were major detractors.

3. Sold by period-end.

14 | Semiannual Report

Steven Kornfeld, CFA

Brent Loder

Brett Crawford

Portfolio Management Team
Franklin Focused Core Equity Fund

Top 10 Equity Holdings

Franklin Focused Core Equity Fund
10/31/10

Company *Sector/Industry*	% of Total Net Assets
Celanese Corp. *Materials*	7.2%
Roche Holding AG *Health Care*	6.3%
Merck & Co. Inc. *Health Care*	5.8%
Maxim Integrated Products Inc. *Information Technology*	5.4%
MasterCard Inc. *Information Technology*	5.0%
JPMorgan Chase & Co. *Financials*	4.9%
Corning Inc. *Information Technology*	4.6%
Northern Trust Corp. *Financials*	3.8%
CVS Caremark Corp. *Consumer Staples*	3.8%
Ryanair Holdings PLC *Industrials*	3.5%

Semiannual Report | 15

Performance Summary as of 10/31/10

Franklin Focused Core Equity Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

16 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.89% (other than certain nonroutine expenses) until 8/31/11.

Semiannual Report | 17

Performance Summary (continued)

Endnotes

While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term. Special risks are involved with significant exposure to a particular sector, including increased susceptibility related to economic, business or other developments affecting that sector, which may result in increased volatility. The Fund also has the potential to invest in foreign company stocks, which involve exposure to currency volatility and political uncertainty. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18 | Semiannual Report

Your Fund’s Expenses

Franklin Focused Core Equity Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 19

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.11%; C: 1.89%; R: 1.39%; and Advisor: 0.89%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

20 | Semiannual Report

Franklin Growth Opportunities Fund

Your Fund’s Goal and Main Investments: Franklin Growth Opportunities Fund seeks capital appreciation by investing substantially in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared with the overall economy.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Growth Opportunities Fund’s semiannual report for the period ended October 31, 2010.

Performance Overview

For the six months under review, Franklin Growth Opportunities Fund –Class A delivered a +4.08% cumulative total return. The Fund outperformed its narrow benchmark, the Russell 3000 Growth Index, which posted a +3.27% total return, and outperformed its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which generated a +0.74% total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 24.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 65.

Semiannual Report | 21

Portfolio Breakdown
Franklin Growth Opportunities Fund
Based on Total Net Assets as of 10/31/10

Information Technology*
37.0%
Health Care
12.6%
Consumer Discretionary
12.3%
Industrials
11.1%
Energy
10.9%
Telecommunication Services
4.0%
Financials
3.7%
Consumer Staples
3.7%
Materials
3.4%
Short-Term Investments & Other Assets
1.3%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

Several key sectors contributed to the Fund's absolute performance during the six-month period, including information technology (IT), energy and industrials. The Fund's IT sector holdings produced solid gains over the period. In the semiconductors and semiconductor equipment industry, microprocessor developer ARM Holdings was a leading contributor to performance. F5 Networks, which designs software solutions for application delivery across networks, also added to Fund performance during the period. Computer hardware and software giant Apple continued to enjoy strong growth with the roll-out of its top-selling iPad. In addition, our software industry holdings performed well, including Salesforce.com, a leading provider of sales and customer service software; Red Hat, a computer database and Linux operating system software developer; and Citrix Systems, an access infrastructure products maker. In the industrials sector, Expeditors International of Washington, an air and shipping cargo space reseller, gained in value. Our position in independent oil and gas production company Concho Resources, in the energy sector, supported Fund performance.

In contrast, from a sector perspective, health care, financials and consumer discretionary detracted from absolute results. In the health care sector, robotically aided surgical systems developer Intuitive Surgical was particularly detrimental. In the financials sector Bank of America weighed on Fund returns. Among consumer discretionary holdings, nontraditional university system Strayer Education and specialty retailer Guess? declined in value as they felt the effects of tighter consumer spending. We sold our position in Strayer Education by period-end.

22 | Semiannual Report

Grant Bowers
Portfolio Manager
Franklin Growth Opportunities Fund

Top 10 Holdings

Franklin Growth Opportunities Fund
10/31/10

Company *Sector/Industry*	% of Total Net Assets
Apple Inc. *Information Technology*	4.6%
MasterCard Inc., A *Information Technology*	3.2%
Precision Castparts Corp. *Industrials*	2.9%
SBA Communications Corp. *Telecommunication Services*	2.6%
QUALCOMM Inc. *Information Technology*	2.5%
Celanese Corp. *Materials*	1.8%
Salesforce.com Inc. *Information Technology*	1.8%
Concho Resources Inc. *Energy*	1.8%
Citrix Systems Inc. *Information Technology*	1.7%
Expeditors International of Washington Inc. *Industrials*	1.7%

Semiannual Report | 23

Performance Summary as of 10/31/10

Franklin Growth Opportunities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

24 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 25

Performance Summary (continued)

Endnotes

The Fund may be more volatile than a more conservative equity fund and may be best suited for long-term investors. The Fund’s investments in smaller and midsized company stocks involve special risks such as relatively smaller revenues, limited product lines and smaller market share. Smaller and midsized company stocks historically have exhibited greater price volatility than larger company stocks, particularly over the short term. The Fund’s portfolio includes technology stocks, a sector which has been one of the most volatile and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26 | Semiannual Report

Your Fund’s Expenses

Franklin Growth Opportunities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 27

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.32%; B: 2.00%; C: 2.01%; R: 1.51%; and Advisor: 1.01%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

28 | Semiannual Report

Portfolio Breakdown
Franklin Small Cap Growth Fund
Based on Total Net Assets as of 10/31/10

Information Technology*
31.6%
Consumer Discretionary
16.9%
Health Care
15.4%
Industrials
13.3%
Financials
8.6%
Energy
5.2%
Consumer Staples
3.1%
Telecommunication Services
1.4%
Materials
1.2%
Short-Term Investments & Other Net Assets
3.3%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

During the six months under review, stock selection in the consumer discretionary, health care and consumer staples sectors contributed to the Fund's performance relative to the Russell 2000 Growth Index. Consumer discretionary holding Gymboree, a children's clothing retailer, supported relative results. An underweighted allocation to the health care sector had a positive impact, and glucose monitoring systems maker DexCom stood out as a significant contributor. Outside of these sectors, data warehouse appliances provider Netezza (no longer held by period-end) and network performance analysis systems maker Ixia in the information technology sector bolstered the Fund's relative performance.

In contrast, stock selection in the information technology, financials and energy sectors constrained relative Fund performance. Silicon Laboratories,[3] a communications chip maker in the information technology sector, and Comstock Resources,[3] an independent oil and gas producer in the energy sector, weighed significantly on relative results. An overweighted allocation to financials holdings negatively affected the Fund's relative performance, with money manager Janus Capital Group[3] as a major detractor. Animal hospital chain operator VCA Antech[3] and rural hospital operator Community Health Systems[3] in the health care sector were also detrimental to relative returns.

3. This holding is not an index component.

30 | Semiannual Report

Michael P. McCarthy, CFA
Portfolio Manager
Franklin Small Cap Growth Fund

Top 10 Equity Holdings
Franklin Small Cap Growth Fund
10/31/10

Company *Sector/Industry*	% of Total Net Assets
Bottomline Technologies Inc. *Information Technology*	2.0%
Heico Corp. *Industrials*	1.8%
Netlogic Microsystems Inc. *Information Technology*	1.7%
DexCom Inc. *Health Care*	1.7%
Coinstar Inc. *Consumer Discretionary*	1.7%
Allegiant Travel Co. *Industrials*	1.6%
Sapient Corp. *Information Technology*	1.6%
Varian Semiconductor Equipment Associates Inc. *Information Technology*	1.6%
Peet's Coffee & Tea Inc. *Consumer Discretionary*	1.6%
Power Integrations Inc. *Information Technology*	1.6%

Semiannual Report | 31

Performance Summary as of 10/31/10

Franklin Small Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

32 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 33

Performance Summary (continued)

Endnotes

Smaller and newer companies can be particularly sensitive to changing economic conditions. Their growth prospects are less certain than those of larger, more established companies, and they can be volatile. The Fund is intended for long-term investors who are comfortable with short-term fluctuations in share price. There are special risks involved with significant exposure to a particular sector, including increased susceptibility related to economic, business or other developments affecting that sector. The Fund includes investments in the technology sector, which has been highly volatile and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

34 | Semiannual Report

Your Fund’s Expenses

Franklin Small Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.42%; B: 2.11%; C: 2.11%; R: 1.61%; and Advisor: 1.11%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

36 | Semiannual Report

Franklin Small-Mid Cap Growth Fund

Your Fund’s Goal and Main Investments: Franklin Small-Mid Cap Growth Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small-cap and mid-cap companies. The Fund defines small-cap companies as those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase, and mid-cap companies as those within the market capitalization range of the Russell Midcap® Index at the time of purchase.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Small-Mid Cap Growth Fund’s semiannual report for the period ended October 31, 2010.

Performance Overview

For the six months under review, Franklin Small-Mid Cap Growth Fund –Class A delivered a +3.78% cumulative total return. The Fund performed comparably to its narrow benchmark, the Russell Midcap Growth Index, which posted a +3.90% total return and outperformed its broad benchmark, the Standard & Poor’s 500 Index (S&P 500) Index, which had +0.74% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 40.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We

1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.

2. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 81.

Semiannual Report | 37

Portfolio Breakdown
Franklin Small-Mid Cap Growth Fund
Based on Total Net Assets as of 10/31/10

Information Technology*
28.7%
Consumer Discretionary
20.9%
Health Care
13.4%
Industrials
12.7%
Energy
6.8%
Financials
6.6%
Materials
3.2%
Consumer Staples
2.2%
Telecommunication Services
1.9%
Utilities
0.5%
Short-Term Investments & Other Net Assets
3.1%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

During the six-month reporting period, stock selection in the energy and consumer discretionary sectors drove the Fund's performance relative to the Russell Midcap Growth Index. Independent oil and gas production company Concho Resources, an energy sector position, was a significant contributor, as were consumer discretionary holdings Under Armour,[3] a sports-performance garment maker, and Gymboree,[3] a children's clothing retailer. An overweighting in the telecommunication services sector also helped relative results, aided by SBA Communications. In addition, database expert Sybase (acquired by SAP and no longer held by period-end) and access infrastructure products maker Citrix Systems in the information technology sector boosted relative Fund performance.

The Fund had some disappointments during the period. Stock selection in the financials, information technology and health care sectors hindered the Fund's relative performance. Many of the Fund's largest individual detractors came from the information technology sector: communications chip maker Silicon Laboratories, private-label credit card services provider Alliance Data Systems, speech and digital imaging software designer Nuance Communications, and F5 Networks, which designs software solutions for application delivery across networks. Community Health Systems, a rural hospital operator, was a significant detractor in the health care sector, where an overweighting hurt relative results.

3. This holding is not an index component.

38 | Semiannual Report

Edward B. Jamieson
Portfolio Manager
Franklin Small-Mid Cap Growth Fund

Top 10 Equity Holdings

Franklin Small-Mid Cap Growth Fund
10/31/10

Company *Sector/Industry*	% of Total Net Assets
SBA Communications Corp. *Telecommunication Services*	1.9%
Citrix Systems Inc. *Information Technology*	1.7%
Celanese Corp., A *Materials*	1.7%
Precision Castparts Corp. *Industrials*	1.6%
Cameron International Corp. *Energy*	1.5%
Silicon Laboratories Inc. *Information Technology*	1.5%
Urban Outfitters Inc. *Consumer Discretionary*	1.5%
AMETEK Inc. *Industrials*	1.5%
Mettler-Toledo International Inc. *Health Care*	1.4%
Joy Global Inc. *Industrials*	1.4%

Semiannual Report | 39

Performance Summary as of 10/31/10

Franklin Small-Mid Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

40 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 41

Performance Summary (continued)

Endnotes

Investors should be comfortable with fluctuations in the value of their investment, as small and midsized company stocks can be volatile, especially over the short term. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund includes investments in the technology sector, which has been highly volatile and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

42 | Semiannual Report

Your Fund’s Expenses

Franklin Small-Mid Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 43

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.02%; B: 1.77%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

44 | Semiannual Report

Franklin Strategic Series

Financial Highlights

Franklin Flex Cap Growth Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$43.55	$32.46	$45.77	$45.15	$42.45	$35.26
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.05)	(0.06)	(0.03)	(0.05)	0.06	0.11
Net realized and unrealized gains (losses)	1.38	11.15	(13.28)	1.43	2.70	7.08
Total from investment operations	1.33	11.09	(13.31)	1.38	2.76	7.19
Less distributions from:						
Net investment income	—	—	—	(0.02)	(0.06)	—
Net realized gains	—	—	—	(0.74)	—	—
Total distributions	—	—	—	(0.76)	(0.06)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$44.88	$43.55	$32.46	$45.77	$45.15	$42.45
Total return[e]	3.05%	34.17%	(29.08)%	2.98%	6.50%	20.39%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	0.99%	1.01%	1.00%	0.94%	0.96%	0.93%
Expenses net of waiver and payments by affiliates	0.99%	0.99%[g]	1.00%[g]	0.93%[g]	0.96%[g]	0.93%[g]
Net investment income (loss)	(0.25)%	(0.16)%	(0.08)%	(0.10)%	0.15%	0.27%
Supplemental data						
Net assets, end of period (000's)	$1,883,050	$1,899,703	$1,370,025	$2,011,348	$1,977,605	$2,070,364
Portfolio turnover rate	20.44%	47.70%	35.95%	36.70%	62.54%	66.63%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights (continued)

Franklin Flex Cap Growth Fund

Class B	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$40.00	$30.04	$42.66	$42.43	$40.14	$33.59
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.19)	(0.31)	(0.29)	(0.37)	(0.23)	(0.19)
Net realized and unrealized gains (losses)	1.26	10.27	(12.33)	1.34	2.52	6.74
Total from investment operations	1.07	9.96	(12.62)	0.97	2.29	6.55
Less distributions from net realized gains	—	—	—	(0.74)	—	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$41.07	$40.00	$30.04	$42.66	$42.43	$40.14
Total return[e]	2.68%	33.16%	(29.58)%	2.19%	5.71%	19.50%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.74%	1.75%	1.75%	1.69%	1.71%	1.68%
Expenses net of waiver and payments by affiliates	1.74%	1.73%[g]	1.75%[g]	1.68%[g]	1.71%[g]	1.68%[g]
Net investment income (loss)	(1.00)%	(0.90)%	(0.83)%	(0.85)%	(0.60)%	(0.48)%
Supplemental data						
Net assets, end of period (000's)	$28,638	$36,922	$42,485	$95,600	$118,806	$143,477
Portfolio turnover rate	20.44%	47.70%	35.95%	36.70%	62.54%	66.63%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Flex Cap Growth Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$40.08	$30.10	$42.76	$42.52	$40.22	$33.66
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.19)	(0.32)	(0.28)	(0.37)	(0.23)	(0.18)
Net realized and unrealized gains (losses)	1.26	10.30	(12.38)	1.35	2.53	6.74
Total from investment operations	1.07	9.98	(12.66)	0.98	2.30	6.56
Less distributions from net realized gains	—	—	—	(0.74)	—	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$41.15	$40.08	$30.10	$42.76	$42.52	$40.22
Total return[e]	2.67%	33.16%	(29.61)%	2.21%	5.72%	19.49%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.74%	1.76%	1.74%	1.69%	1.69%	1.68%
Expenses net of waiver and payments by affiliates	1.74%	1.74%[g]	1.74%[g]	1.68%[g]	1.69%[g]	1.68%[g]
Net investment income (loss)	(1.00)%	(0.91)%	(0.82)%	(0.85)%	(0.58)%	(0.48)%
Supplemental data						
Net assets, end of period (000's)	$305,381	$315,013	$243,308	$375,822	$371,164	$388,478
Portfolio turnover rate	20.44%	47.70%	35.95%	36.70%	62.54%	66.63%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Flex Cap Growth Fund

Class R	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$42.70	$31.91	$45.10	$44.61	$42.01	$34.98
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.10)	(0.16)	(0.12)	(0.16)	(0.04)	0.01
Net realized and unrealized gains (losses)	1.35	10.95	(13.07)	1.41	2.66	7.02
Total from investment operations	1.25	10.79	(13.19)	1.25	2.62	7.03
Less distributions from:						
Net investment income	—	—	—	(0.02)	(0.02)	—
Net realized gains	—	—	—	(0.74)	—	—
Total distributions	—	—	—	(0.76)	(0.02)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$43.95	$42.70	$31.91	$45.10	$44.61	$42.01
Total return[e]	2.93%	33.81%	(29.25)%	2.73%	6.25%	20.07%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.24%	1.26%	1.25%	1.19%	1.21%	1.18%
Expenses net of waiver and payments by affiliates	1.24%	1.24%[g]	1.25%[g]	1.18%[g]	1.21%[g]	1.18%[g]
Net investment income (loss)	(0.50)%	(0.41)%	(0.33)%	(0.35)%	(0.10)%	0.02%
Supplemental data						
Net assets, end of period (000's)	$62,132	$60,904	$43,940	$66,250	$81,398	$91,229
Portfolio turnover rate	20.44%	47.70%	35.95%	36.70%	62.54%	66.63%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Flex Cap Growth Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$44.14	$32.82	$46.15	$45.41	$42.63	$35.32
Income from investment operations[a]:						
Net investment income[b]	(—)[c]	0.04	0.07	0.07	0.16	0.23
Net realized and unrealized gains (losses)	1.41	11.28	(13.40)	1.43	2.71	7.08
Total from investment operations	1.41	11.32	(13.33)	1.50	2.87	7.31
Less distributions from:						
Net investment income	—	—	—	(0.02)	(0.09)	—
Net realized gains	—	—	—	(0.74)	—	—
Total distributions	—	—	—	(0.76)	(0.09)	—
Redemption fees[d]	—	—	—[c]	—[c]	—[c]	—[c]
Net asset value, end of period	$45.55	$44.14	$32.82	$46.15	$45.41	$42.63
Total return[e]	3.19%	34.49%	(28.88)%	3.23%	6.77%	20.67%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	0.74%	0.76%	0.75%	0.69%	0.71%	0.68%
Expenses net of waiver and payments by affiliates	0.74%	0.74%[g]	0.75%[g]	0.68%[g]	0.71%[g]	0.68%[g]
Net investment income	(—)%[h]	0.09%	0.17%	0.15%	0.40%	0.52%
Supplemental data						
Net assets, end of period (000's)	$1,013,096	$856,298	$364,798	$348,245	$297,856	$209,680
Portfolio turnover rate	20.44%	47.70%	35.95%	36.70%	62.54%	66.63%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

[h]Rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 98.2%		
Automobiles & Components 2.0%		
Johnson Controls Inc.	1,650,000	$ 57,948,000
[a,b]Tesla Motors Inc.	372,200	8,128,848
		66,076,848
Banks 0.6%		
Wells Fargo & Co.	825,000	21,516,000
Capital Goods 7.6%		
Cummins Inc.	650,000	57,265,000
Danaher Corp.	850,000	36,856,000
Flowserve Corp.	325,000	32,500,000
General Electric Co.	2,500,000	40,050,000
Precision Castparts Corp.	375,000	51,217,500
United Technologies Corp.	425,000	31,777,249
		249,665,749
Commercial & Professional Services 1.4%		
[a]Stericycle Inc.	625,000	44,837,500
Consumer Durables & Apparel 3.0%		
NIKE Inc., B	625,000	50,900,000
Polo Ralph Lauren Corp.	500,000	48,440,000
		99,340,000
Consumer Services 1.4%		
Marriott International Inc., A	1,250,000	46,312,500
Diversified Financials 2.8%		
JPMorgan Chase & Co.	625,000	23,518,750
Lazard Ltd.	925,000	34,132,500
T. Rowe Price Group Inc.	600,000	33,162,000
		90,813,250
Energy 5.6%		
[a]Cameron International Corp.	1,113,594	48,719,738
[a]Concho Resources Inc.	879,200	60,374,664
[a]FMC Technologies Inc.	250,000	18,025,000
[a]Petrohawk Energy Corp.	1,250,000	21,262,500
Schlumberger Ltd.	500,000	34,945,000
		183,326,902
Food & Staples Retailing 0.7%		
CVS Caremark Corp.	800,000	24,096,000
Food, Beverage & Tobacco 1.7%		
[a]Hansen Natural Corp.	350,000	17,923,500
PepsiCo Inc.	575,000	37,547,500
		55,471,000
Health Care Equipment & Services 7.4%		
[a]Allscripts Healthcare Solutions Inc.	629,600	12,019,064
C. R. Bard Inc.	295,000	24,520,400
[a]DaVita Inc.	350,000	25,112,500

50 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Health Care Equipment & Services (continued)		
ªEdwards Lifesciences Corp.	600,000	$ 38,346,000
ªExpress Scripts Inc.	1,000,000	48,520,000
ªIntuitive Surgical Inc.	130,000	34,183,500
Universal Health Services Inc., B	800,000	33,016,000
ªVarian Medical Systems Inc.	425,000	26,868,500
		242,585,964
Household & Personal Products 0.9%		
The Procter & Gamble Co.	475,000	30,195,750
Insurance 1.7%		
Aflac Inc.	1,000,000	55,890,000
Materials 5.2%		
Celanese Corp., A	1,500,000	53,475,000
Ecolab Inc.	950,000	46,854,000
Praxair Inc.	775,000	70,788,500
		171,117,500
Media 2.5%		
ªDiscovery Communications Inc., C	1,300,000	50,518,000
The Walt Disney Co.	900,000	32,499,000
		83,017,000
Pharmaceuticals, Biotechnology & Life Sciences 7.2%		
ªCelgene Corp.	700,000	43,449,000
ªDendreon Corp.	450,000	16,425,000
ªGilead Sciences Inc.	650,000	25,785,500
ªHuman Genome Sciences Inc.	750,000	20,160,000
Johnson & Johnson	275,000	17,509,250
Merck & Co. Inc.	1,250,000	45,350,000
ªSalix Pharmaceuticals Ltd.	725,000	27,426,750
ªWaters Corp.	550,000	40,771,500
		236,877,000
Retailing 4.8%		
ªAmazon.com Inc.	190,000	31,376,600
ªDollar General Corp.	1,650,000	46,513,500
ªKohl's Corp.	450,000	23,040,000
ªPriceline.com Inc.	90,000	33,912,900
ªUrban Outfitters Inc.	713,000	21,939,010
		156,782,010
Semiconductors & Semiconductor Equipment 7.3%		
ªCree Inc.	450,000	23,080,500
ªFirst Solar Inc.	165,000	22,717,200
Intel Corp.	800,000	16,056,000
ªLam Research Corp.	850,000	38,921,500
Microchip Technology Inc.	1,575,000	50,683,500
ªSilicon Laboratories Inc.	800,000	31,920,000
Xilinx Inc.	2,150,000	57,641,500
		241,020,200

Semiannual Report | 51

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Software & Services 12.6%		
[a]Bottomline Technologies Inc.	550,000	$ 9,911,000
[a]Citrix Systems Inc.	850,000	54,459,500
[a]Concur Technologies Inc.	400,000	20,648,000
FactSet Research Systems Inc.	300,000	26,334,000
[a]Google Inc., A	80,000	49,039,200
[a]Informatica Corp.	450,000	18,310,500
MasterCard Inc., A	210,000	50,412,600
[a]Nuance Communications Inc.	2,300,000	36,133,000
Oracle Corp.	1,400,000	41,160,000
[a]Red Hat Inc.	1,200,000	50,712,000
[a]Taleo Corp., A	666,000	19,107,541
Visa Inc., A	500,000	39,085,000
		415,312,341
Technology Hardware & Equipment 16.2%		
[a]Apple Inc.	499,200	150,194,304
[a]Cisco Systems Inc.	3,300,000	75,339,000
[a]EMC Corp.	2,750,000	57,777,500
[a]FLIR Systems Inc.	1,150,000	32,016,000
Hewlett-Packard Co.	750,000	31,545,000
[a]Juniper Networks Inc.	750,000	24,292,500
National Instruments Corp.	800,000	27,832,000
[a]NetApp Inc.	1,250,000	66,562,500
QUALCOMM Inc.	900,000	40,617,000
[a]Trimble Navigation Ltd.	800,000	28,672,000
		534,847,804
Telecommunication Services 2.6%		
[a]American Tower Corp., A	1,000,000	51,610,000
[a,c]Anda Networks	36,443	26,603
[a]NII Holdings Inc.	800,000	33,448,000
		85,084,603
Transportation 3.0%		
C.H. Robinson Worldwide Inc.	275,000	19,382,000
Expeditors International of Washington Inc.	850,000	41,956,000
FedEx Corp.	425,000	37,281,000
		98,619,000
Total Common Stocks (Cost $2,342,149,156)		3,232,804,921
Preferred Stocks (Cost $9,999,998) 0.3%		
Pharmaceuticals, Biotechnology & Life Sciences 0.3%		
[a,c]FibroGen Inc., pfd., E	2,227,171	9,576,835
Total Investments before Short Term Investments (Cost $2,352,149,154)		3,242,381,756
Short Term Investments 1.9%		
Money Market Funds (Cost $54,736,089) 1.7%		
[a,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	54,736,089	54,736,089

52 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares	Value
[e]**Investments from Cash Collateral Received for Loaned Securities 0.2%**		
Money Market Funds (Cost $8,076,000) 0.2%		
[f]BNY Mellon Overnight Government Fund, 0.20%	8,076,000	$ 8,076,000
Total Investments (Cost $2,414,961,243) 100.4%		3,305,193,845
Other Assets, less Liabilities (0.4)%		(12,895,285)
Net Assets 100.0%		$3,292,298,560

[a]Non-income producing.

[c]See Note 8 regarding restricted securities.

[e]See Note 1(d) regarding securities on loan.

[f]The coupon rate shown represents the rate at period end.

Franklin Strategic Series

Financial Highlights

Franklin Focused Core Equity Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$9.03	$6.27	$8.69	$10.00
Income from investment operations[b]:				
Net investment income[c]	0.02	0.02	0.06	0.03
Net realized and unrealized gains (losses)	(0.07)	2.74	(2.36)	(1.34)
Total from investment operations	(0.05)	2.76	(2.30)	(1.31)
Less distributions from:				
Net investment income	—	—[d]	(0.10)	—
Net realized gains	—	—	(0.02)	—
Total distributions	—	—[d]	(0.12)	—
Net asset value, end of period	$8.98	$9.03	$6.27	$ 8.69
Total return[e]	(0.55)%	44.05%	(26.07)%	(13.10)%
Ratios to average net assets[f]				
Expenses before waiver and payments by affiliates	1.87%	2.04%	3.99%	5.48%
Expenses net of waiver and payments by affiliates	1.11%	1.09%[g]	1.17%[g]	1.22%
Net investment income	0.49%	0.21%	0.91%	0.91%
Supplemental data				
Net assets, end of period (000's)	$10,766	$10,974	$4,889	$4,652
Portfolio turnover rate	36.54%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007 (commencement of operations) to April 30, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Focused Core Equity Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$8.90	$6.24	$8.67	$10.00
Income from investment operations[b]:				
Net investment income (loss)[c]	(0.01)	(0.05)	—[d]	0.01
Net realized and unrealized gains (losses)	(0.08)	2.71	(2.33)	(1.34)
Total from investment operations	(0.09)	2.66	(2.33)	(1.33)
Less distributions from:				
Net investment income	—	—[d]	(0.08)	—
Net realized gains	—	—	(0.02)	—
Total distributions	—	—[d]	(0.10)	—
Net asset value, end of period	$8.81	$8.90	$6.24	$ 8.67
Total return[e]	(1.01)%	42.65%	(26.56)%	(13.30)%
Ratios to average net assets[f]				
Expenses before waiver and payments by affiliates	2.65%	2.84%	4.67%	6.11%
Expenses net of waiver and payments by affiliates	1.89%	1.89%[g]	1.85%[g]	1.85%
Net investment income (loss)	(0.29)%	(0.59)%	0.23%	0.28%
Supplemental data				
Net assets, end of period (000's)	$1,663	$1,853	$106	$41
Portfolio turnover rate	36.54%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007 (commencement of operations) to April 30, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Focused Core Equity Fund

Class R	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$9.00	$6.27	$8.68	$10.00
Income from investment operations[b]:				
Net investment income (loss)[c]	0.01	(0.01)	0.05	0.03
Net realized and unrealized gains (losses)	(0.08)	2.74	(2.36)	(1.35)
Total from investment operations	(0.07)	2.73	(2.31)	(1.32)
Less distributions from:				
Net investment income	—	—	(0.08)	—
Net realized gains	—	—	(0.02)	—
Total distributions	—	—	(0.10)	—
Net asset value, end of period	$8.93	$9.00	$6.27	$ 8.68
Total return[d]	(0.78)%	43.54%	(26.30)%	(13.20)%
Ratios to average net assets[e]				
Expenses before waiver and payments by affiliates	2.15%	2.34%	4.21%	5.65%
Expenses net of waiver and payments by affiliates	1.39%	1.39%[f]	1.39%[f]	1.39%
Net investment income (loss)	0.21%	(0.09)%	0.69%	0.74%
Supplemental data				
Net assets, end of period (000's)	$27	$21	$6	$9
Portfolio turnover rate	36.54%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007 (commencement of operations) to April 30, 2008.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Focused Core Equity Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$9.06	$6.28	$8.70	$10.00
Income from investment operations[b]:				
Net investment income[c]	0.03	0.04	0.08	0.04
Net realized and unrealized gains (losses)	(0.07)	2.74	(2.37)	(1.34)
Total from investment operations	(0.04)	2.78	(2.29)	(1.30)
Less distributions from:				
Net investment income	—	—[d]	(0.11)	—
Net realized gains	—	—	(0.02)	—
Total distributions	—	—[d]	(0.13)	—
Net asset value, end of period	$9.02	$9.06	$6.28	$ 8.70
Total return[e]	(0.44)%	44.34%	(25.93)%	(13.00)%
Ratios to average net assets[f]				
Expenses before waiver and payments by affiliates	1.65%	1.84%	3.71%	5.15%
Expenses net of waiver and payments by affiliates	0.89%	0.89%[g]	0.89%[g]	0.89%
Net investment income	0.71%	0.41%	1.19%	1.24%
Supplemental data				
Net assets, end of period (000's)	$1,561	$1,182	$167	$171
Portfolio turnover rate	36.54%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007 (commencement of operations) to April 30, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 94.2%			
Consumer Discretionary 8.6%			
[a]Apollo Group Inc., A	United States	13,050	$ 489,114
[a]Harman International Industries Inc.	United States	11,670	391,528
Target Corp.	United States	6,190	321,509
			1,202,151
Consumer Staples 3.8%			
CVS Caremark Corp.	United States	17,580	529,510
Energy 7.0%			
Marathon Oil Corp.	United States	12,430	442,135
[a]Petrohawk Energy Corp.	United States	12,170	207,012
Petroplus Holdings AG	Switzerland	28,403	335,647
			984,794
Financials 15.6%			
[a]Berkshire Hathaway Inc., B	United States	400	31,824
BlackRock Inc.	United States	777	132,859
JPMorgan Chase & Co.	United States	18,320	689,382
Legg Mason Inc.	United States	7,170	222,485
Loews Corp.	United States	2,600	102,648
Northern Trust Corp.	United States	10,770	534,515
U.S. Bancorp	United States	19,430	469,818
			2,183,531
Health Care 18.4%			
Aetna Inc.	United States	16,060	479,551
Alcon Inc.	Switzerland	950	159,334
[a]Gilead Sciences Inc.	United States	6,060	240,400
Merck & Co. Inc.	United States	22,414	813,180
Roche Holding AG	Switzerland	6,050	888,305
			2,580,770
Industrials 11.7%			
3M Co.	United States	3,440	289,717
FedEx Corp.	United States	4,180	366,669
Precision Castparts Corp.	United States	2,110	288,184
Rockwell Collins Inc.	United States	3,360	203,314
Ryanair Holdings PLC, ADR	Ireland	15,066	491,603
			1,639,487
Information Technology 18.0%			
[a]Apple Inc.	United States	610	183,531
Corning Inc.	United States	35,130	642,176
MasterCard Inc., A	United States	2,930	703,376
Maxim Integrated Products Inc.	United States	35,230	763,082
Visa Inc., A	United States	2,980	232,946
			2,525,111

58 | Semiannual Report

See Abbreviations on page 112.

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Strategic Series

Financial Highlights

Franklin Growth Opportunities Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$19.59	$13.88	$20.06	$18.54	$18.30	$13.33
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.07)	(0.14)	(0.14)	(0.15)	(0.12)	(0.15)
Net realized and unrealized gains (losses)	0.87	5.85	(6.04)	1.67	0.36	5.12
Total from investment operations	0.80	5.71	(6.18)	1.52	0.24	4.97
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$20.39	$19.59	$13.88	$20.06	$18.54	$18.30
Total return[e]	4.08%	41.14%	(30.81)%	8.20%	1.31%	37.28%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.32%	1.31%	1.32%	1.27%	1.38%	1.39%
Expenses net of waiver and payments by affiliates	1.32%	1.24%[g]	1.32%[g]	1.27%[g]	1.38%[g]	1.39%[g]
Net investment income (loss)	(0.77)%	(0.81)%	(0.89)%	(0.77)%	(0.70)%	(0.92)%
Supplemental data						
Net assets, end of period (000's)	$166,346	$168,205	$99,939	$137,313	$105,407	$113,713
Portfolio turnover rate	28.69%	67.27%	90.24%	133.58%	176.15%	183.31%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Growth Opportunities Fund

Class B	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$18.25	$13.02	$18.95	$17.64	$17.53	$12.87
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.13)	(0.23)	(0.24)	(0.28)	(0.23)	(0.26)
Net realized and unrealized gains (losses)	0.81	5.46	(5.69)	1.59	0.34	4.92
Total from investment operations	0.68	5.23	(5.93)	1.31	0.11	4.66
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$18.93	$18.25	$13.02	$18.95	$17.64	$17.53
Total return[e]	3.73%	40.17%	(31.29)%	7.43%	0.63%	36.21%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	2.00%	2.00%	2.02%	1.99%	2.08%	2.13%
Expenses net of waiver and payments by affiliates	2.00%	1.93%[g]	2.02%[g]	1.99%[g]	2.08%[g]	2.13%[g]
Net investment income (loss)	(1.45)%	(1.50)%	(1.59)%	(1.49)%	(1.40)%	(1.66)%
Supplemental data						
Net assets, end of period (000's)	$3,988	$5,275	$5,124	$11,528	$15,638	$19,508
Portfolio turnover rate	28.69%	67.27%	90.24%	133.58%	176.15%	183.31%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Growth Opportunities Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$18.20	$12.99	$18.91	$17.61	$17.49	$12.84
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.13)	(0.24)	(0.23)	(0.28)	(0.23)	(0.26)
Net realized and unrealized gains (losses)	0.81	5.45	(5.69)	1.58	0.35	4.91
Total from investment operations	0.68	5.21	(5.92)	1.30	0.12	4.65
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$18.88	$18.20	$12.99	$18.91	$17.61	$17.49
Total return[e]	3.74%	40.11%	(31.31)%	7.38%	0.69%	36.21%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	2.01%	2.02%	2.03%	1.99%	2.09%	2.14%
Expenses net of waiver and payments by affiliates	2.01%	1.95%[g]	2.03%[g]	1.99%[g]	2.09%[g]	2.14%[g]
Net investment income (loss)	(1.46)%	(1.52)%	(1.60)%	(1.49)%	(1.41)%	(1.67)%
Supplemental data						
Net assets, end of period (000's)	$45,556	$46,227	$27,519	$40,253	$31,518	$31,167
Portfolio turnover rate	28.69%	67.27%	90.24%	133.58%	176.15%	183.31%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Growth Opportunities Fund

Class R	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$19.25	$13.67	$19.80	$18.33	$18.12	$13.24
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.09)	(0.17)	(0.17)	(0.20)	(0.16)	(0.19)
Net realized and unrealized gains (losses)	0.85	5.75	(5.96)	1.67	0.37	5.07
Total from investment operations	0.76	5.58	(6.13)	1.47	0.21	4.88
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$20.01	$19.25	$13.67	$19.80	$18.33	$18.12
Total return[e]	3.95%	40.82%	(30.96)%	8.02%	1.16%	36.86%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.51%	1.52%	1.54%	1.49%	1.59%	1.64%
Expenses net of waiver and payments by affiliates	1.51%	1.45%[g]	1.54%[g]	1.49%[g]	1.59%[g]	1.64%[g]
Net investment income (loss)	(0.96)%	(1.02)%	(1.11)%	(0.99)%	(0.91)%	(1.17)%
Supplemental data						
Net assets, end of period (000's)	$20,607	$17,010	$7,320	$7,863	$7,413	$5,171
Portfolio turnover rate	28.69%	67.27%	90.24%	133.58%	176.15%	183.31%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Growth Opportunities Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$20.24	$14.30	$20.60	$18.99	$18.68	$13.58
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.04)	(0.09)	(0.10)	(0.10)	(0.07)	(0.11)
Net realized and unrealized gains (losses)	0.90	6.03	(6.20)	1.71	0.38	5.21
Total from investment operations	0.86	5.94	(6.30)	1.61	0.31	5.10
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$21.10	$20.24	$14.30	$20.60	$18.99	$18.68
Total return[e]	4.25%	41.54%	(30.58)%	8.48%	1.66%	37.56%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.01%	1.02%	1.04%	0.99%	1.09%	1.14%
Expenses net of waiver and payments by affiliates	1.01%	0.95%[g]	1.04%[g]	0.99%[g]	1.09%[g]	1.14%[g]
Net investment income (loss)	(0.46)%	(0.52)%	(0.61)%	(0.49)%	(0.41)%	(0.67)%
Supplemental data						
Net assets, end of period (000's)	$141,726	$245,727	$141,010	$101,885	$85,486	$36,744
Portfolio turnover rate	28.69%	67.27%	90.24%	133.58%	176.15%	183.31%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 98.7%			
Consumer Discretionary 12.3%			
[a]Amazon.com Inc.	United States	28,300	$ 4,673,462
Guess? Inc.	United States	129,200	5,028,464
[a]Kohl's Corp.	United States	77,900	3,988,480
NIKE Inc., B	United States	47,900	3,900,976
[a]Peet's Coffee & Tea Inc.	United States	60,500	2,314,125
Polo Ralph Lauren Corp.	United States	41,100	3,981,768
[a]Priceline.com Inc.	United States	17,200	6,481,132
Starwood Hotels & Resorts Worldwide Inc.	United States	63,900	3,459,546
[a]Ulta Salon Cosmetics & Fragrance Inc.	United States	91,600	2,811,204
[a]Urban Outfitters Inc.	United States	137,200	4,221,644
[a]Vera Bradley Inc.	United States	25,200	689,220
[a]WMS Industries Inc.	United States	113,500	4,952,005
			46,502,026
Consumer Staples 3.7%			
Avon Products Inc.	United States	80,400	2,448,180
[a]Hansen Natural Corp.	United States	73,300	3,753,693
Mead Johnson Nutrition Co., A	United States	64,700	3,805,654
[a]TreeHouse Foods Inc.	United States	80,800	3,773,360
			13,780,887
Energy 10.9%			
Anadarko Petroleum Corp.	United States	79,400	4,888,658
[a]Brigham Exploration Co.	United States	177,600	3,745,584
[a]Cameron International Corp.	United States	106,200	4,646,250
[a]Concho Resources Inc.	United States	97,400	6,688,458
[a]FMC Technologies Inc.	United States	81,980	5,910,758
[a]Petrohawk Energy Corp.	United States	262,600	4,466,826
Schlumberger Ltd.	United States	63,980	4,471,562
[a]Weatherford International Ltd.	United States	387,700	6,517,237
			41,335,333
Financials 3.7%			
Bank of America Corp.	United States	273,800	3,132,272
BlackRock Inc.	United States	38,280	6,545,497
[a]Green Dot Corp.	United States	34,400	1,747,520
[a]MSCI Inc., A	United States	68,700	2,462,895
			13,888,184
Health Care 12.6%			
Allergan Inc.	United States	44,000	3,186,040
[a]Celgene Corp.	United States	63,600	3,947,652
[a]Edwards Lifesciences Corp.	United States	56,900	3,636,479
[a]Express Scripts Inc.	United States	69,800	3,386,696
[a]Gilead Sciences Inc.	United States	101,860	4,040,786
[a]HeartWare International Inc.	United States	32,300	2,207,382
[a]Human Genome Sciences Inc.	United States	173,100	4,652,928
[a]Intuitive Surgical Inc.	United States	10,700	2,813,565
[a]Life Technologies Corp.	United States	73,500	3,688,230

Semiannual Report | 65

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Growth Opportunities Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Health Care (continued)			
[a]Onyx Pharmaceuticals Inc.	United States	73,553	$ 1,973,427
Perrigo Co.	United States	47,266	3,113,884
Pharmaceutical Product Development Inc.	United States	151,800	3,917,958
[a]Salix Pharmaceuticals Ltd.	United States	135,100	5,110,833
[a]Varian Medical Systems Inc.	United States	31,400	1,985,108
			47,660,968
Industrials 11.1%			
[a]ABB Ltd., ADR	Switzerland	168,400	3,484,196
Cummins Inc.	United States	63,200	5,567,920
Expeditors International of Washington Inc.	United States	133,000	6,564,880
FedEx Corp.	United States	63,500	5,570,220
Flowserve Corp.	United States	37,300	3,730,000
Heico Corp.	United States	61,050	3,039,069
Precision Castparts Corp.	United States	81,630	11,149,026
Ryanair Holdings PLC, ADR	Ireland	89,400	2,917,122
			42,022,433
Information Technology 37.0%			
[a]Alliance Data Systems Corp.	United States	54,800	3,327,456
[a]ANSYS Inc.	United States	53,700	2,429,925
[a]Apple Inc.	United States	57,800	17,390,286
ARM Holdings PLC	United Kingdom	1,051,300	6,121,465
[a]Baidu Inc., ADR	China	18,500	2,035,185
[a]Bottomline Technologies Inc.	United States	121,100	2,182,222
[a]Cisco Systems Inc.	United States	204,600	4,671,018
[a]Citrix Systems Inc.	United States	102,500	6,567,175
[a]Cree Inc.	United States	45,800	2,349,082
[a,b]Dilithium Networks Inc.	United States	376,433	—
[a,b]Dilithium Networks Inc., wts., 2/20/49	United States	12,447	—
[a]Dolby Laboratories Inc., A	United States	35,300	2,177,304
[a]EMC Corp.	United States	276,300	5,805,063
[a]F5 Networks Inc.	United States	38,700	4,554,990
[a]FLIR Systems Inc.	United States	165,100	4,596,384
[a]Google Inc., A	United States	8,690	5,326,883
[a]Juniper Networks Inc.	United States	163,200	5,286,048
MasterCard Inc., A	United States	50,400	12,099,024
[a]Netlogic Microsystems Inc.	United States	169,600	5,098,176
[a]Nuance Communications Inc.	United States	160,300	2,518,313
QUALCOMM Inc.	United States	210,380	9,494,449
[a]Red Hat Inc.	United States	140,500	5,937,530
Research In Motion Ltd.	Canada	33,300	1,896,435
[a]Salesforce.com Inc.	United States	57,700	6,697,239
[a]Silicon Laboratories Inc.	United States	124,400	4,963,560
[a]Taleo Corp., A	United States	100,000	2,869,000
[a]Trimble Navigation Ltd.	United States	176,340	6,320,026

66 | Semiannual Report

See Abbreviations on page 112.

aNon-income producing.

bSee Note 8 regarding restricted securities.

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Strategic Series

Financial Highlights

Franklin Small Cap Growth Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.02	$ 6.41	$9.09	$13.05	$13.90	$10.63
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.05)	(0.09)	(0.08)	(0.09)	(0.10)	(0.08)
Net realized and unrealized gains (losses)	0.53	3.70	(2.53)	(1.59)	0.58	3.35
Total from investment operations	0.48	3.61	(2.61)	(1.68)	0.48	3.27
Less distributions from net realized gains	—	—	(0.07)	(2.28)	(1.33)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.50	$10.02	$ 6.41	$ 9.09	$13.05	$13.90
Total return[e]	4.79%	56.32%	(28.54)%	(14.73)%	4.02%	30.76%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.42%	1.37%	1.34%	1.17%	1.20%	1.16%
Expenses net of waiver and payments by affiliates	1.42%	1.35%	1.34%[g]	1.17%[g]	1.20%[g]	1.16%[g]
Net investment income (loss)	(1.08)%	(1.06)%	(1.07)%	(0.72)%	(0.77)%	(0.61)%
Supplemental data						
Net assets, end of period (000's)	$205,311	$197,461	$123,037	$274,142	$549,733	$693,084
Portfolio turnover rate	23.94%	61.32%	43.04%	48.52%	51.49%	44.34%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small Cap Growth Fund

Class B	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$9.13	$5.89	$8.43	$12.35	$13.32	$10.26
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.08)	(0.13)	(0.12)	(0.16)	(0.18)	(0.16)
Net realized and unrealized gains (losses)	0.49	3.37	(2.35)	(1.48)	0.54	3.22
Total from investment operations	0.41	3.24	(2.47)	(1.64)	0.36	3.06
Less distributions from net realized gains	—	—	(0.07)	(2.28)	(1.33)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$9.54	$9.13	$5.89	$ 8.43	$12.35	$13.32
Total return[e]	4.49%	55.01%	(29.11)%	(15.27)%	3.27%	29.82%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	2.11%	2.09%	2.04%	1.92%	1.96%	1.91%
Expenses net of waiver and payments by affiliates	2.11%	2.07%	2.04%[g]	1.92%[g]	1.96%[g]	1.91%[g]
Net investment income (loss)	(1.77)%	(1.78)%	(1.77)%	(1.47)%	(1.53)%	(1.36)%
Supplemental data						
Net assets, end of period (000's)	$3,386	$6,019	$15,159	$52,465	$85,684	$111,458
Portfolio turnover rate	23.94%	61.32%	43.04%	48.52%	51.49%	44.34%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small Cap Growth Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$9.15	$5.89	$8.43	$12.36	$13.33	$10.27
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.08)	(0.13)	(0.12)	(0.16)	(0.18)	(0.16)
Net realized and unrealized gains (losses)	0.49	3.39	(2.35)	(1.49)	0.54	3.22
Total from investment operations	0.41	3.26	(2.47)	(1.65)	0.36	3.06
Less distributions from net realized gains	—	—	(0.07)	(2.28)	(1.33)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$9.56	$9.15	$5.89	$ 8.43	$12.36	$13.33
Total return[e]	4.48%	55.35%	(29.11)%	(15.35)%	3.27%	29.80%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	2.11%	2.10%	2.04%	1.92%	1.95%	1.92%
Expenses net of waiver and payments by affiliates	2.11%	2.08%	2.04%[g]	1.92%[g]	1.95%[g]	1.92%[g]
Net investment income (loss)	(1.77)%	(1.79)%	(1.77)%	(1.47)%	(1.52)%	(1.37)%
Supplemental data						
Net assets, end of period (000's)	$55,394	$57,298	$40,180	$75,846	$120,900	$170,159
Portfolio turnover rate	23.94%	61.32%	43.04%	48.52%	51.49%	44.34%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small Cap Growth Fund

Class R	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$ 9.77	$6.26	$8.91	$12.86	$13.75	$10.54
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.06)	(0.10)	(0.09)	(0.11)	(0.13)	(0.11)
Net realized and unrealized gains (losses)	0.52	3.61	(2.49)	(1.56)	0.57	3.32
Total from investment operations	0.46	3.51	(2.58)	(1.67)	0.44	3.21
Less distributions from net realized gains	—	—	(0.07)	(2.28)	(1.33)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.23	$9.77	$6.26	$ 8.91	$12.86	$13.75
Total return[e]	4.71%	56.07%	(28.78)%	(14.87)%	3.77%	30.46%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.61%	1.60%	1.54%	1.42%	1.46%	1.42%
Expenses net of waiver and payments by affiliates	1.61%	1.58%	1.54%[g]	1.42%[g]	1.46%[g]	1.42%[g]
Net investment income (loss)	(1.27)%	(1.29)%	(1.27)%	(0.97)%	(1.03)%	(0.87)%
Supplemental data						
Net assets, end of period (000's)	$5,469	$4,290	$1,912	$3,166	$5,759	$6,328
Portfolio turnover rate	23.94%	61.32%	43.04%	48.52%	51.49%	44.34%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small Cap Growth Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.39	$ 6.63	$9.37	$13.34	$14.15	$10.79
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.04)	(0.07)	(0.06)	(0.05)	(0.07)	(0.05)
Net realized and unrealized gains (losses)	0.56	3.83	(2.61)	(1.64)	0.59	3.41
Total from investment operations	0.52	3.76	(2.67)	(1.69)	0.52	3.36
Less distributions from net realized gains	—	—	(0.07)	(2.28)	(1.33)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.91	$10.39	$6.63	$ 9.37	$13.34	$14.15
Total return[e]	5.00%	56.71%	(28.32)%	(14.46)%	4.24%	31.14%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.11%	1.10%	1.04%	0.92%	0.96%	0.92%
Expenses net of waiver and payments by affiliates	1.11%	1.08%	1.04%[g]	0.92%[g]	0.96%[g]	0.92%[g]
Net investment income (loss)	(0.77)%	(0.79)%	(0.77)%	(0.47)%	(0.53)%	(0.37)%
Supplemental data						
Net assets, end of period (000's)	$29,896	$114,212	$57,957	$220,857	$325,425	$326,475
Portfolio turnover rate	23.94%	61.32%	43.04%	48.52%	51.49%	44.34%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 96.7%		
Consumer Discretionary 16.9%		
[a,b]Blue Nile Inc.	74,600	$ 3,177,960
[a]Buffalo Wild Wings Inc.	67,500	3,174,525
[a]Coinstar Inc.	88,300	5,084,314
[a]Drew Industries Inc.	57,400	1,209,418
Gaiam Inc., A	346,232	2,444,398
Guess? Inc.	70,100	2,728,292
[a]Gymboree Corp.	45,300	2,947,218
[a]Iconix Brand Group Inc.	161,000	2,817,500
[a]Lions Gate Entertainment Corp.	437,200	3,160,956
[a]Panera Bread Co., A	17,400	1,557,474
[a]Peet's Coffee & Tea Inc.	124,900	4,777,425
[a]Shuffle Master Inc.	369,200	3,474,172
[a]Tenneco Inc.	94,100	3,069,542
Tractor Supply Co.	64,800	2,566,080
[a]Ulta Salon Cosmetics & Fragrance Inc.	70,300	2,157,507
[a,b]Under Armour Inc., A	46,800	2,184,624
[a]Vitamin Shoppe Inc.	77,800	2,163,618
Wolverine World Wide Inc.	67,700	1,971,424
		50,666,447
Consumer Staples 3.1%		
[a]Hain Celestial Group Inc.	99,700	2,465,581
[a]Hansen Natural Corp.	46,500	2,381,265
[a]TreeHouse Foods Inc.	92,800	4,333,760
		9,180,606
Energy 5.2%		
[a]Bill Barrett Corp.	96,800	3,654,200
[a]Brigham Exploration Co.	144,500	3,047,505
[a]Comstock Resources Inc.	106,000	2,369,100
[a]Dril-Quip Inc.	35,200	2,432,320
[a]Superior Energy Services Inc.	152,500	4,212,050
		15,715,175
Financials 8.6%		
[a]Affiliated Managers Group Inc.	37,800	3,236,058
Chatham Lodging Trust	86,400	1,593,216
Evercore Partners Inc.	76,900	2,334,684
[a]FelCor Lodging Trust Inc.	212,400	1,306,260
First Interstate BancSystem Inc.	117,200	1,518,912
[a,b]Green Dot Corp.	12,100	614,680
Janus Capital Group Inc.	309,500	3,268,320
MB Financial Inc.	79,400	1,182,266
[a]Netspend Holdings Inc.	224,500	3,080,140
Northwest Bancshares Inc.	200,600	2,274,804
[a]Signature Bank	76,700	3,239,808
[a]Stifel Financial Corp.	47,400	2,246,286
		25,895,434

Semiannual Report | 73

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Health Care 15.4%		
[a]American Medical Systems Holdings Inc.	203,900	$ 4,118,780
[a]Ardea Biosciences Inc.	58,300	1,242,956
[a]ArQule Inc.	172,100	949,992
[a,b]athenahealth Inc.	31,300	1,251,061
[a]BioMarin Pharmaceutical Inc.	71,600	1,873,056
[a,b]Cadence Pharmaceuticals Inc.	201,300	1,787,544
[a]Community Health Systems Inc.	65,000	1,955,200
[a]DexCom Inc.	373,800	5,139,750
[a,c]ExamWorks Group Inc.	88,900	1,511,300
[a]HeartWare International Inc.	19,900	1,359,966
[a]Impax Laboratories Inc.	126,000	2,373,840
[a]Map Pharmaceuticals Inc.	96,800	1,474,264
Masimo Corp.	71,300	2,151,121
[a]MWI Veterinary Supply Inc.	38,700	2,213,640
[a]Onyx Pharmaceuticals Inc.	50,500	1,354,915
[a]PAREXEL International Corp.	189,000	4,063,500
Quality Systems Inc.	41,400	2,660,364
[a]Questcor Pharmaceuticals Inc.	140,900	1,728,843
[a]Salix Pharmaceuticals Ltd.	77,600	2,935,608
[a]Savient Pharmaceuticals Inc.	94,400	1,173,392
[a]Transcept Pharmaceuticals Inc.	107,900	667,901
[a]VCA Antech Inc.	98,700	2,040,129
		46,027,122
Industrials 13.3%		
Allegiant Travel Co.	102,100	4,807,889
[a]Clean Harbors Inc.	51,200	3,609,600
[a]Esterline Technologies Corp.	26,100	1,577,484
Heico Corp.	105,875	5,270,457
[a]Higher One Holdings Inc.	44,800	782,208
[a]Huron Consulting Group Inc.	139,400	2,775,454
[a]ICF International Inc.	100,500	2,574,810
Kaydon Corp.	69,700	2,430,439
[a]Keyw Holding Corp.	301,075	3,823,653
Knight Transportation Inc.	125,700	2,246,259
Marten Transport Ltd.	191,500	4,067,460
[a]Mobile Mini Inc.	233,900	4,076,877
Wabtec Corp.	38,400	1,798,656
		39,841,246
Information Technology 31.6%		
[a]ANSYS Inc.	66,400	3,004,600
[a]Art Technology Group Inc.	1,002,200	4,199,218
[a]Atheros Communications	132,400	4,109,696
[a]Bottomline Technologies Inc.	337,104	6,074,614
[a]Cymer Inc.	109,100	4,031,245
[a]DTS Inc.	48,700	1,938,260
[a]Echo Global Logistics Inc.	167,247	2,374,908
[a]Envestnet Inc.	177,200	2,340,812

74 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Information Technology (continued)		
[a]FARO Technologies Inc.	181,000	$ 4,369,340
[a]GSI Commerce Inc.	114,000	2,783,880
[a]Ixia	209,000	3,270,850
[a]LogMeIn Inc.	45,200	1,795,796
National Instruments Corp.	124,200	4,320,918
[a]Netlogic Microsystems Inc.	172,400	5,182,344
[a]Nuance Communications Inc.	137,900	2,166,409
[a]OpenTable Inc.	11,100	680,985
[a]Polycom Inc.	84,900	2,867,922
Power Integrations Inc.	138,100	4,717,496
[a,b]Quinstreet Inc.	155,000	2,407,150
[a]RealD Inc.	41,900	876,548
Sapient Corp.	364,620	4,798,399
[a]Shoretel Inc.	395,800	2,477,708
[a]Silicon Laboratories Inc.	109,200	4,357,080
[a]Sonic Solutions	172,961	2,070,343
[a]Stratasys Inc.	34,700	1,086,804
[a]Taleo Corp., A	145,800	4,183,002
[a]Trimble Navigation Ltd.	102,100	3,659,264
[a]Varian Semiconductor Equipment Associates Inc.	146,675	4,791,872
[a]ViaSat Inc.	67,900	2,795,443
[a]Volterra Semiconductor Corp.	38,100	778,383
		94,511,289
Materials 1.2%		
[a]STR holdings Inc	143,200	3,558,520
Telecommunication Services 1.4%		
[a]SBA Communications Corp.	106,100	4,165,487
Total Common Stocks (Cost $210,230,825)		289,561,326
Short Term Investments 6.8%		
Money Market Funds (Cost $8,891,364) 3.0%		
[a,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	8,891,364	8,891,364
[e]**Investments from Cash Collateral Received for Loaned Securities 3.8%**		
Money Market Funds (Cost $11,549,000) 3.8%		
[f]BNY Mellon Overnight Government Fund, 0.20%	11,549,000	11,549,000
Total Investments (Cost $230,671,189) 103.5%		310,001,690
Other Assets, less Liabilities (3.5)%		(10,544,176)
Net Assets 100.0%		$299,457,514

[a]Non-income producing.
[b]A portion or all of the security is on loan at October 31, 2010. See Note 1(d).
[c]Security purchased on a delayed delivery basis. See Note 1(c).
[d]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.
[e]See Note 1(d) regarding securities on loan.
[f]The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Financial Highlights

Franklin Small-Mid Cap Growth Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$32.29	$22.34	$32.70	$41.54	$40.42	$31.31
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.07)	(0.13)	(0.11)	(0.19)	(0.13)	(—)[c]
Net realized and unrealized gains (losses)	1.29	10.08	(10.19)	(1.93)	4.09	9.15
Total from investment operations	1.22	9.95	(10.30)	(2.12)	3.96	9.15
Less distributions from:						
Net investment income	—	—	—	—	—	(0.04)
Net realized gains	—	—	(0.06)	(6.72)	(2.84)	—
Total distributions	—	—	(0.06)	(6.72)	(2.84)	(0.04)
Redemption fees[d]	—	—	—[c]	—[c]	—[c]	—[c]
Net asset value, end of period	$33.51	$32.29	$22.34	$32.70	$41.54	$40.42
Total return[e]	3.78%	44.54%	(31.46)%	(6.24)%	10.38%	29.21%
Ratios to average net assets[f]						
Expenses	1.02%	1.04%[g]	1.08%[g]	1.02%[g]	0.98%[g]	0.96%[g]
Net investment income (loss)	(0.42)%	(0.48)%	(0.45)%	(0.50)%	(0.33)%	(—)%[h]
Supplemental data						
Net assets, end of period (000's)	$2,486,381	$2,585,515	$2,195,975	$4,331,657	$5,619,694	$6,532,284
Portfolio turnover rate	21.06%	55.44%	54.86%	55.09%	52.76%	39.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.01 per share.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]Rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small-Mid Cap Growth Fund

Class B	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$30.14	$21.01	$31.00	$40.00	$39.31	$30.65
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.17)	(0.31)	(0.29)	(0.46)	(0.40)	(0.27)
Net realized and unrealized gains (losses)	1.19	9.44	(9.64)	(1.82)	3.93	8.93
Total from investment operations	1.02	9.13	(9.93)	(2.28)	3.53	8.66
Less distributions from net realized gains	—	—	(0.06)	(6.72)	(2.84)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$31.16	$30.14	$21.01	$31.00	$40.00	$39.31
Total return[e]	3.38%	43.46%	(31.99)%	(6.92)%	9.53%	28.25%
Ratios to average net assets[f]						
Expenses	1.77%	1.78%[g]	1.83%[g]	1.77%[g]	1.73%[g]	1.71%[g]
Net investment income (loss)	(1.17)%	(1.22)%	(1.20)%	(1.25)%	(1.08)%	(0.75)%
Supplemental data						
Net assets, end of period (000's)	$13,950	$16,233	$13,399	$25,457	$32,570	$36,911
Portfolio turnover rate	21.06%	55.44%	54.86%	55.09%	52.76%	39.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small-Mid Cap Growth Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$29.10	$20.29	$29.92	$38.85	$38.25	$29.82
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.16)	(0.30)	(0.27)	(0.45)	(0.39)	(0.26)
Net realized and unrealized gains (losses)	1.15	9.11	(9.30)	(1.76)	3.83	8.69
Total from investment operations	0.99	8.81	(9.57)	(2.21)	3.44	8.43
Less distributions from net realized gains	—	—	(0.06)	(6.72)	(2.84)	—
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$30.09	$29.10	$20.29	$29.92	$38.85	$38.25
Total return[e]	3.40%	43.42%	(31.94)%	(6.94)%	9.56%	28.27%
Ratios to average net assets[f]						
Expenses	1.77%	1.79%[g]	1.83%[g]	1.77%[g]	1.72%[g]	1.71%[g]
Net investment income (loss)	(1.17)%	(1.23)%	(1.20)%	(1.25)%	(1.07)%	(0.75)%
Supplemental data						
Net assets, end of period (000's)	$355,785	$366,292	$285,597	$523,040	$653,529	$728,710
Portfolio turnover rate	21.06%	55.44%	54.86%	55.09%	52.76%	39.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small-Mid Cap Growth Fund

Class R	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$31.50	$21.85	$32.06	$40.96	$39.98	$31.04
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.10)	(0.19)	(0.17)	(0.29)	(0.23)	(0.08)
Net realized and unrealized gains (losses)	1.25	9.84	(9.98)	(1.89)	4.05	9.04
Total from investment operations	1.15	9.65	(10.15)	(2.18)	3.82	8.96
Less distributions from:						
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	—	(0.06)	(6.72)	(2.84)	—
Total distributions	—	—	(0.06)	(6.72)	(2.84)	(0.02)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$32.65	$31.50	$21.85	$32.06	$40.96	$39.98
Total return[e]	3.65%	44.16%	(31.62)%	(6.48)%	10.11%	28.88%
Ratios to average net assets[f]						
Expenses	1.27%	1.29%[g]	1.33%[g]	1.27%[g]	1.23%[g]	1.21%[g]
Net investment income (loss)	(0.67)%	(0.73)%	(0.70)%	(0.75)%	(0.58)%	(0.25)%
Supplemental data						
Net assets, end of period (000's)	$69,176	$69,415	$54,180	$94,334	$118,387	$93,916
Portfolio turnover rate	21.06%	55.44%	54.86%	55.09%	52.76%	39.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small-Mid Cap Growth Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$33.19	$22.90	$33.43	$42.22	$40.93	$31.71
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.03)	(0.07)	(0.05)	(0.10)	(0.03)	0.10
Net realized and unrealized gains (losses)	1.33	10.36	(10.42)	(1.97)	4.16	9.26
Total from investment operations	1.30	10.29	(10.47)	(2.07)	4.13	9.36
Less distributions from:						
Net investment income	—	—	—	—	—	(0.14)
Net realized gains	—	—	(0.06)	(6.72)	(2.84)	—
Total distributions	—	—	(0.06)	(6.72)	(2.84)	(0.14)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$34.49	$33.19	$22.90	$33.43	$42.22	$40.93
Total return[e]	3.92%	44.93%	(31.28)%	(6.00)%	10.65%	29.55%
Ratios to average net assets[f]						
Expenses	0.77%	0.79%[g]	0.83%[g]	0.77%[g]	0.73%[g]	0.71%[g]
Net investment income (loss)	(0.17)%	(0.23)%	(0.20)%	(0.25)%	(0.08)%	0.25%
Supplemental data						
Net assets, end of period (000's)	$776,953	$783,021	$498,207	$812,503	$803,365	$794,395
Portfolio turnover rate	21.06%	55.44%	54.86%	55.09%	52.76%	39.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 96.9%		
Consumer Discretionary 20.9%		
Advance Auto Parts Inc.	410,000	$ 26,641,800
[a,b]Blue Nile Inc.	350,000	14,910,000
[a]BorgWarner Inc.	708,200	39,737,102
[a]Buffalo Wild Wings Inc.	565,000	26,571,950
[a]Capella Education Co.	100,000	5,483,000
[a]Chipotle Mexican Grill Inc.	150,000	31,531,500
[a]Dick's Sporting Goods Inc.	1,170,800	33,742,456
[a]Discovery Communications Inc., A	600,000	26,766,000
[a]Dollar General Corp.	942,500	26,569,075
[a]DreamWorks Animation SKG Inc., A	245,600	8,669,680
Expedia Inc.	1,300,000	37,635,000
Guess? Inc.	1,100,000	42,812,000
[a]Gymboree Corp.	280,400	18,242,824
Jarden Corp.	1,027,600	32,944,856
Johnson Controls Inc.	1,200,600	42,165,072
[a]Kohl's Corp.	870,000	44,544,000
Limited Brands Inc.	1,050,000	30,859,500
[a]Peet's Coffee & Tea Inc.	566,100	21,653,325
Polo Ralph Lauren Corp.	450,000	43,596,000
Starwood Hotels & Resorts Worldwide Inc.	725,000	39,251,500
[a]Tenneco Inc.	500,000	16,310,000
[a]Ulta Salon Cosmetics & Fragrance Inc.	543,700	16,686,153
[a,b]Under Armour Inc., A	500,000	23,340,000
[a]Urban Outfitters Inc.	1,781,200	54,807,524
[a]WMS Industries Inc.	650,000	28,359,500
Wolverine World Wide Inc.	1,340,004	39,020,917
		772,850,734
Consumer Staples 2.2%		
[a]Hansen Natural Corp.	550,000	28,165,500
Mead Johnson Nutrition Co., A	465,000	27,351,300
[a]TreeHouse Foods Inc.	550,000	25,685,000
		81,201,800
Energy 6.8%		
[a]Cameron International Corp.	1,261,500	55,190,625
[a]Concho Resources Inc.	580,200	39,842,334
[a]FMC Technologies Inc.	610,000	43,981,000
Peabody Energy Corp.	450,000	23,805,000
[a]Petrohawk Energy Corp.	1,240,000	21,092,400
SM Energy Co.	1,000,000	41,680,000
[a]Weatherford International Ltd.	1,600,000	26,896,000
		252,487,359
Financials 6.6%		
[a]Affiliated Managers Group Inc.	365,000	31,247,650
First Niagara Financial Group Inc.	1,350,000	15,997,500
[a]IntercontinentalExchange Inc.	175,000	20,102,250

Semiannual Report | 81

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Financials (continued)		
Janus Capital Group Inc.	1,400,000	$ 14,784,000
Lazard Ltd.	978,856	36,119,786
[a]MSCI Inc., A	500,000	17,925,000
Northern Trust Corp.	420,000	20,844,600
[a]Signature Bank	500,000	21,120,000
T. Rowe Price Group Inc.	755,100	41,734,377
W. R. Berkley Corp.	900,000	24,768,000
		244,643,163
Health Care 13.4%		
Aetna Inc.	1,250,000	37,325,000
[a]Allscripts Healthcare Solutions Inc.	1,140,000	21,762,600
[a]ArQule Inc.	1,493,900	8,246,328
C. R. Bard Inc.	440,000	36,572,800
[a]Cerner Corp.	300,000	26,349,000
[a]Community Health Systems Inc.	1,400,000	42,112,000
[a]DaVita Inc.	496,800	35,645,400
[a]Dendreon Corp.	325,000	11,862,500
[a]Edwards Lifesciences Corp.	500,000	31,955,000
[a]HeartWare International Inc.	140,307	9,588,580
[a]Human Genome Sciences Inc.	700,000	18,816,000
[a]Intuitive Surgical Inc.	50,000	13,147,500
[a]Mettler-Toledo International Inc.	392,000	51,179,520
[a]Onyx Pharmaceuticals Inc.	312,800	8,392,424
Pharmaceutical Product Development Inc.	1,020,000	26,326,200
[a]Salix Pharmaceuticals Ltd.	525,000	19,860,750
[a]Savient Pharmaceuticals Inc.	680,000	8,452,400
[a,c]Stereotaxis Inc.	2,650,000	10,467,500
[a]Thoratec Corp.	200,000	6,528,000
[a]Varian Medical Systems Inc.	410,000	25,920,200
[a]Waters Corp.	600,000	44,478,000
		494,987,702
Industrials 12.7%		
Allegiant Travel Co.	430,000	20,248,700
AMETEK Inc.	1,000,000	54,050,000
C.H. Robinson Worldwide Inc.	250,000	17,620,000
Cummins Inc.	500,000	44,050,000
Expeditors International of Washington Inc.	353,600	17,453,696
Flowserve Corp.	486,800	48,680,000
Fluor Corp.	350,000	16,866,500
J.B. Hunt Transport Services Inc.	509,600	18,325,216
Joy Global Inc.	713,700	50,637,015
Knight Transportation Inc.	750,000	13,402,500
Marten Transport Ltd.	425,000	9,027,000
Precision Castparts Corp.	420,810	57,474,230

82 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Industrials (continued)		
Robert Half International Inc.	939,800	$ 25,477,978
Rockwell Collins Inc.	764,300	46,247,793
Ryanair Holdings PLC, ADR (Ireland)	740,000	24,146,200
[a]Tetra Tech Inc.	236,377	4,978,100
		468,684,928
Information Technology 28.7%		
Activision Blizzard Inc.	2,525,300	28,965,191
[a]Alliance Data Systems Corp.	640,800	38,909,376
Analog Devices Inc.	1,185,000	39,898,950
[a]ANSYS Inc.	807,200	36,525,800
[a]Atheros Communications	1,275,000	39,576,000
[a]Avago Technologies Ltd. (Singapore)	950,000	23,446,000
[a]ChinaCache International Holdings Ltd., ADR (China)	37,700	910,455
[a]Citrix Systems Inc.	1,000,000	64,070,000
[a]Cree Inc.	365,100	18,725,979
[a]F5 Networks Inc.	235,000	27,659,500
FactSet Research Systems Inc.	500,000	43,890,000
[a]First Solar Inc.	303,400	41,772,112
[a]FLIR Systems Inc.	1,100,000	30,624,000
Global Payments Inc.	950,000	37,012,000
[a]GSI Commerce Inc.	1,040,000	25,396,800
[a]Hittite Microwave Corp.	644,300	33,290,981
[a]Juniper Networks Inc.	1,125,000	36,438,750
[a]Lam Research Corp.	750,000	34,342,500
[a]NetApp Inc.	500,000	26,625,000
[a]Netlogic Microsystems Inc.	1,000,000	30,060,000
[a]Nuance Communications Inc.	3,100,000	48,701,000
[a]NXP Semiconductors NV (Netherlands)	923,900	12,186,241
[a]Polycom Inc.	700,000	23,646,000
[a]Red Hat Inc.	1,050,000	44,373,000
[a]Sensata Technologies Holding NV	2,000,000	46,300,000
[a]Silicon Laboratories Inc.	1,380,400	55,077,960
[a]Taleo Corp., A	715,000	20,513,350
[a]Trimble Navigation Ltd.	1,200,000	43,008,000
[a]Varian Semiconductor Equipment Associates Inc.	765,000	24,992,550
[a]ViaSat Inc.	522,340	21,504,738
Xerox Corp.	2,400,000	28,080,000
Xilinx Inc.	1,350,000	36,193,500
		1,062,715,733
Materials 3.2%		
Celanese Corp., A	1,750,000	62,387,500
Ecolab Inc.	550,000	27,126,000
The Scotts Miracle-Gro Co., A	575,000	30,705,000
		120,218,500

Semiannual Report | 83

See Abbreviations on page 112.

aNon-income producing.

bA portion or all of the security is on loan at October 31, 2010. See Note 1(d).

 cSee Note 9 regarding holdings of 5% voting securities.

 dSee Note 8 regarding restricted securities.

eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

fSee Note 1(d) regarding securities on loan.

gThe rate shown is the annualized seven-day yield at period end.

84 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 85

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Financial Statements *(continued)*

Statements of Operations

for the six months ended October 31, 2010 (unaudited)

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Investment income:			
Dividends[a]	$ 10,723,484	$ 109,307	$ 1,018,005
Income from securities loaned	771,585	—	37,854
Total investment income	11,495,069	109,307	1,055,859
Expenses:			
Management fees (Note 3a)	7,000,559	50,929	960,102
Administrative fees (Note 3b)	—	13,664	385,266
Distribution fees: (Note 3c)			
Class A	2,225,704	11,685	239,551
Class B	154,873	—	21,669
Class C	1,464,741	8,567	212,930
Class R	142,469	57	44,253
Transfer agent fees (Note 3e)	3,534,687	8,553	382,556
Special servicing agreement fees (Note 10)	514,583	—	104,171
Custodian fees (Note 4)	18,822	208	4,973
Reports to shareholders	222,241	1,692	32,776
Registration and filing fees	61,604	20,972	40,482
Professional fees	31,581	12,515	14,598
Trustees' fees and expenses	35,851	—	4,806
Other	35,767	4,139	7,652
Total expenses	15,443,482	132,981	2,455,785
Expenses waived/paid by affiliates (Note 3f)	—	(51,864)	—
Net expenses	15,443,482	81,117	2,455,785
Net investment income (loss)	(3,948,413)	28,190	(1,399,926)
Realized and unrealized gains (losses):			
Net realized gain (loss) from:			
Investments	17,494,490	305,506	48,884,470
Foreign currency transactions	—	1,042	5,569
Net realized gain (loss)	17,494,490	306,548	48,890,039
Net change in unrealized appreciation (depreciation) on:			
Investments	89,877,051	(480,155)	(41,122,548)
Translation of other assets and liabilities denominated in foreign currencies	—	476	(89)
Net change in unrealized appreciation (depreciation)	89,877,051	(479,679)	(41,122,637)
Net realized and unrealized gain (loss)	107,371,541	(173,131)	7,767,402
Net increase (decrease) in net assets resulting from operations	$103,423,128	$(144,941)	$ 6,367,476

[a]Foreign taxes withheld on dividends ... $ — $ 8,205 $ 29,295

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

92 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds’ Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

Semiannual Report | 95

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 97

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

98 | Semiannual Report

# Franklin Strategic Series

## Notes to Financial Statements (unaudited) *(continued)*

### 2. Shares of Beneficial Interest *(continued)*

| | Franklin Flex Cap Growth Fund | | Franklin Focused Core Equity Fund | |
|---|---|---|---|---|
| | Shares | Amount | Shares | Amount |
| **Class R Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 198,249 | $ 8,127,514 | 590 | $ 4,947 |
| Shares redeemed | (211,002) | (8,509,156) | — | — |
| Net increase (decrease) | (12,753) | $ (381,642) | 590 | $ 4,947 |
| Year ended April 30, 2010 | | | | |
| Shares sold | 473,944 | $ 17,880,463 | 1,421 | $ 12,129 |
| Shares redeemed | (424,588) | (15,993,366) | (35) | (285) |
| Net increase (decrease) | 49,356 | $ 1,887,097 | 1,386 | $ 11,844 |
| **Advisor Class Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 4,173,509 | $ 168,909,203 | 58,835 | $ 472,908 |
| Shares redeemed | (1,333,241) | (55,553,179) | (16,199) | (135,262) |
| Net increase (decrease) | 2,840,268 | $ 113,356,024 | 42,636 | $ 337,646 |
| Year ended April 30, 2010 | | | | |
| Shares sold | 9,273,966 | $ 331,643,691 | 109,322 | $ 876,605 |
| Shares issued in reinvestment of distributions | — | — | 45 | 377 |
| Shares redeemed | (988,678) | (39,487,756) | (5,472) | (42,717) |
| Net increase (decrease) | 8,285,288 | $ 292,155,935 | 103,895 | $ 834,265 |

| | Franklin Growth Opportunities Fund | | Franklin Small Cap Growth Fund | |
|---|---|---|---|---|
| | Shares | Amount | Shares | Amount |
| **Class A Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 999,140 | $ 18,934,733 | 2,952,648 | $ 28,140,195 |
| Shares redeemed | (1,427,839) | (26,646,347) | (3,111,456) | (29,049,743) |
| Net increase (decrease) | (428,699) | $ (7,711,614) | (158,808) | $ (909,548) |
| Year ended April 30, 2010 | | | | |
| Shares sold | 4,138,485 | $ 67,504,795 | 5,574,297 | $ 45,740,122 |
| Shares redeemed | (2,751,361) | (47,196,607) | (5,065,052) | (40,995,278) |
| Net increase (decrease) | 1,387,124 | $ 20,308,188 | 509,245 | $ 4,744,844 |
| **Class B Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 7,971 | $ 136,854 | 7,055 | $ 61,247 |
| Shares redeemed | (86,413) | (1,500,149) | (311,150) | (2,655,003) |
| Net increase (decrease) | (78,442) | $ (1,363,295) | (304,095) | $ (2,593,756) |
| Year ended April 30, 2010 | | | | |
| Shares sold | 84,999 | $ 1,252,667 | 87,469 | $ 620,135 |
| Shares redeemed | (189,435) | (3,048,384) | (2,003,577) | (14,508,724) |
| Net increase (decrease) | (104,436) | $ (1,795,717) | (1,916,108) | $(13,888,589) |

Semiannual Report | 99

Franklin Strategic Series

## Notes to Financial Statements (unaudited) *(continued)*

### 2. Shares of Beneficial Interest *(continued)*

| | Franklin Growth Opportunities Fund | | Franklin Small Cap Growth Fund | |
|---|---|---|---|---|
| | Shares | Amount | Shares | Amount |
| **Class C Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 286,564 | $ 5,126,603 | 453,004 | $ 3,962,190 |
| Shares redeemed | (413,405) | (7,197,848) | (919,035) | (7,897,304) |
| Net increase (decrease) | (126,841) | $ (2,071,245) | (466,031) | $ (3,935,114) |
| Year ended April 30, 2010 | | | | |
| Shares sold | 1,064,354 | $ 16,329,773 | 929,306 | $ 7,067,940 |
| Shares redeemed | (643,275) | (10,226,171) | (1,483,260) | (11,134,608) |
| Net increase (decrease) | 421,079 | $ 6,103,602 | (553,954) | $ (4,066,668) |
| **Class R Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 388,104 | $ 6,979,261 | 156,680 | $ 1,494,477 |
| Shares redeemed | (242,291) | (4,521,503) | (61,304) | (568,119) |
| Net increase (decrease) | 145,813 | $ 2,457,758 | 95,376 | $ 926,358 |
| Year ended April 30, 2010 | | | | |
| Shares sold | 696,058 | $ 11,548,428 | 250,130 | $ 1,984,960 |
| Shares redeemed | (347,824) | (5,849,075) | (116,303) | (932,756) |
| Net increase (decrease) | 348,234 | $ 5,699,353 | 133,827 | $ 1,052,204 |
| **Advisor Class Shares:** | | | | |
| Six Months ended October 31, 2010 | | | | |
| Shares sold | 280,990 | $ 5,328,359 | 472,876 | $ 4,666,230 |
| Shares redeemed | (5,706,446) | (107,228,371) | (8,723,583) | (86,228,304) |
| Net increase (decrease) | (5,425,456) | $(101,900,012) | (8,250,707) | $(81,562,074) |
| Year ended April 30, 2010 | | | | |
| Shares sold | 2,570,954 | $ 44,298,688 | 2,846,129 | $ 23,616,929 |
| Shares redeemed | (289,033) | (5,098,179) | (599,506) | (5,134,218) |
| Net increase (decrease) | 2,281,921 | $ 39,200,509 | 2,246,623 | $ 18,482,711 |

| | Franklin Small-Mid Cap Growth Fund | |
|---|---|---|
| | Shares | Amount |
| **Class A Shares:** | | |
| Six Months ended October 31, 2010 | | |
| Shares sold | 4,032,032 | $ 124,889,434 |
| Shares redeemed | (9,917,268) | (301,693,093) |
| Net increase (decrease) | (5,885,236) | $(176,803,659) |
| Year ended April 30, 2010 | | |
| Shares sold | 11,760,716 | $ 312,302,780 |
| Shares redeemed | (29,977,041) | (791,305,632) |
| Net increase (decrease) | (18,216,325) | $(479,002,852) |

100 | Semiannual Report

Franklin Strategic Series

## Notes to Financial Statements (unaudited) *(continued)*

### 2. Shares of Beneficial Interest *(continued)*

| | Franklin Small-Mid Cap Growth Fund | |
|---|---|---|
| | Shares | Amount |
| **Class B Shares:** | | |
| Six Months ended October 31, 2010 | | |
| Shares sold | 6,460 | $ 185,249 |
| Shares redeemed | (97,430) | (2,764,690) |
| Net increase (decrease) | (90,970) | $ (2,579,441) |
| Year ended April 30, 2010 | | |
| Shares sold | 65,241 | $ 1,634,862 |
| Shares redeemed | (164,348) | (4,150,815) |
| Net increase (decrease) | (99,107) | $ (2,515,953) |
| **Class C Shares:** | | |
| Six Months ended October 31, 2010 | | |
| Shares sold | 374,121 | $ 10,447,052 |
| Shares redeemed | (1,137,255) | (31,018,158) |
| Net increase (decrease) | (763,134) | $ (20,571,106) |
| Year ended April 30, 2010 | | |
| Shares sold | 933,047 | $ 22,913,644 |
| Shares redeemed | (2,424,305) | (59,459,551) |
| Net increase (decrease) | (1,491,258) | $ (36,545,907) |
| **Class R Shares:** | | |
| Six Months ended October 31, 2010 | | |
| Shares sold | 299,330 | $ 8,967,189 |
| Shares redeemed | (384,535) | (11,247,421) |
| Net increase (decrease) | (85,205) | $ (2,280,232) |
| Year ended April 30, 2010 | | |
| Shares sold | 868,517 | $ 22,163,383 |
| Shares redeemed | (1,144,546) | (31,131,957) |
| Net increase (decrease) | (276,029) | $ (8,968,574) |
| **Advisor Class Shares:** | | |
| Six Months ended October 31, 2010 | | |
| Shares sold | 1,873,943 | $ 59,808,923 |
| Shares redeemed | (2,940,972) | (90,771,416) |
| Net increase (decrease) | (1,067,029) | $ (30,962,493) |
| Year ended April 30, 2010 | | |
| Shares sold | 6,267,101 | $ 177,335,667 |
| Shares redeemed | (4,423,320) | (126,774,228) |
| Net increase (decrease) | 1,843,781 | $ 50,561,439 |

Semiannual Report | 101

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

102 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

The Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

The Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

b. Administrative Fees

The Franklin Focused Core Equity Fund, the Franklin Growth Opportunities Fund, and the Franklin Small Cap Growth Fund pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the funds.

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.

Semiannual Report | 103

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Focused Core Equity Fund, the Franklin Growth Opportunities Fund, and the Franklin Small Cap Growth Fund until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

104 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

e. Transfer Agent Fees

For the period ended October 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

For the Franklin Focused Core Equity Fund, Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.89% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2011.

g. Other Affiliated Transactions

At October 31, 2010, Advisers owned 31.85% of the Franklin Focused Core Equity Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2010, there were no credits earned.

Semiannual Report | 105

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2010, the capital loss carryforwards were as follows:

At October 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

106 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and regulatory settlements.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2010, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. RESTRICTED SECURITIES

The Funds may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Semiannual Report | 107

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED SECURITIES (continued)

At October 31, 2010, the Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Franklin Small-Mid Cap Growth Fund for the period ended October 31, 2010, were as shown below.

10. SPECIAL SERVICING AGREEMENT

The Franklin Flex Cap Growth Fund, the Franklin Growth Opportunities Fund, the Franklin Small Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund, which are eligible underlying investments of one or more of the Franklin Templeton Fund Allocator Series

108 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

10. SPECIAL SERVICING AGREEMENT (continued)

Funds (Allocator Funds), participate in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the funds and the Allocator Funds. Under the SSA, the funds may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the funds (e.g., due to reduced costs associated with servicing accounts) from the investment in the funds by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services, affiliates of the funds. For the period ended October 31, 2010, the Franklin Flex Cap Growth Fund and the Franklin Growth Opportunities Fund were held by one or more of the Allocator Funds and were allocated expenses as noted in the Statements of Operations. At October 31, 2010, 19.24% and 24.07%, respectively of the Franklin Flex Cap Growth Fund and the Franklin Growth Opportunities Fund outstanding shares were held by one or more of the Allocator Funds. At October 31, 2010, the Franklin Small Cap Growth Fund was no longer held by any of the Allocator Funds.

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended October 31, 2010, the Funds did not use the Global Credit Facility.

Semiannual Report | 109

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of October 31, 2010, in valuing the Funds’ assets carried at fair value:

110 | Semiannual Report

At October 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds’ fair value, was as follows:

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS Selected Portfolio

112 | Semiannual Report

Franklin Strategic Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 113

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Semiannual Report and Shareholder Letter

FRANKLIN STRATEGIC SERIES

Investment Manager Franklin Advisers, Inc. Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® franklintempleton. com Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

FSS1 S 12/10

FRANKLIN STRATEGIC SERIES

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

 Not part of the semiannual report | 1

Semiannual Report

Economic and Market Overview

During the six-month period ended October 31, 2010, the U.S. economic recovery showed signs of deceleration from earlier in 2010 as manufacturing and exports cooled somewhat. Consumer spending picked up likely due to pent-up, post-recession demand. In 2010’s second and third quarters, U.S. gross domestic product growth eased from the first quarter’s pace, recording modest annualized rates of 1.7% and 2.5% as trade dynamics turned negative and government spending waned. Corporate profits largely surpassed consensus estimates during the period, and businesses restocked their depleted inventories. Challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed reflected considerable slack in the economy. The housing market overall remained weak as home sales and housing starts failed to gain traction despite an earlier, first-time homebuyer tax credit program that had helped lift the housing market in early 2010.

As signs emerged of a demand-led global recovery, oil prices began the period at $86 per barrel at the end of April, just off their 17-month high price of $87 early that month. As doubts surfaced about the recovery’s sustainability, oil prices dipped to $66 in late May. Despite an abundant oil supply, prices rebounded to $81 per barrel by the end of October largely due to a falling U.S. dollar and speculative buying. The October 2010 inflation rate was an annualized 1.2%.1 Core inflation, which excludes volatile food and energy costs, rose at a 0.6% annualized rate, the smallest 12-month increase in more than 50 years.1 Job gains were disappointing until October when businesses added more jobs than expected. The unemployment rate fell from 9.9% in April to 9.6% at period-end with some of the decline attributable to a shrinking labor force as some unemployed workers stopped looking for jobs.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee (FOMC) made no major changes to its monetary policy for most of the period. It repeatedly stated it will keep the federal funds target rate in the exceptionally low 0% to 0.25% range “for an extended period” while shifting its focus to its outlook and the status of its current holdings. In September, the FOMC revealed concerns about the subdued recovery and said inflation was below the pace “consistent with

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

its mandate.” Having already lowered interest rates effectively to zero, the FOMC appeared ready to purchase government securities to stimulate the economy and promote a low level of inflation consistent with healthy economic growth.

Investor confidence shifted with each release of encouraging or discouraging economic, regulatory or political news, and equity markets grew volatile. Ultimately, equities had a lackluster six months. During the period, equity markets generally fell amid conflicting economic reports and investor uncertainty before rallying in the period’s latter half. Overall, the blue-chip stocks of the Dow Jones Industrial Average posted a +2.39% total return, while the broader Standard & Poor’s 500 Index (S&P 500) had a +0.74% total return and the technology-heavy NASDAQ Composite Index produced a +2.33% total return.2 Performance among the major sectors varied widely, with telecommunication services, utilities and consumer staples making solid gains, while financials, industrials and energy lost ground.

2. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue-chip stocks that are generally industry leaders. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The NASDAQ Composite Index is a broad-based market capitalization-weighted index designed to measure all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market.

4 | Semiannual Report

Franklin Biotechnology Discovery Fund

Your Fund's Goal and Main Investments: Franklin Biotechnology Discovery Fund seeks capital appreciation by investing at least 80% of its net assets in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.

Portfolio Breakdown
Franklin Biotechnology Discovery Fund
Based on Total Net Assets as of 10/31/10

Biotechnology 74.5%
Pharmaceuticals 17.6%
Life Sciences Tools & Services 4.7%
Short-Term Investments & Other Net Assets 3.2%

Performance Overview

Franklin Biotechnology Discovery Fund – Class A had a -0.66% cumulative total return for the six months under review. The Fund performed better than its narrow benchmark, the NASDAQ Biotechnology Index, which had a -1.40% total return, but underperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which delivered a +0.74% total return for the same period.[1] For comparison, the NASDAQ Composite Index had a six-month total

Semiannual Report | 5

Top 10 Holdings
Franklin Biotechnology Discovery Fund
10/31/10

Company *Sector/Industry*	% of Total Net Assets
Celgene Corp. *Biotechnology*	9.6%
Gilead Sciences Inc. *Biotechnology*	9.4%
Amgen Inc. *Biotechnology*	7.7%
Genzyme Corp. *Biotechnology*	6.0%
Alexion Pharmaceuticals Inc. *Biotechnology*	4.5%
Biogen Idec Inc. *Biotechnology*	3.8%
Salix Pharmeceuticals Ltd. *Pharmaceuticals*	3.5%
Human Genome Sciences Inc. *Biotechnology*	3.4%
Dendreon Corp. *Biotechnology*	2.6%
Onyx Pharmaceuticals Inc. *Biotechnology*	2.5%

Investment Strategy

The Fund is managed using a bottom-up approach to individual stock selection, with a focus on fundamental analysis and primary research. We look for biotechnology, biopharmaceutical and platform technology companies that possess products with favorable competitive profiles, large market opportunities and strong intellectual property, supported by thoughtful clinical and market development strategies. Our assessment of these products is based on extensive primary research and due diligence and includes, but is not limited to, a thorough review of medical literature, consultation of community and academic physicians, and attendance at scientific meetings and symposia. Additionally, we favor companies with excellent management, strong financial characteristics and attractive valuations.

Manager's Discussion

During the six-month period ended October 31, 2010, many of the Fund's holdings appreciated in value and helped Fund performance. Two of the most significant contributors included Genzyme and Alexion Pharmaceuticals. Genzyme's product portfolio includes treatments for rare genetic disorders as well as kidney disease and cancer. Alexion produces drugs that inhibit immune system dysfunctions that cause autoimmune and neurological disorders. Additional key biotechnology contributors included Theravance and Biogen Idec. Pharmaceutical holding The Medicines Co., which develops drugs focused on treatments used in acute care settings, also boosted performance. We sold The Medicines Co. by period-end.

In contrast, major detractors from the Fund's results during the reporting period included biotechnology companies InterMune, Dendreon and Acorda Therapeutics. InterMune lost value when its application for a lung treatment was rejected by U.S. regulators. Dendreon makes a therapeutic vaccine that targets prostate cancer. Although Dendreon's shares lost value, its prostate cancer drug recently received FDA approval and our analysis showed the company's growth potential. Acorda is a drug developer that aims to restore

6 | Semiannual Report

neurological function for patients with central nervous system disorders, such as spinal cord injuries. Other significant detractors from the Fund’s returns included QIAGEN, a government and academic researchers’ tool provider; and Life Technologies, which produces laboratory products that simplify gene cloning.

Thank you for your continued participation in Franklin Biotechnology Discovery Fund. We look forward to serving your future investment needs.

Evan McCulloch, CFA Portfolio Manager

Franklin Biotechnology Discovery Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 10/31/10

Franklin Biotechnology Discovery Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

The Fund is a nondiversified fund that concentrates in the biotechnology sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnology companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 9/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/31/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 9/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.79% and +11.73%.

Semiannual Report | 9

Your Fund’s Expenses

Franklin Biotechnology Discovery Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.38% and Advisor: 1.07%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin Natural Resources Fund

Your Fund's Goal and Main Investments: Franklin Natural Resources Fund seeks high total return (total return consists of both capital appreciation and current dividend and interest income) by investing at least 80% of its net assets in equity and debt securities of companies that own, produce, refine, process, transport or market natural resources, as well as those that provide related services for natural resources companies.

Geographic Breakdown
Franklin Natural Resources Fund
Based on Total Net Assets as of 10/31/10

North America
80.0%
Europe
6.2%
Australia & New Zealand
5.1%
Latin America & Caribbean
2.6%
Middle East & Africa
1.4%
Asia
0.8%
Short-Term Investments & Other Net Assets
3.9%

Performance Overview

Franklin Natural Resources Fund – Class A delivered a +5.13% cumulative total return for the six months under review. The Fund outperformed its narrow benchmark, the Standard & Poor's (S&P) North American Natural Resources Index, which produced a +0.86% total return.[1] It also outperformed its broad benchmark, the S&P 500 Index (S&P 500), which generated a +0.74% total return for the same period.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 17.

Investment Strategy

We use a fundamental, research-driven approach to identify industries in the natural resources sector that we believe offer the strongest underlying attributes including, but not limited to, favorable supply and demand characteristics, barriers to entry, and pricing power. Within those industries, we seek individual companies that have identifiable growth drivers and that present, in our opinion, the best trade-off between growth, business and financial risk, and valuation. The Fund's holdings are typically concentrated in the energy sector but also can include investments in the metals and mining, chemicals, paper and forest products, and other related sectors.

1. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P North American Natural Resources Index is a modified capitalization-weighted index that includes companies involved in extractive industries (mining), energy, forestry services, producers of pulp and paper, and owners and operators of timber tracts or plantations.

12 | Semiannual Report

Sector Overview

During the six-month period, returns for commodities and commodity-based stocks often followed the volatile movements of global equities. Overall, however, global economic growth advanced and favored increased consumption and improving industrial demand for raw materials, creating market conditions suited for generally rising commodity prices. These fundamental factors were accompanied and aided in part by U.S. dollar depreciation, the emergence of longer term inflation concerns and an easing of European-debt worries.

When commodities weakened, losses were especially pronounced among energy products and certain industrial metals, some of which failed to recover through period-end. Precious metals and agricultural products, on the other hand, climbed steadily throughout the period, and some reached all-time highs, underpinned by a combination of escalating global demand and speculative trading. Traders appeared to recognize energy demand still had not recovered to prerecession levels. As a result, natural gas and oil prices fell during the period and were some of the commodities complex's worst performers. Although resilient Asian economies continued to drive demand for power and raw materials, energy and some industrial metals futures were weighed down by a sluggish recovery in Organization for Economic Cooperation and Development (OECD) countries and renewed worries that China's rapid rate of growth might decelerate.

Commodity and equity markets also spent much of the six-month period contending with fallout from the Gulf of Mexico oil spill, a record-setting environmental disaster that dominated the news media throughout the spring and summer. The disaster involved petroleum conglomerate BP's Deepwater Horizon rig, which drilled the Macondo deepwater exploration well in the Gulf of Mexico's Mississippi Canyon 252. At period-end, efforts continued to assess damages and compensate those affected by the accident. Although the long-term effects were unknown, the impact on the environment appeared less severe than scientists had initially expected, as nearly three-quarters of the spilled oil was reportedly eliminated through evaporation, capture, burning and skimming, as well as chemical dispersion and natural degradation.

Portfolio Breakdown

Franklin Natural Resources Fund
Based on Total Net Assets as of 10/31/10

Oil & Gas Exploration & Production
24.0%
Oil & Gas Equipment & Services
22.2%
Integrated Oil & Gas
16.8%
Gold
8.1%
Diversified Metals & Mining
7.1%
Coal & Consumable Fuels
4.4%
Oil & Gas Drilling
3.3%
Oil & Gas Refining & Marketing
2.5%
Steel
2.4%
Other
5.3%
Short-Term Investments & Other Net Assets
3.9%

Manager's Discussion

During the six months under review, the Fund continued to benefit broadly from its investment positioning, and more specifically from opportunistic investments made during the stock market's recessionary lows of 2008-2009

Semiannual Report | 13

Top 10 Holdings
Franklin Natural Resources Fund
10/31/10

Company *Sector/Industry, Country*	% of Total Net Assets
Schlumberger Ltd. *Oil & Gas Equipment & Services, U.S.*	4.2%
Occidental Petroleum Corp. *Integrated Oil & Gas, U.S.*	3.3%
Chevron Corp. *Integrated Oil & Gas, U.S.*	2.8%
Halliburton Co. *Oil & Gas Equipment & Services, U.S.*	2.8%
Noble Energy Inc. *Oil & Gas Exploration & Production, U.S.*	2.5%
Devon Energy Corp. *Oil & Gas Exploration & Production, U.S.*	2.5%
Exxon Mobil Corp. *Integrated Oil & Gas, U.S.*	2.5%
Cameron International Corp. *Oil & Gas Equipment & Services, U.S.*	2.5%
Anadarko Petroleum Corp. *Oil & Gas Exploration & Production, U.S.*	2.5%
Petrohawk Energy Corp. *Oil & Gas Exploration & Production, U.S.*	2.4%

and the summer of 2010. Our shift away from North American natural gas-focused companies toward those geared to oil and petroleum products also proved beneficial to Fund returns.

Much of the Fund's positive absolute performance was driven by strong returns from many of our investments in the materials sector, particularly in the metals and mining industry.[3] Hard metals prices continued to rise in response to mostly favorable global demand trends, the weaker U.S. dollar and longer-term inflation fears. These factors were particularly beneficial for many of the Fund's smaller positions in development stage companies. These types of investments are a key part of our investment strategy which, in addition to focusing most of the Fund's investments in well-established enterprises, seeks to provide investors with exposure to lesser-known companies with ample resource bases, robust development plans and proven management.

Leading contributors included miners Sandfire Resources, Centerra Gold and Newcrest Mining. Sandfire's stock price responded to highly successful drilling results at its Degrussa Copper-Gold project in Western Australia and OZ Minerals' garnering a 20% stake in the company. Centerra's advance was partially attributable to local political events, as it gained favor among investors following peaceful elections in the Kyrgyz Republic and the end to a workers' strike at the country's Kumtor gold mine. Newcrest's performance was tied to gold's upward price movement and investors seeking large-capitalization company exposure. In addition, the company's recent acquisition of Lihir Gold created the world's fourth-largest gold mining company with three world-class mines and strong exploration-led growth potential.

Fund performance also benefited from investments in energy equipment and services companies, many of which recovered from weakness related to the Deepwater Horizon rig tragedy and oil spill.[4] Performance was led by drilling equipment and services companies such as National Oilwell Varco, Cameron International and Dril-Quip. Initially, shares of the companies suffered following the accident as a result of direct and indirect exposure but rebounded sharply after the leaking well was fully contained in September and the Obama administration promised an end to its emergency drilling moratorium in the

3. The materials sector comprises commodity chemicals, fertilizers and agricultural chemicals, and precious metals and minerals in the SOI.

4. The energy equipment and services industry comprises oil and gas drilling, and oil and gas equipment and services in the SOI.

14 | Semiannual Report

Gulf of Mexico. Following another key Fund strategy, we added to the Fund’s positions in each of these holdings and several others as we believed the stocks represented attractive investment opportunities at depressed price levels during the summer.

Fund returns were also supported by investments in the oil, gas and consumable fuels industry, where many companies involved primarily in exploration and production performed well.5 Performance was led by oil-focused small- and mid-capitalization companies such as Concho Resources, Brigham Exploration and Oasis Petroleum. Concho delivered strong production growth in the Permian oil basin of Texas and New Mexico and also benefited as investors recognized the company’s newly expanded resource potential in the Permian basin, which has become more accessible through the development of horizontal drilling technologies. Brigham and Oasis benefited from similar trends as both companies are involved in deploying new technology and drilling methods in the development of oil shale resources in the Bakken/Three Forks Sanish formations of North Dakota and Montana.

The Fund had some disappointments during the period. Leading detractors from Fund returns among materials sector holdings included United States Steel. The company’s performance suffered from sluggish demand and low utilization of its existing plants, as well as from rising input prices for iron ore and coking coal that outpaced steel’s limited pricing strength.

Within the oil, gas and consumable fuels industry, some of our natural gas-focused producers fell in value. For example, the Fund’s Petrohawk Energy and Southwestern Energy shares lagged as onshore natural gas supply growth continued to outpace the slow recovery of natural gas demand. This fundamental imbalance depressed the commodity and the companies’ share prices. Although the near-term outlook for natural gas remained challenging at period-end, we continued to believe that supply and demand will eventually find a balance and that select producers with extensive reserves and robust production growth potential, such as Petrohawk and Southwestern, could perform well over time. Fund holding Aegean Petroleum Network, an offshore fuel supply company, also performed poorly during the period after it released disappointing earnings results.

5. The oil, gas and consumable fuels industry comprises coal and consumable fuels, integrated oil and gas, oil and gas exploration and production, oil and gas refining and marketing, and oil and gas storage and transportation in the SOI.

Semiannual Report | 15

Thank you for your continued participation in Franklin Natural Resources Fund. We look forward to serving your future investment needs.

Frederick G. Fromm, CFA Portfolio Manager Franklin Natural Resources Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16 | Semiannual Report

Performance Summary as of 10/31/10

Franklin Natural Resources Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 17

Performance Summary *(continued)*

Endnotes

Investing in a fund concentrating in the natural resources sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. The Fund may also invest in foreign stocks, which involve exposure to currency volatility and political and economic uncertainty. The Fund's holdings in smaller companies involve special risks associated with smaller revenues and market share, and more limited product lines. The prices of such securities can be volatile, particularly over the short term. The Fund's prospectus also includes a description of the main investment risks.

18 | Semiannual Report

Your Fund’s Expenses

Franklin Natural Resources Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 19

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.06%; C: 1.76%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

20 | Semiannual Report

Franklin Strategic Series

Financial Highlights

Franklin Biotechnology Discovery Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$65.08	$49.73	$54.72	$64.53	$56.44	$46.05
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.40)	(0.51)	(0.21)	(0.59)	(0.57)	(0.59)
Net realized and unrealized gains (losses)	(0.03)	15.86	(4.78)	(9.22)	8.66	10.98
Total from investment operations	(0.43)	15.35	(4.99)	(9.81)	8.09	10.39
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$64.65	$65.08	$49.73	$54.72	$64.53	$56.44
Total return[e]	(0.66)%	30.87%	(9.12)%	(15.22)%	14.39%	22.50%
Ratios to average net assets[f]						
Expenses before expense reduction	1.38%	1.32%	1.32%	1.24%	1.35%	1.25%
Expenses net of expense reduction	1.38%	1.32%[g]	1.32%[g]	1.23%	1.35%[g]	1.25%[g]
Net investment income (loss)	(1.31)%	(0.87)%	0.38%	(0.98)%	(1.01)%	(1.06)%
Supplemental data						
Net assets, end of period (000's)	$332,647	$346,127	$274,324	$318,537	$457,390	$510,700
Portfolio turnover rate	20.93%	41.58%	45.57%	31.84%	42.08%	37.38%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Biotechnology Discovery Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Period Ended April 30, 2010[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$65.20	$57.01
Income from investment operations[b]:		
Net investment income (loss)[c]	(0.30)	(0.40)
Net realized and unrealized gains (losses)	(0.03)	8.59
Total from investment operations	(0.33)	8.19
Net asset value, end of period	$64.87	$65.20
Total return[d]	(0.51)%	14.37%
Ratios to average net assets[e]		
Expenses	1.07%	1.05%[f]
Net investment income (loss)	(1.00)%	(0.60)%
Supplemental data		
Net assets, end of period (000's)	$1,674	$1,596
Portfolio turnover rate	20.93%	41.58%

[a]For the period September 1, 2009 (effective date) to April 30, 2010.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 95.4%			
Biotechnology 73.1%			
[a]Ablynx NV	Belgium	165,800	$ 951,955
[a]Achillion Pharmaceuticals Inc.	United States	644,400	1,842,984
[a]Acorda Therapeutics Inc.	United States	244,600	6,613,984
[a,b]AEterna Zentaris Inc., wts., 12/23/11	Canada	152,329	—
[a]Alexion Pharmaceuticals Inc.	United States	220,800	15,080,640
[a]AMAG Pharmaceuticals Inc.	United States	163,300	2,598,103
[a]Amarin Corp. PLC., ADR	United Kingdom	528,900	1,618,434
[a]Amgen Inc.	United States	448,700	25,661,153
[a]Amylin Pharmaceuticals Inc.	United States	154,700	2,015,741
[a]Anadys Pharmaceuticals Inc.	United States	604,925	877,141
[a]ArQule Inc.	United States	776,809	4,287,986
[a]Biogen Idec Inc.	United States	201,461	12,633,619
[a]BioMarin Pharmaceutical Inc.	United States	286,356	7,491,073
[a]Biospecifics Technologies Corp.	United States	134,750	3,705,625
[a]Celgene Corp.	United States	519,600	32,251,572
[a]Celldex Therapeutics Inc.	United States	126,100	561,145
[a]Chelsea Therapeutics International Ltd.	United States	422,500	2,154,750
[a]Clinical Data Inc.	United States	86,800	1,648,332
[a,c]ConjuChem Biotechnologies Inc., wts., 12/31/11	Canada	2,343,750	—
[a]Curis Inc.	United States	629,800	881,720
[a]Dendreon Corp.	United States	238,500	8,705,250
[a]Gentium SpA, ADR	Italy	409,800	2,659,602
[a]Genzyme Corp.	United States	276,200	19,922,306
[a]Gilead Sciences Inc.	United States	792,200	31,426,574
[a]Human Genome Sciences Inc.	United States	418,200	11,241,216
[a]Incyte Corp.	United States	241,500	4,023,390
[a,d]Indevus Pharmaceuticals Inc., Escrow Account	United States	1,006,900	314,656
[a]Inhibitex Inc.	United States	369,594	735,492
[a]InterMune Inc.	United States	98,200	1,290,348
[a]Ironwood Pharmaceuticals Inc.	United States	339,000	3,793,410
[a]NPS Pharmaceuticals Inc.	United States	176,800	1,101,464
[a]Onyx Pharmaceuticals Inc.	United States	313,600	8,413,888
[a,e]Orexigen Therapeutics Inc.	United States	167,854	887,948
[a]Pharmasset Inc.	United States	187,475	7,030,313
[a]Savient Pharmaceuticals Inc.	United States	81,500	1,013,045
[a]Targacept Inc.	United States	66,000	1,634,160
[a]Theravance Inc.	United States	205,400	4,186,052
[a]Transcept Pharmaceuticals Inc.	United States	161,400	999,066
[a]United Therapeutics Corp.	United States	91,500	5,490,000
[a]VaxGen Inc.	United States	621,800	192,758
[a]Vertex Pharmaceuticals Inc.	United States	169,300	6,489,269
			244,426,164
Life Sciences Tools & Services 4.7%			
[a]Life Technologies Corp.	United States	154,200	7,737,756
[a,f]Pacific Biosciences of California Inc.	United States	79,700	1,338,960
[a]QIAGEN NV	Netherlands	293,900	5,528,259
[a]Sequenom Inc.	United States	176,071	1,118,051
			15,723,026

Semiannual Report | 23

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Pharmaceuticals 17.6%			
[a] Aegerion Pharmaceuticals Inc.	United States	219,400	$ 2,391,460
[a] Ardea Biosciences Inc.	United States	220,312	4,697,052
[a] Auxilium Pharmaceuticals Inc.	United States	119,500	2,957,625
[a,e] Biodel Inc.	United States	175,900	634,999
[a,e] Cadence Pharmaceuticals Inc.	United States	121,056	1,074,977
[a] Cardiome Pharma Corp.	Canada	248,928	1,259,576
[a] Corcept Therapeutics Inc.	United States	385,100	1,374,807
[a] DepoMed Inc.	United States	284,082	1,389,161
[a] Eurand NV	Netherlands	282,300	3,094,008
[a] Inspire Pharmaceuticals Inc.	United States	295,100	2,065,700
[a] Jazz Pharmaceuticals Inc.	United States	155,200	1,649,776
[a] Map Pharmaceuticals Inc.	United States	269,900	4,110,577
[a] Nektar Therapeutics	United States	159,000	2,316,630
[a] NuPathe Inc.	United States	296,900	1,858,594
[a] Nuvo Research Inc.	Canada	8,134,400	1,316,375
[a,g] Nuvo Research Inc., 144A	Canada	3,441,200	556,883
[a] Questcor Pharmaceuticals Inc.	United States	504,200	6,186,534
[a] Salix Pharmaceuticals Ltd.	United States	310,100	11,731,083
Teva Pharmaceutical Industries Ltd., ADR	Israel	112,700	5,849,130
[a] ViroPharma Inc.	United States	136,700	2,236,412
			58,751,359
Total Common Stocks and Other Equity Interests (Cost $274,075,064)			318,900,549
Preferred Stocks (Cost $5,065,937) 1.4%			
Biotechnology 1.4%			
[a,d] FibroGen Inc., pfd., E	United States	1,128,271	4,851,565
		Principal Amount*	
Convertible Bonds (Cost $1,480,677) 0.0%			
Biotechnology 0.0%			
[d,h] ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	Canada	1,500,000 CAD	—
Total Investments before Short Term Investments (Cost $280,621,678)			323,752,114
		Shares	
Short Term Investments 3.5%			
Money Market Funds (Cost $9,091,969) 2.7%			
[a,i] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	9,091,969	9,091,969
Investments from Cash Collateral Received for Loaned Securities (Cost $2,591,000) 0.8%			
Money Market Funds 0.8%			
[j] BNY Mellon Overnight Government Fund, 0.20%	United States	2,591,000	2,591,000
Total Investments (Cost $292,304,647) 100.3%			335,435,083
Other Assets, less Liabilities (0.3)%			(1,114,024)
Net Assets 100.0%			$334,321,059

24 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Biotechnology Discovery Fund

See Abbreviations on page 49.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]At October 31, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[c]Security has been deemed illiquid because it may not be able to be sold within seven days.

[d]See Note 9 regarding restricted securities.

[f]A portion or all of the security purchased on a delayed delivery basis.

[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2010, the value of this security was $556,883, representing 0.17% of net assets.

[h]See Note 8 regarding defaulted securities.

Franklin Strategic Series

Financial Highlights

Franklin Natural Resources Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$33.15	$22.55	$45.78	$37.84	$35.92	$24.32
Income from investment operations[a]:						
Net investment income (loss)[b]	(—)[c]	0.01	0.05	0.05	0.09	0.13
Net realized and unrealized gains (losses)	1.70	11.02	(21.78)	11.11	4.29	12.64
Total from investment operations	1.70	11.03	(21.73)	11.16	4.38	12.77
Less distributions from:						
Net investment income	—	(0.43)	—	(0.52)	(0.25)	(0.09)
Net realized gains	—	—	(1.50)	(2.70)	(2.21)	(1.08)
Total distributions	—	(0.43)	(1.50)	(3.22)	(2.46)	(1.17)
Redemption fees[d]	—	—	—[c]	—[c]	—[c]	—[c]
Net asset value, end of period	$34.85	$33.15	$22.55	$45.78	$37.84	$35.92
Total return[e]	5.13%	49.04%	(46.81)%	30.37%	12.86%	53.11%
Ratios to average net assets[f]						
Expenses	1.06%	1.04%[g]	1.09%[g]	0.97%[g]	1.03%[g]	1.02%[g]
Net investment income (loss)	(—)%[h]	0.02%	0.18%	0.13%	0.26%	0.44%
Supplemental data						
Net assets, end of period (000's)	$722,138	$673,662	$393,713	$752,051	$475,912	$440,475
Portfolio turnover rate	18.89%	31.18%	46.97%	37.93%	51.51%	56.08%

[a] The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b] Based on average daily shares outstanding.

[c] Amount rounds to less than $0.01 per share.

[d] Effective September 1, 2008, the redemption fee was eliminated.

[e] Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f] Ratios are annualized for periods less than one year.

[g] Benefit of expense reduction rounds to less than 0.01%.

[h] Rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Natural Resources Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$32.57	$22.15	$45.35	$37.58	$35.79	$31.56
Income from investment operations[b]:						
Net investment income (loss)[c]	(0.11)	(0.20)	(0.16)	(0.25)	(0.17)	(0.01)
Net realized and unrealized gains (losses)	1.66	10.81	(21.54)	11.04	4.25	5.39
Total from investment operations	1.55	10.61	(21.70)	10.79	4.08	5.38
Less distributions from:						
Net investment income	—	(0.19)	—	(0.32)	(0.08)	(0.07)
Net realized gains	—	—	(1.50)	(2.70)	(2.21)	(1.08)
Total distributions	—	(0.19)	(1.50)	(3.02)	(2.29)	(1.15)
Redemption fees[d]	—	—	—[e]	—[e]	—[e]	—[e]
Net asset value, end of period	$34.12	$32.57	$22.15	$45.35	$37.58	$35.79
Total return[f]	4.76%	48.00%	(47.19)%	29.47%	12.01%	17.47%
Ratios to average net assets[g]						
Expenses	1.76%	1.74%[h]	1.82%[h]	1.68%[h]	1.76%[h]	1.67%[h]
Net investment income (loss)	(0.70)%	(0.68)%	(0.55)%	(0.58)%	(0.47)%	(0.21)%
Supplemental data						
Net assets, end of period (000's)	$132,710	$123,939	$61,360	$85,387	$33,723	$18,485
Portfolio turnover rate	18.89%	31.18%	46.97%	37.93%	51.51%	56.08%

[a]For the period September 1, 2005 (effective date) to April 30, 2006.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Natural Resources Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$35.19	$23.94	$48.27	$39.71	$37.57	$25.35
Income from investment operations[a]:						
Net investment income[b]	0.05	0.10	0.14	0.19	0.18	0.25
Net realized and unrealized gains (losses)	1.81	11.71	(22.97)	11.69	4.52	13.18
Total from investment operations	1.86	11.81	(22.83)	11.88	4.70	13.43
Less distributions from:						
Net investment income	—	(0.56)	—	(0.62)	(0.35)	(0.13)
Net realized gains	—	—	(1.50)	(2.70)	(2.21)	(1.08)
Total distributions	—	(0.56)	(1.50)	(3.32)	(2.56)	(1.21)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$37.05	$35.19	$23.94	$48.27	$39.71	$37.57
Total return[e]	5.29%	49.48%	(46.66)%	30.74%	13.20%	53.55%
Ratios to average net assets[f]						
Expenses	0.76%	0.74%[g]	0.82%[g]	0.68%[g]	0.76%[g]	0.69%[g]
Net investment income	0.30%	0.32%	0.45%	0.42%	0.53%	0.77%
Supplemental data						
Net assets, end of period (000's)	$125,984	$106,773	$52,402	$77,361	$52,103	$43,874
Portfolio turnover rate	18.89%	31.18%	46.97%	37.93%	51.51%	56.08%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 93.4%			
Agricultural Products 0.7%			
Bunge Ltd.	United States	117,000	$ 7,028,190
Coal & Consumable Fuels 4.4%			
[a]Alpha Natural Resources Inc.	United States	225,000	10,163,250
[a,b]Energy Coal Resources, 144A	United States	199,375	—
Peabody Energy Corp.	United States	335,000	17,721,500
[a,c]SouthGobi Resources Ltd., 144A	Canada	230,600	2,498,923
[a]Uranium One Inc.	Canada	1,690,000	6,911,828
Yanzhou Coal Mining Co. Ltd., ADR	China	215,000	6,209,200
			43,504,701
Commodity Chemicals 0.6%			
Celanese Corp., A	United States	165,000	5,882,250
Construction & Engineering 0.6%			
Boart Longyear Group	Australia	379,815	1,347,500
[c]Boart Longyear Group, 144A	Australia	1,140,600	4,046,599
			5,394,099
Diversified Metals & Mining 7.1%			
BHP Billiton PLC, ADR	United Kingdom	186,000	13,168,800
Freeport-McMoRan Copper & Gold Inc., B	United States	100,600	9,524,808
[a]Imperial Metals Corp.	Canada	210,000	5,107,886
[a]Ivanhoe Australia Ltd.	Australia	1,234,105	3,846,161
[a,c]Ivanhoe Australia Ltd., wts., 144A, 9/20/11	Australia	123,410	45,960
[a]Ivanhoe Mines Ltd.	Canada	290,000	6,980,300
[a]Mirabela Nickel Ltd.	Australia	430,000	678,992
[a,c]Mirabela Nickel Ltd., 144A	Australia	845,850	1,335,640
[a]Nautilus Minerals Inc.	Canada	817,000	1,530,473
[a,c]Nautilus Minerals Inc., 144A	Canada	474,000	887,936
[a]PanAust Ltd.	Australia	2,663,435	1,944,673
[a,c]PanAust Ltd., 144A	Australia	3,380,000	2,467,864
Rio Tinto PLC, ADR	United Kingdom	125,400	8,166,048
[a]Sandfire Resources NL	Australia	740,000	5,809,148
Xstrata PLC	United Kingdom	420,000	8,142,888
			69,637,577
Fertilizers & Agricultural Chemicals 0.3%			
CF Industries Holdings Inc.	United States	24,000	2,940,720
Gold 8.1%			
African Barrick Gold Ltd.	United Kingdom	400,000	3,496,218
[a]Allied Gold Ltd.	Australia	8,758,282	3,905,517
AngloGold Ashanti Ltd., ADR	South Africa	140,300	6,609,533
Barrick Gold Corp.	Canada	190,000	9,137,100
[a,c]Centamin Egypt Ltd., 144A	Australia	800,000	2,259,710
Centerra Gold Inc.	Canada	30,000	598,764
[c]Centerra Gold Inc., 144A	Canada	234,600	4,682,336
[a]CGA Mining Ltd.	Australia	1,150,000	3,372,401
[a]Guyana Goldfields Inc.	Canada	324,100	3,518,818

Semiannual Report | 29

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)			
Gold (continued)			
IAMGOLD Corp.	Canada	200,000	$ 3,656,000
[a]Nevsun Resources Ltd.	Canada	175,900	1,002,333
[a,c]Nevsun Resources Ltd., 144A	Canada	500,000	2,849,157
Newcrest Mining Ltd.	Australia	300,000	11,748,840
Newcrest Mining Ltd., ADR	Australia	122,366	4,821,221
[a,c]Osisko Mining Corp., 144A	Canada	485,000	6,726,069
Randgold Resources Ltd., ADR	United Kingdom	90,000	8,452,800
[a]St. Barbara Ltd.	Australia	1,187,800	483,103
[a,c]St. Barbara Ltd., 144A	Australia	5,187,147	2,109,720
			79,429,640
Independent Power Producers & Energy Traders 0.2%			
[a]Magma Energy Corp.	Canada	200,000	239,309
[a,c]Magma Energy Corp., 144A	Canada	1,657,800	1,983,637
			2,222,946
Integrated Oil & Gas 15.6%			
BP PLC, ADR	United Kingdom	170,000	6,941,100
Chevron Corp.	United States	335,000	27,674,350
ConocoPhillips	United States	167,000	9,919,800
Exxon Mobil Corp.	United States	370,000	24,593,900
Hess Corp.	United States	210,000	13,236,300
Marathon Oil Corp.	United States	405,000	14,405,850
Murphy Oil Corp.	United States	220,000	14,335,200
Occidental Petroleum Corp.	United States	412,000	32,395,560
Petroleo Brasileiro SA, ADR	Brazil	68,000	2,320,160
Total SA, B, ADR	France	125,000	6,810,000
			152,632,220
Internet Software & Services 0.2%			
[a]G-Resources Group Ltd.	Hong Kong	9,198,000	563,639
[a,c]G-Resources Group Ltd., 144A	Hong Kong	22,034,900	1,350,265
			1,913,904
Marine 0.2%			
[a]Genco Shipping & Trading Ltd.	United States	103,000	1,704,650
[a]Newlead Holdings Ltd.	Bermuda	32,321	127,991
			1,832,641
Oil & Gas Drilling 3.3%			
Noble Corp.	United States	280,000	9,668,400
Patterson-UTI Energy Inc.	United States	345,600	6,708,096
[a]Pride International Inc.	United States	320,000	9,702,400
[a]Rowan Cos. Inc.	United States	200,000	6,580,000
			32,658,896
Oil & Gas Equipment & Services 22.2%			
Baker Hughes Inc.	United States	230,000	10,655,900
[a]Cameron International Corp.	United States	555,000	24,281,250
[a]Dresser-Rand Group Inc.	United States	150,000	5,133,000

30 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)			
Oil & Gas Equipment & Services (continued)			
[a]Dril-Quip Inc.	United States	165,000	$ 11,401,500
[a]FMC Technologies Inc.	United States	150,000	10,815,000
Halliburton Co.	United States	855,000	27,240,300
[a]Helix Energy Solutions Group Inc.	United States	300,000	3,807,000
[a]Hornbeck Offshore Services Inc.	United States	226,000	5,026,240
National Oilwell Varco Inc.	United States	320,000	17,203,200
[a]Oceaneering International Inc.	United States	125,000	7,733,750
[a]Oil States International Inc.	United States	185,000	9,457,200
[a]PHI Inc., non-voting	United States	154,000	2,690,380
Schlumberger Ltd.	United States	593,994	41,514,241
[a]Superior Energy Services Inc.	United States	385,000	10,633,700
[a]T-3 Energy Services Inc.	United States	150,000	5,020,500
[a]Tesco Corp.	Canada	255,000	3,228,300
[a]Weatherford International Ltd.	United States	1,300,000	21,853,000
			217,694,461
Oil & Gas Exploration & Production 23.5%			
Anadarko Petroleum Corp.	United States	392,200	24,147,754
Apache Corp.	United States	100,700	10,172,714
[a]Bill Barrett Corp.	United States	245,000	9,248,750
[a]Brigham Exploration Co.	United States	660,000	13,919,400
Canadian Natural Resources Ltd.	Canada	140,000	5,098,274
[a]Cobalt International Energy Inc.	United States	458,600	4,242,050
[a]Comstock Resources Inc.	United States	214,000	4,782,900
[a]Concho Resources Inc.	United States	250,000	17,167,500
[a]Denbury Resources Inc.	United States	500,000	8,510,000
Devon Energy Corp.	United States	380,000	24,707,600
EOG Resources Inc.	United States	95,000	9,093,400
[a]Gran Tierra Energy Inc.	Canada	1,100,000	8,206,000
[a,c]HRT Participacoes Em Petroleo SA, 144A	Brazil	3,400	2,272,396
Noble Energy Inc.	United States	305,000	24,851,400
[a]Northern Oil & Gas Inc.	United States	227,000	4,467,360
[a]Oasis Petroleum Inc.	United States	370,000	7,869,900
[a]Petrohawk Energy Corp.	United States	1,365,000	23,218,650
Range Resources Corp.	United States	120,800	4,516,712
SM Energy Co.	United States	241,000	10,044,880
[a]Southwestern Energy Co.	United States	410,000	13,878,500
			230,416,140
Oil & Gas Refining & Marketing 2.5%			
Aegean Marine Petroleum Network Inc.	United States	350,000	5,603,500
[a]CVR Energy Inc.	United States	497,000	4,731,440
Frontier Oil Corp.	United States	513,100	6,798,575
Holly Corp.	United States	235,000	7,691,550
			24,825,065
Oil & Gas Storage & Transportation 0.4%			
DHT Holdings Inc.	Jersey Islands	370,600	1,593,580
[a]Scorpio Tankers Inc.	United States	171,300	2,000,784
			3,594,364

Semiannual Report | 31

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)			
Precious Metals & Minerals 1.7%			
Fresnillo PLC	United Kingdom	145,000	$ 2,904,169
Impala Platinum Holdings Ltd.	South Africa	255,000	7,206,371
[a] MAG Silver Corp.	Canada	350,000	2,914,378
[a,c] Tahoe Resources Inc., 144A	Canada	357,400	3,505,296
			16,530,214
Semiconductors 0.4%			
[a] First Solar Inc.	United States	31,000	4,268,080
Steel 1.4%			
Cliffs Natural Resources Inc.	United States	144,000	9,388,800
United States Steel Corp.	United States	110,000	4,706,900
			14,095,700
Total Common Stocks and Other Equity Interests (Cost $695,166,587)			916,501,808
Convertible Preferred Stocks (Cost $1,900,000) 0.5%			
Oil & Gas Exploration & Production 0.5%			
McMoRan Exploration Co., 8.00%, cvt. pfd.	United States	1,900	4,945,700
Preferred Stocks 2.2%			
Coal & Consumable Fuels 0.0%			
[a,b] Energy Coal Resources, 144A, pfd.	United States	29,847	—
Integrated Oil & Gas 1.2%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	365,000	11,384,350
Steel 1.0%			
Vale SA, ADR, pfd., A	Brazil	343,000	9,854,390
Total Preferred Stocks (Cost $15,760,801)			21,238,740
Total Investments before Short Term Investments (Cost $712,827,388)			942,686,248
Short Term Investments (Cost $34,197,808) 3.5%			
Money Market Funds 3.5%			
[a,d] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	34,197,808	34,197,808
Total Investments (Cost $747,025,196) 99.6%			976,884,056
Other Assets, less Liabilities 0.4%			3,947,608
Net Assets 100.0%			$980,831,664

See Abbreviations on page 49.

[a] Non-income producing.

[b] See Note 9 regarding restricted securities.

[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2010, the aggregate value of these securities was $39,021,508, representing 3.98% of net assets.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of eight separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Class A & Advisor Class Franklin Biotechnology Discovery Fund

Class A, Class C & Advisor Class Franklin Natural Resources Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities

Semiannual Report | 37

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange

38 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Funds may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Securities Lending

The Funds participate in an agency based security lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a money market fund managed by the fund’s custodian on the fund’s behalf. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower. At October 31, 2010, the Franklin Natural Resources Fund had no securities on loan.

e. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Funds file U.S.

Semiannual Report | 39

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Taxes (continued)

income tax returns as well as tax returns in certain other jurisdictions. The Funds recognize in its financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of October 31, 2010, and for all open tax years, the Funds have determined that no provision for income tax is required in the Funds’ financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions

40 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Accounting Estimates (continued)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Semiannual Report | 41

aFor the period September 1, 2009 (effective date) to October 31, 2010 for the Franklin Biotechnology Discovery Fund.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

42 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Franklin Biotechnology Discovery Fund pays an administrative fee to FT Services based on the fund’s average daily net assets as follows:

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Natural Resources Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Franklin Natural Resources Fund’s Class C compensation distribution plan, the fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

Semiannual Report | 43

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended October 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2010, the capital loss carryforwards were as follows:

44 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2010, the Franklin Biotechnology Discovery Fund and Franklin Natural Resources Fund deferred realized currency losses of $39,895 and realized capital losses of $733,231, respectively.

At October 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions and non-taxable income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended October 31, 2010, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Semiannual Report | 45

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

8. DEFAULTED SECURITIES

The Franklin Biotechnology Discovery Fund held a defaulted security for which the income has been deemed uncollectible. At October 31, 2010, the value of this security was $0. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Funds may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2010, the Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

aThe Fund also invests in unrestricted securities of the issuer, valued at $0 as of October 31, 2010.

See Abbreviations on page 49.

10. SPECIAL SERVICING AGREEMENT

The Franklin Natural Resources Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the fund and the Allocator Funds. Under the SSA, the fund may pay a portion of the Allocator

46 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

10. SPECIAL SERVICING AGREEMENT (continued)

Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services, affiliates of the funds. For the period ended October 31, 2010, the fund was held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statements of Operations. At October 31, 2010, 8.63% of the fund’s outstanding shares were held by one or more of the Allocator Funds.

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended October 31, 2010, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semiannual Report | 47

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of October 31, 2010, in valuing the Funds’ assets and liabilities carried at fair value:

At October 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds’ fair value, were as follows:

48 | Semiannual Report

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency	Selected Portfolio
CAD -CanadianDollar	ADR - American Depository Receipt

Semiannual Report | 49

Franklin Strategic Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50 | Semiannual Report

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Semiannual Report and Shareholder Letter

FRANKLIN STRATEGIC SERIES

Investment Manager Franklin Advisers, Inc. Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® franklintempleton. com Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2010 Franklin Templeton Investments. All rights reserved.

FSS2 S 12/10

FRANKLIN

STRATEGIC INCOME FUND

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST

MUTUAL FUNDS |

Franklin Templeton Investments

Gain From Our Perspective®

Franklin Templeton’s distinct multi-manager structure combines the specialized expertise of three world-class investment management groups—Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

Franklin. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

Templeton. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry’s oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

Mutual Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That’s why our funds can be used to build truly diversified allocation plans covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the semiannual report

Not part of the semiannual report | 1

Economic and Market Overview

The U.S. economy expanded during the six-month reporting period, but the pace of growth slowed from earlier in 2010 as consumer spending and the job market remained sluggish through the third quarter of 2010. The nation’s economic activity as measured by gross domestic product registered annualized growth rates of 1.7% and 2.5% in the second and third quarters of 2010. The unemployment rate was 9.6% in October.3 Remaining challenges to sustained economic recovery include elevated debt concerns and a struggling housing sector as federal stimulus measures began to wind down.

As economic conditions improved, demand for energy products increased and crude oil prices reached $86 per barrel at the end of April 2010. When a European debt crisis threatened the global recovery, oil prices fell to $66 in May. Despite an abundant oil supply, prices rebounded to $81 per barrel by the end of the period largely due to a falling U.S. dollar and speculative buying. October’s inflation rate was an annualized 1.2%.3 Core inflation, which excludes food and energy costs, rose at an annualized rate of 0.6%, the smallest 12-month increase in more than 50 years.3

During the period under review, consumer confidence tumbled due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and fears of a renewed economic slowdown. In September, the Federal Reserve Board (Fed) announced it would maintain the federal funds target rate at a range of 0% to 0.25% for an extended period. The Fed also announced it was concerned about the slowing pace of recovery as well as inflation, which had dipped to a level below its mandate to promote maximum employment and price stability. The Fed revealed it was prepared to correct these conditions, if necessary, by buying government debt.

Investor concerns about weak economic data and the potential spillover effects of the European debt crisis led to market volatility. Wary investors favored short-term Treasuries, and Treasury yields dipped to very low levels during the period. Near period-end, the prospect of Fed intervention and encouraging corporate earnings reports boosted consumer confidence and fueled an equity market rally. For the six-month period under review, however, Treasury prices rose and yields declined, reflecting general investor uncertainty and risk aversion. The two-year Treasury bill yield decreased from 0.97% to 0.34% over the six-month period, while the 10-year Treasury note yield fell from 3.69% to 2.63%.

The global economy shifted as a relatively fast-paced recovery from crisis-driven trough levels moderated. The recovery’s pace across geographic regions and countries also became more uneven, particularly between developed and

3. Source: Bureau of Labor Statistics.

4 | Semiannual Report

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

emerging economies. The recession and subsequent slow recovery in some developed countries revealed large public sector funding gaps, which aggravated sovereign credit fundamentals. Against this backdrop, risk appetite declined from earlier, higher levels as the period progressed, and markets increasingly began to discriminate between stronger and weaker fundamental positions. This market environment was positive not only for higher quality government bonds, but also for certain emerging market sovereign credit and currency markets with stronger economic fundamentals. On the contrary, most European currency and bond markets were negatively affected by the economic environment.

Investment Strategy

The Fund uses an active asset allocation strategy, investing across the fixed income market in sectors including high yield and investment grade corporate bonds, international developed and emerging market bonds, U.S. government and agency securities, mortgage and other asset-backed securities, corporate bank loans, convertible securities and preferred stocks, and municipal securities. In addition to our bottom-up fundamental analysis of market sectors, industries and issuers, we evaluate country risk, business cycles, yield curves, and values between and within markets as part of our portfolio construction process. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments for hedging purposes, to enhance returns or to obtain exposure to various market sectors.

Manager’s Discussion

Early in the period, concerns about financial and economic stresses in Greece and the eurozone and their potential effects on the global economy led to

Semiannual Report | 5

What is duration?

Duration is a measure of a bond's price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

heightened financial market risk aversion. Largely as a result, long-term U.S. interest rates declined, equity markets fell and many fixed income market spread sectors experienced lackluster performance. However, by late summer 2010, financial markets largely began to ignore concerns regarding Europe and focus on seemingly healthy global economic growth, some signs of improvement in the U.S. economy, and another round of expected quantitative easing from the Fed. In addition, in the prevailing, low short-term interest rate environment, investors continued to seek higher yielding investments, which led to strong demand for most fixed income sectors.

In this environment, Franklin Strategic Income Fund provided positive total return performance. However, the Fund trailed its benchmark index, the BC U.S. Aggregate Index, and its peers, as measured by the Lipper Multi-Sector Income Funds Classification Average. The Fund's relatively lower weighting in longer duration, U.S. interest rate-sensitive, fixed income sectors (i.e., U.S. Treasuries and agency bonds) negatively affected performance compared to the BC U.S. Aggregate Index given the decline in yields for longer maturity U.S. government securities. Compared to the peer average, the Fund's holdings in bank loans did not keep pace with the returns of certain other sectors largely because such floating rate loans did not benefit from the long-term interest-rate decline. The Fund's heavier exposure to certain non-U.S. dollar investments also negatively impacted relative returns.

Overall, as longer term U.S. interest rates fell and the yield curve flattened (for two- to 10-year Treasuries) during the period, U.S. Treasury securities posted healthy returns, above their coupon income. Considering their shorter duration, agency mortgage-backed securities generally lagged the broader Treasury market's total return performance. Although the Fed's quantitative easing may keep rates lower than they might otherwise be in the near term, the Fund maintained relatively low exposure to U.S. government and agency debt largely due to the historically low yields offered by these instruments and our longer term concerns about U.S. deficit funding needs.

The commercial mortgage-backed securities (CMBS) sector was one of the fixed income market's best performing categories during the six months under review. Despite a weak outlook for commercial property fundamentals and potentially high delinquency rates, the collateral backing many of the Fund's CMBS holdings supported many of these securities' prices. The Fund pared its CMBS exposure during the period after a strong price rebound for certain CMBS positions over the past year. The Fund added to its municipal bond allocation, with a focus on certain Build America Bonds, which generally provide a higher level of income to investors than traditional tax-free municipal bonds.

6 | Semiannual Report

Portfolio Breakdown
Based on Total Net Assets

	10/31/10	4/30/10
High Yield Corporate Bonds	29.2%	27.5%
International Government & Agency Bonds (Non-US$)	20.1%	19.2%
Floating Rate Bank Loans	15.5%	14.4%
Investment-Grade Corporate Bonds	9.7%	11.8%
Mortgage-Backed Securities	7.2%	3.6%
Municipal Bonds	4.4%	3.1%
Commercial Mortgage-Backed Securities	4.0%	4.9%
International Government & Agency Bonds (US$)	3.1%	6.3%
U.S. Treasury Securities*	2.0%	3.1%
Asset-Backed Securities	1.4%	1.6%
Common Stocks	0.2%	0.2%
Convertible Securities	0.0%**	0.0%**
U.S. Agency Securities***	0.0%**	0.8%
Short-Term Investments & Other Net Assets	3.2%	3.5%

*Includes 0.0% Treasury Inflation Protected Securities as of 10/31/10 and 1.4% as of 4/30/10.
**Rounds to less than 0.1% of total net assets.
***Includes agency preferred stock.

What is a forward currency exchange contract?

After experiencing some weakness during the period's first half, investment-grade and noninvestment-grade corporate markets posted healthy performance overall for the six months under review. Fundamentally, most quarterly corporate earnings came in above expectations, driven by cost controls, some top-line revenue growth and healthy gains for international companies from their emerging market operations. In this environment, the trailing 12-month noninvestment-grade default rate fell and was below its longer term average. We maintained significant exposure to investment-grade and noninvestment-grade credits. In particular, although we took gains in some investment-grade corporate holdings, we added exposure to the noninvestment-grade bank loan and high yield corporate sectors, which could each benefit from an improvement in fundamental credit trends. Even with the recent price increase in these sectors, the Fund maintained significant exposure at period-end given valuations that, in our analysis, still offered good long-term value considering an outlook for better credit fundamentals.

Although the U.S. dollar weakened against a trade-weighted basket of foreign currencies during the period, the impact on the Fund from its non-U.S. dollar positions was mixed. The Fund's long positions in Asian currency bonds and forward currency exchange contracts generally helped performance as currencies from South Korea, Malaysia and Australia appreciated versus the U.S.

Semiannual Report | 7

dollar. However, the Fund’s short position in the Japanese yen, through the use of forward currency exchange contracts, constrained performance given the yen’s strength relative to the U.S. dollar. Similarly, although the Fund experienced some strength in certain of its non-eurozone European bond positions, the Fund’s short position in the euro, through the use of forward currency exchange contracts, detracted from performance given the euro’s strength during the period. Like the market’s other spread sectors, the Fund’s hard-currency, U.S. dollar-denominated emerging market sovereign debt positions performed well during the period largely due to a healthy fundamental growth outlook for many developing markets. However, the Fund held a relatively small position in this sector, considering yield spread valuations, so the impact on overall Fund returns was limited.

Thank you for your continued participation in Franklin Strategic Income Fund. We look forward to serving your future investment needs.

Christopher J. Molumphy, CFA

Eric G. Takaha, CFA Portfolio Management Team Franklin Strategic Income Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 10/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 9

Performance Summary *(continued)*

Performance[1]

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+4.69%	+12.87%	+43.91%	+117.61%
Average Annual Total Return[3]	+0.21%	+8.03%	+6.62%	+7.62%
Avg. Ann. Total Return (9/30/10)[4]		+7.99%	+6.26%	+7.29%
Distribution Rate[5]	5.06%			
30-Day Standardized Yield[6]	4.35%			
Total Annual Operating Expenses[7]	0.90%			
Class B	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+4.54%	+12.46%	+41.16%	+110.76%
Average Annual Total Return[3]	+0.54%	+8.46%	+6.83%	+7.74%
Avg. Ann. Total Return (9/30/10)[4]		+8.22%	+6.42%	+7.41%
Distribution Rate[5]	4.83%			
30-Day Standardized Yield[6]	4.15%			
Total Annual Operating Expenses[7]	1.30%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+4.48%	+12.43%	+41.06%	+109.15%
Average Annual Total Return[3]	+3.48%	+11.43%	+7.12%	+7.66%
Avg. Ann. Total Return (9/30/10)[4]		+11.30%	+6.76%	+7.33%
Distribution Rate[5]	4.88%			
30-Day Standardized Yield[6]	4.15%			
Total Annual Operating Expenses[7]	1.30%			
Class R	**6-Month**	**1-Year**	**5-Year**	**Inception (1/1/02)**
Cumulative Total Return[2]	+4.57%	+12.52%	+42.11%	+96.64%
Average Annual Total Return[3]	+4.57%	+12.52%	+7.28%	+7.96%
Avg. Ann. Total Return (9/30/10)[4]		+12.39%	+6.92%	+7.92%
Distribution Rate[5]	5.05%			
30-Day Standardized Yield[6]	4.29%			
Total Annual Operating Expenses[7]	1.15%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+4.81%	+13.14%	+45.83%	+123.01%
Average Annual Total Return[3]	+4.81%	+13.14%	+7.84%	+8.35%
Avg. Ann. Total Return (9/30/10)[4]		+13.01%	+7.45%	+8.02%
Distribution Rate[5]	5.53%			
30-Day Standardized Yield[6]	4.79%			
Total Annual Operating Expenses[7]	0.65%			

10 | Semiannual Report

Performance Summary (continued)

Endnotes

Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yields reflect the higher credit risks associated with certain lower rated securities held in the portfolio. Floating-rate loans and high yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal — a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund’s manager increased the Fund’s total returns. If the manager had not taken this action, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 10/31/10.

6. The 30-day standardized yield for the 30 days ended 10/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.86%; B: 1.26%; C: 1.26%; R: 1.11%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin Strategic Series

Financial Highlights

Franklin Strategic Income Fund

Class A	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.30	$ 8.83	$10.28	$10.48	$10.20	$10.24
Income from investment operations[a]:						
Net investment income[b]	0.27	0.55	0.51	0.56	0.53	0.51
Net realized and unrealized gains (losses)	0.20	1.45	(1.20)	(0.07)	0.35	0.05
Total from investment operations	0.47	2.00	(0.69)	0.49	0.88	0.56
Less distributions from net investment income and net foreign currency gains	(0.28)	(0.53)	(0.76)	(0.69)	(0.60)	(0.60)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.49	$10.30	$ 8.83	$10.28	$10.48	$10.20
Total return[e]	4.69%	23.15%	(6.32)%	4.80%	9.09%	5.69%
Ratios to average net assets[f]						
Expenses	0.86%	0.88%[g]	0.89%[g]	0.89%[g]	0.92%[g]	0.91%[g]
Net investment income	5.29%	5.70%	5.67%	5.44%	5.22%	5.05%
Supplemental data						
Net assets, end of period (000's)	$3,063,228	$2,809,864	$2,060,179	$2,123,947	$1,521,459	$998,182
Portfolio turnover rate	26.44%	55.79%	49.48%	31.71%	42.24%	34.10%
Portfolio turnover rate excluding mortgage dollar rolls[h]	26.44%	55.79%	49.48%	31.71%	41.50%	33.59%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

[h]See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Strategic Income Fund

Class B	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.35	$ 8.87	$10.32	$10.52	$10.24	$10.27
Income from investment operations[a]:						
Net investment income[b]	0.25	0.52	0.48	0.52	0.49	0.47
Net realized and unrealized gains (losses)	0.21	1.44	(1.20)	(0.07)	0.35	0.06
Total from investment operations	0.46	1.96	(0.72)	0.45	0.84	0.53
Less distributions from net investment income and net foreign currency gains	(0.26)	(0.48)	(0.73)	(0.65)	(0.56)	(0.56)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.55	$10.35	$ 8.87	$10.32	$10.52	$10.24
Total return[e]	4.54%	22.63%	(6.68)%	4.35%	8.62%	5.34%
Ratios to average net assets[f]						
Expenses	1.26%	1.28%[g]	1.29%[g]	1.29%[g]	1.32%[g]	1.31%[g]
Net investment income	4.89%	5.30%	5.27%	5.04%	4.82%	4.65%
Supplemental data						
Net assets, end of period (000's)	$61,125	$71,036	$79,959	$105,620	$104,523	$104,477
Portfolio turnover rate	26.44%	55.79%	49.48%	31.71%	42.24%	34.10%
Portfolio turnover rate excluding mortgage dollar rolls[h]	26.44%	55.79%	49.48%	31.71%	41.50%	33.59%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

[h]See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Strategic Income Fund

Class C	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.30	$ 8.83	$10.27	$10.48	$10.20	$10.24
Income from investment operations[a]:						
Net investment income[b]	0.25	0.52	0.48	0.52	0.49	0.47
Net realized and unrealized gains (losses)	0.20	1.44	(1.19)	(0.08)	0.35	0.05
Total from investment operations	0.45	1.96	(0.71)	0.44	0.84	0.52
Less distributions from net investment income and net foreign currency gains	(0.26)	(0.49)	(0.73)	(0.65)	(0.56)	(0.56)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.49	$10.30	$ 8.83	$10.27	$10.48	$10.20
Total return[e]	4.48%	22.64%	(6.60)%	4.28%	8.67%	5.27%
Ratios to average net assets[f]						
Expenses	1.26%	1.28%[g]	1.29%[g]	1.29%[g]	1.32%[g]	1.31%[g]
Net investment income	4.89%	5.30%	5.27%	5.04%	4.82%	4.65%
Supplemental data						
Net assets, end of period (000's)	$1,229,479	$1,107,436	$773,337	$733,071	$437,026	$294,412
Portfolio turnover rate	26.44%	55.79%	49.48%	31.71%	42.24%	34.10%
Portfolio turnover rate excluding mortgage dollar rolls[h]	26.44%	55.79%	49.48%	31.71%	41.50%	33.59%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

[h]See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Strategic Income Fund

Class R	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.27	$ 8.81	$10.25	$10.46	$10.18	$10.22
Income from investment operations[a]:						
Net investment income[b]	0.26	0.53	0.49	0.53	0.51	0.49
Net realized and unrealized gains (losses)	0.20	1.43	(1.19)	(0.08)	0.35	0.05
Total from investment operations	0.46	1.96	(0.70)	0.45	0.86	0.54
Less distributions from net investment income and net foreign currency gains	(0.27)	(0.50)	(0.74)	(0.66)	(0.58)	(0.58)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.46	$10.27	$ 8.81	$10.25	$10.46	$10.18
Total return[e]	4.57%	22.77%	(6.47)%	4.55%	8.74%	5.44%
Ratios to average net assets[f]						
Expenses	1.11%	1.13%[g]	1.14%[g]	1.14%[g]	1.17%[g]	1.16%[g]
Net investment income	5.04%	5.45%	5.42%	5.19%	4.97%	4.80%
Supplemental data						
Net assets, end of period (000's)	$220,293	$194,901	$115,811	$108,020	$65,527	$32,971
Portfolio turnover rate	26.44%	55.79%	49.48%	31.71%	42.24%	34.10%
Portfolio turnover rate excluding mortgage dollar rolls[h]	26.44%	55.79%	49.48%	31.71%	41.50%	33.59%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
[h]See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Strategic Income Fund

Advisor Class	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.31	$ 8.84	$10.28	$10.49	$10.21	$10.24
Income from investment operations[a]:						
Net investment income[b]	0.29	0.58	0.53	0.58	0.56	0.54
Net realized and unrealized gains (losses)	0.19	1.44	(1.18)	(0.07)	0.35	0.06
Total from investment operations	0.48	2.02	(0.65)	0.51	0.91	0.60
Less distributions from net investment income and net foreign currency gains	(0.29)	(0.55)	(0.79)	(0.72)	(0.63)	(0.63)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]	—[d]
Net asset value, end of period	$10.50	$10.31	$ 8.84	$10.28	$10.49	$10.21
Total return[e]	4.81%	23.45%	(5.98)%	5.05%	9.25%	6.05%
Ratios to average net assets[f]						
Expenses	0.61%	0.63%[g]	0.64%[g]	0.64%[g]	0.67%[g]	0.66%[g]
Net investment income	5.54%	5.95%	5.92%	5.69%	5.47%	5.30%
Supplemental data						
Net assets, end of period (000's)	$424,139	$346,585	$166,821	$111,346	$66,745	$57,367
Portfolio turnover rate	26.44%	55.79%	49.48%	31.71%	42.24%	34.10%
Portfolio turnover rate excluding mortgage dollar rolls[h]	26.44%	55.79%	49.48%	31.71%	41.50%	33.59%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

[h]See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited)

Franklin Strategic Income Fund	Country	Shares	Value
Common Stocks 0.2%			
Automobiles & Components 0.0%†			
[a,b]Cambridge Industries Liquidating Trust Interest	United States	516,372	$ 1,549
Consumer Durables & Apparel 0.0%			
[a,c]Comfort Co. Inc.	United States	17,900	—
Consumer Services 0.1%			
[a,b,d]Turtle Bay Resort	United States	5,579,939	5,579,939
Media 0.1%			
[a]Charter Communications Inc., A	United States	21,302	690,398
[a,d]Dex One Corp.	United States	110,000	771,100
			1,461,498
Total Common Stocks (Cost $10,109,187)			7,042,986
Convertible Preferred Stocks (Cost $6,060,000) 0.0%†			
Banks 0.0%†			
[a]Fannie Mae, 8.75%, cvt. pfd.	United States	121,200	77,892
Preferred Stocks 0.0%†			
Banks 0.0%†			
[a]Freddie Mac, 8.375%, pfd., Z	United States	200,000	106,000
Diversified Financials 0.0%†			
[e]GMAC Inc., 7.00%, pfd., 144A	United States	2,081	1,849,489
Total Preferred Stocks (Cost $5,738,755)			1,955,489
		Principal Amount*	
Corporate Bonds 38.9%			
Automobiles & Components 1.1%			
[e]Conti-Gummi Finance BV, senior secured note, 144A,			
8.50%, 7/15/15	Germany	4,600,000 EUR	6,939,706
7.50%, 9/15/17	Germany	3,150,000 EUR	4,526,981
Ford Motor Credit Co. LLC, senior note,			
7.50%, 8/01/12	United States	4,000,000	4,295,000
7.00%, 4/15/15	United States	6,000,000	6,637,392
6.625%, 8/15/17	United States	3,000,000	3,360,336
8.125%, 1/15/20	United States	4,000,000	4,899,744
The Goodyear Tire & Rubber Co., senior note,			
8.25%, 8/15/20	United States	9,900,000	10,593,000
[e]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	11,000,000	11,770,000
			53,022,159
Banks 2.5%			
BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77	United States	10,000,000	10,020,183
[e,f]BNP Paribas, 144A, 7.195%, Perpetual	France	10,000,000	10,175,000
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	15,000,000	15,000,000
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	15,000,000	15,056,610
[e]Lloyds TSB Bank PLC, senior sub. note, 144A, 6.50%,			
9/14/20	United Kingdom	15,000,000	15,483,268

Semiannual Report | 19

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Banks (continued)			
Regions Financial Corp., senior note,			
7.75%, 11/10/14	United States	11,000,000	$ 12,048,113
5.75%, 6/15/15	United States	1,200,000	1,238,087
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	12,000,000	13,118,340
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	10,000,000	11,479,400
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	5,000,000	5,660,500
[f]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	8,000,000	8,340,000
[f]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	6,700,000	7,558,270
			125,177,771
Capital Goods 1.8%			
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	11,100,000	11,037,563
[e]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	10,100,000	10,983,750
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	United States	10,000,000	11,300,000
Case New Holland Inc., senior note,			
7.75%, 9/01/13	United States	2,000,000	2,195,000
[e]144A, 7.875%, 12/01/17	United States	8,300,000	9,337,500
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	1,600,000	1,600,000
The Manitowoc Co. Inc., senior note,			
9.50%, 2/15/18	United States	10,700,000	11,569,375
8.50%, 11/01/20	United States	1,300,000	1,363,375
[e]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	2,000,000	2,150,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	12,000,000	12,660,000
RSC Equipment Rental Inc. and RSC Holdings III LLC, senior note,			
9.50%, 12/01/14	United States	11,000,000	11,536,250
10.25%, 11/15/19	United States	1,000,000	1,092,500
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	3,000,000	3,060,000
			89,885,313
Commercial & Professional Services 0.2%			
[g]Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	7,200,000	8,406,000
[e]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	2,400,000	2,637,000
			11,043,000
Consumer Durables & Apparel 0.7%			
Jarden Corp., senior sub. note,, 7.50%			
5/01/17	United States	11,000,000	11,756,250
1/15/20	United States	1,700,000	1,810,500
KB Home, senior note,			
6.25%, 6/15/15	United States	10,800,000	10,462,500
7.25%, 6/15/18	United States	1,000,000	957,500
[e]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	4,100,000	4,479,250

20 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Consumer Durables & Apparel (continued)			
[e,h] M/I Homes Inc., senior note, 144A, 8.625%, 11/15/18	United States	7,300,000	$ 7,327,375
			36,793,375
Consumer Services 2.8%			
[e] Cirsa Funding Luxembourg SA, senior note, 144A, 8.75%, 5/15/18	Spain	2,700,000 EUR	3,949,503
[e] CKE Restaurants Inc., senior secured note, 144A, 11.375%, 7/15/18	United States	11,300,000	12,260,500
[e] Codere Finance SA, senior note, 144A, 8.25%, 6/15/15	Spain	5,000,000 EUR	7,081,291
[e,i] Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	8,000,000	62,960
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	20,000,000	22,150,000
[e] Marina District Finance Co. Inc., senior secured note, 144A,			
9.50%, 10/15/15	United States	2,200,000	2,180,750
9.875%, 8/15/18	United States	3,500,000	3,473,750
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	16,000,000	14,100,000
7.50%, 6/01/16	United States	1,000,000	895,000
[e] 144A, 10.00%, 11/01/16	United States	1,000,000	982,500
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	10,000,000	11,550,000
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	5,000,000	5,412,500
senior sub. note, 7.50%, 6/15/15	United States	5,000,000	5,000,000
Royal Caribbean Cruises Ltd.,			
senior deb., 7.25%, 3/15/18	United States	10,000,000	10,925,000
senior note, 7.25%, 6/15/16	United States	1,000,000	1,086,250
[e] Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	6,900,000	4,726,500
Starwood Hotels & Resorts Worldwide Inc., senior note,			
6.75%, 5/15/18	United States	10,000,000	11,125,000
7.15%, 12/01/19	United States	2,000,000	2,265,000
[i] Station Casinos Inc.,			
senior note, 6.00%, 4/01/12	United States	900,000	90
senior note, 7.75%, 8/15/16	United States	4,500,000	495
senior sub. note, 6.50%, 2/01/14	United States	500,000	690
senior sub. note, 6.875%, 3/01/16	United States	3,800,000	456
Universal City Development,			
senior note, 8.875%, 11/15/15	United States	7,000,000	7,455,000
senior sub. note, 10.875%, 11/15/16	United States	1,000,000	1,107,500
[e] Visant Corp., senior note, 144A, 10.00%, 10/01/17	United States	13,100,000	13,984,250
			141,774,985
Diversified Financials 4.2%			
[e] Ally Financial Inc., senior bond, 144A, 7.50%, 9/15/20	United States	3,000,000	3,255,000
Bank of America Corp.,			
[f] pfd., sub. bond, M, 8.125%, Perpetual	United States	15,000,000	15,156,300
senior note, 5.65%, 5/01/18	United States	5,000,000	5,270,455
Capital One Capital VI, 8.875%, pfd., junior sub. bond, 8.875%, 5/15/40	United States	10,000,000	10,625,000

Semiannual Report | 21

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Diversified Financials (continued)			
Citigroup Inc.,			
senior note, 6.125%, 11/21/17	United States	5,000,000	$ 5,573,230
senior note, 5.375%, 8/09/20	United States	5,000,000	5,272,365
sub. note, 5.00%, 9/15/14	United States	10,000,000	10,490,790
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	7,905,000	9,308,232
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	United States	170,000,000 MXN	13,930,366
GMAC Inc.,			
senior note, 6.875%, 9/15/11	United States	5,000,000	5,143,750
senior note, 6.875%, 8/28/12	United States	7,000,000	7,385,000
sub. note, 8.00%, 12/31/18	United States	5,000,000	5,225,000
The Goldman Sachs Group Inc., senior bond, 5.375%, 3/15/20	United States	15,000,000	15,900,390
[e]International Lease Finance Corp., senior secured note, 144A, 6.75%, 9/01/16	United States	11,900,000	13,030,500
JPMorgan Chase & Co.,			
6.00%, 1/15/18	United States	5,000,000	5,715,910
[f]junior sub. note, 1, 7.90%, Perpetual	United States	5,000,000	5,348,065
senior note, 4.25%, 10/15/20	United States	5,000,000	5,046,635
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	14,000,000	13,565,441
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	11,700,000	11,947,069
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000	10,911,410
Moody's Corp., senior note, 5.50%, 9/01/20	United States	12,000,000	12,388,032
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	12,000,000	13,351,644
5.50%, 7/24/20	United States	3,000,000	3,127,974
[e]TransUnion LLC/TransUnion Corp., senior note, 144A, 11.375%, 6/15/18	United States	3,000,000	3,472,500
			210,441,058
Energy 6.7%			
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	15,000,000	18,598,560
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	11,000,000	11,742,500
Berry Petroleum Co., senior note,			
10.25%, 6/01/14	United States	6,600,000	7,647,750
6.75%, 11/01/20	United States	1,200,000	1,242,000
[e]Carrizo Oil & Gas Inc., senior note, 144A, 8.625%, 10/15/18	United States	3,400,000	3,459,500
[e]Chaparral Energy Inc., senior note, 144A, 9.875%, 10/01/20	United States	8,000,000	8,400,000
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	13,800,000	14,490,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	United States	1,500,000	1,640,625
9.50%, 2/15/15	United States	1,000,000	1,165,000
7.25%, 12/15/18	United States	1,000,000	1,097,500
6.625%, 8/15/20	United States	10,700,000	11,382,125

22 | Semiannual Report

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Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Energy (continued)			
Compagnie Generale de Geophysique-Veritas, senior note,			
7.50%, 5/15/15	France	7,000,000	$ 7,262,500
9.50%, 5/15/16	France	600,000	666,000
7.75%, 5/15/17	France	5,000,000	5,262,500
[e]Consol Energy Inc., senior note, 144A,			
8.00%, 4/01/17	United States	5,800,000	6,380,000
8.25%, 4/01/20	United States	2,200,000	2,464,000
Copano Energy LLC, senior note,			
8.125%, 3/01/16	United States	12,000,000	12,450,000
7.75%, 6/01/18	United States	2,000,000	2,055,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	11,000,000	11,935,000
El Paso Corp.,			
[e]senior bond, 144A, 6.50%, 9/15/20	United States	9,000,000	9,435,537
senior note, 7.00%, 6/15/17	United States	3,500,000	3,833,039
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	8,600,000	9,417,000
[i]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	12,000,000	12,407,412
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	12,700,000	12,573,000
General Maritime Corp., senior note, 12.00%, 11/15/17	United States	3,600,000	3,717,000
Holly Corp., senior note, 9.875%, 6/15/17	United States	6,173,000	6,790,300
[e]Linn Energy Corp., senior note, 144A,			
8.625%, 4/15/20	United States	10,000,000	10,850,000
7.75%, 2/01/21	United States	4,000,000	4,150,000
MarkWest Energy Partners LP/Finance Corp., senior note,			
6.875%, 11/01/14	United States	9,000,000	9,270,000
8.75%, 4/15/18	United States	800,000	882,000
[h]6.75%, 11/01/20	United States	6,500,000	6,678,750
B, 6.875%, 11/01/14	United States	700,000	719,250
[e]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	United States	7,300,000	7,628,500
[e]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	3,000,000	3,075,000
9.75%, 8/15/13	Canada	4,400,000	4,510,000
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	2,000,000	2,275,000
6.50%, 9/15/20	United States	8,300,000	9,316,750
Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	9,500,000	10,865,625
[e]144A, 7.25%, 8/15/18	United States	2,000,000	2,085,000
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	19,640,000	18,463,281
[e]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	6,300,000	6,048,000
Plains Exploration & Production Co., senior note,			
7.75%, 6/15/15	United States	2,000,000	2,120,000
10.00%, 3/01/16	United States	1,000,000	1,146,250
7.625%, 6/01/18	United States	9,000,000	9,641,250
8.625%, 10/15/19	United States	1,000,000	1,115,000

Semiannual Report | 23

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Energy (continued)			
Pride International Inc., senior note, 6.875%, 8/15/20	United States	1,600,000	$ 1,820,000
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	11,000,000	11,247,500
11.75%, 1/01/16	United States	500,000	580,000
9.125%, 8/15/19	United States	1,000,000	1,072,500
SandRidge Energy Inc., senior note,			
ᵉ144A, 8.00%, 6/01/18	United States	10,700,000	10,753,500
ᵉ144A, 8.75%, 1/15/20	United States	1,800,000	1,881,000
ᵏPIK, 8.625%, 4/01/15	United States	300,000	308,250
ᵉVantage Drilling Co., senior secured note, 144A, 11.50%, 8/01/15	United States	5,700,000	6,070,500
			332,086,754
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	8,184,000	8,920,560
ᵉ144A, 8.00%, 8/15/20	United States	4,000,000	4,135,000
			13,055,560
Food, Beverage & Tobacco 1.2%			
Alliance One International Inc., senior note, 10.00%, 7/15/16	United States	2,203,000	2,434,315
ᵉAnheuser-Busch InBev Worldwide Inc., senior note, 144A, 7.75%, 1/15/19	United States	10,000,000	12,952,190
ᵉCampofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	4,900,000 EUR	7,161,257
ᵉCEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	7,500,000	8,100,000
Cott Beverages Inc., senior note, 8.375%, 11/15/17	United States	4,500,000	4,905,000
Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14	United States	1,177,000	1,458,009
ᵉJBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	12,000,000	14,220,000
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	3,850,000	4,076,188
ᵉ144A, 9.25%, 4/01/15	United States	6,150,000	6,511,312
			61,818,271
Health Care Equipment & Services 2.5%			
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	12,000,000	13,186,308
Coventry Health Care Inc., senior note,			
6.30%, 8/15/14	United States	5,200,000	5,536,799
5.95%, 3/15/17	United States	5,000,000	5,110,885
Davita Inc., senior note,			
6.375%, 11/01/18	United States	3,400,000	3,485,000
6.625%, 11/01/20	United States	2,700,000	2,784,375
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	9,000,000	9,798,750
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	Germany	2,500,000	2,581,250
ᵉFresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	7,000,000	8,207,500

24 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Health Care Equipment & Services (continued)			
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	3,000,000	$ 3,097,500
senior secured bond, 7.25%, 9/15/20	United States	1,700,000	1,867,875
senior secured note, 9.125%, 11/15/14	United States	10,000,000	10,506,250
[k]senior secured note, PIK, 9.625%, 11/15/16	United States	10,000,000	10,900,000
Tenet Healthcare Corp.,			
senior secured bond, 8.875%, 7/01/19	United States	4,500,000	5,085,000
senior secured note, 9.00%, 5/01/15	United States	2,500,000	2,762,500
senior secured note, 10.00%, 5/01/18	United States	3,650,000	4,252,250
[k]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	11,000,000	11,687,500
[j,k]US Oncology Holdings Inc., senior note, PIK, FRN, 6.737%, 3/15/12	United States	10,447,000	10,150,681
US Oncology Inc., senior secured note, 9.125%, 8/15/17	United States	800,000	894,000
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	10,000,000	10,587,500
			122,481,923
Insurance 0.3%			
Aflac Inc., senior note, 6.45%, 8/15/40	United States	6,600,000	6,759,423
[e,j]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	1,900,000	2,299,000
[j]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	8,000,000	7,908,693
			16,967,116
Materials 3.3%			
[e]Ardagh Packaging Finance PLC,			
senior note, 144A, 9.125%, 10/15/20	Ireland	2,400,000	2,526,240
senior secured note, 144A, 7.375%, 10/15/17	Ireland	900,000	942,840
Ball Corp., senior note,			
7.125%, 9/01/16	United States	1,500,000	1,642,500
7.375%, 9/01/19	United States	1,500,000	1,680,000
[e]Building Materials Corp. of America, senior note, 144A,			
6.875%, 8/15/18	United States	6,000,000	6,030,000
7.50%, 3/15/20	United States	4,000,000	4,110,000
CF Industries Holdings Inc., senior note, 6.875%, 5/01/18	United States	1,900,000	2,166,000
[e]FMG Finance Pty. Ltd., senior note, 144A, 7.00%, 11/01/15	Australia	3,900,000	3,992,625
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	9,000,000	10,194,075
Huntsman International LLC,			
senior note, 5.50%, 6/30/16	United States	600,000	599,250
senior sub. note, 7.875%, 11/15/14	United States	9,900,000	10,395,000
[e]senior sub. note, 144A, 8.625%, 3/15/21	United States	1,600,000	1,762,000
[e]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	United Kingdom	350,000 EUR	517,308
[e]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	12,000,000	10,980,000
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	9,000,000 EUR	13,349,254

Semiannual Report | 25

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Materials (continued)			
ᵉMacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	10,300,000	$ 11,046,750
Nalco Co.,			
senior note, 8.25%, 5/15/17	United States	1,000,000	1,118,750
senior sub. note, 8.875%, 11/15/13	United States	9,000,000	9,225,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	14,000,000	13,510,000
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	6,000,000	6,217,500
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	8,000,000	8,220,000
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	1,000,000	1,085,000
ᵉReynolds Group Issuer Inc./LLC/SA, senior note, 144A,			
8.50%, 5/15/18	United States	14,000,000	14,385,000
9.00%, 4/15/19	United States	1,000,000	1,043,750
Solo Cup Co.,			
senior secured note, 10.50%, 11/01/13	United States	1,700,000	1,785,000
senior sub. note, 8.50%, 2/15/14	United States	9,000,000	8,145,000
ᵉTPC Group LLC, senior secured note, 144A, 8.25%, 10/01/17	United States	4,400,000	4,686,000
ᵉXstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16	United Kingdom	10,000,000	11,255,530
			162,610,372
Media 3.8%			
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000	3,401,250
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	10,333,779	12,426,369
ᵉCCO Holdings LLC, senior note, 144A,			
7.875%, 4/30/18	United States	1,900,000	2,028,250
8.125%, 4/30/20	United States	5,000,000	5,425,000
Clear Channel Worldwide Holdings Inc., senior note,			
A, 9.25%, 12/15/17	United States	1,200,000	1,302,000
B, 9.25%, 12/15/17	United States	4,800,000	5,268,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	6,000,000	6,667,500
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	15,000,000	15,576,060
EchoStar DBS Corp., senior note,			
7.75%, 5/31/15	United States	5,000,000	5,468,750
7.125%, 2/01/16	United States	13,000,000	13,845,000
Lamar Media Corp.,			
senior note, 9.75%, 4/01/14	United States	1,000,000	1,160,000
senior sub. note, 7.875%, 4/15/18	United States	3,800,000	4,075,500
senior sub. note, B, 6.625%, 8/15/15	United States	1,500,000	1,543,125
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	9,200,000	9,338,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	7,700,000	8,277,500
ᵉMyriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	5,600,000	5,924,960
d,i Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	8,000,000	6,780,000
ᵉSeat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	8,000,000 EUR	10,133,032
Time Warner Inc.,			
7.625%, 4/15/31	United States	9,000,000	10,991,367
6.10%, 7/15/40	United States	6,000,000	6,414,864

26 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Media (continued)			
ᵉUnivision Communications Inc., senior sec. note, 144A, 7.875%, 11/01/20	United States	6,800,000	$ 7,174,000
ᵉUPC Germany GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	2,100,000 EUR	3,173,783
ᵉUPC Holding BV, senior note, 144A, 9.875%, 4/15/18	Netherlands	3,500,000	3,841,250
Viacom Inc., senior note, 6.875%, 4/30/36	United States	10,000,000	11,707,550
Virgin Media Secured Finance, senior secured note, 6.50%, 1/15/18	United Kingdom	5,600,000	6,034,000
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	11,000,000	11,907,500
ᵉZiggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	7,600,000 EUR	11,006,723
			190,891,333
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
ᵉMylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	10,300,000	11,536,000
Real Estate 1.1%			
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	10,000,000	11,123,520
ᵉDigital Realty Trust LP, 144A, 5.875%, 2/01/20	United States	10,000,000	10,650,510
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	8,500,000	8,011,250
Simon Property Group LP, senior note, 4.375%, 3/01/21	United States	15,000,000	15,400,650
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	6,500,000	7,194,919
			52,380,849
Retailing 0.7%			
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	10,000,000	11,100,000
ᵉ,ⁱEdcon Proprietary Ltd., senior secured note, 144A, FRN, 4.129%, 6/15/14	South Africa	12,000,000 EUR	13,946,838
ᵉMichaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	10,700,000	10,646,500
			35,693,338
Semiconductors & Semiconductor Equipment 0.4%			
Advanced Micro Devices Inc., senior note,			
8.125%, 12/15/17	United States	2,200,000	2,387,000
ᵉ144A, 7.75%, 8/01/20	United States	1,400,000	1,491,000
Freescale Semiconductor Inc., senior note,			
8.875%, 12/15/14	United States	7,000,000	7,140,000
10.125%, 12/15/16	United States	300,000	294,375
ᵉ144A, 10.75%, 8/01/20	United States	7,000,000	7,297,500
ᵉNXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	3,000,000	3,285,000
			21,894,875
Software & Services 0.2%			
ᵉSitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	10,000,000	8,125,000
SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15	United States	2,600,000	2,746,250
			10,871,250

Semiannual Report | 27

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Technology Hardware & Equipment 0.3%			
Sanmina-SCI Corp.,			
[e,i] senior note, 144A, FRN, 3.042%, 6/15/14	United States	2,000,000	$ 1,910,000
senior sub. note, 6.75%, 3/01/13	United States	4,300,000	4,375,250
senior sub. note, 8.125%, 3/01/16	United States	6,000,000	6,195,000
ViaSat Inc., senior note, 8.875%, 9/15/16	United States	2,100,000	2,294,250
			14,774,500
Telecommunication Services 2.5%			
Crown Castle International Corp.,			
senior bond, 7.125%, 11/01/19	United States	400,000	442,000
senior note, 9.00%, 1/15/15	United States	10,000,000	11,225,000
[e] Digicel Group Ltd., senior note, 144A,			
8.875%, 1/15/15	Jamaica	11,000,000	11,220,000
8.25%, 9/01/17	Jamaica	1,000,000	1,056,250
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	1,700,000	1,946,500
8.50%, 4/15/20	United States	9,000,000	10,440,000
8.75%, 4/15/22	United States	4,300,000	5,020,250
[e] Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	5,200,000	5,525,000
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Bermuda	10,000,000	10,937,500
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13	Bermuda	10,000,000	10,137,500
MetroPCS Wireless Inc., senior note,			
9.25%, 11/01/14	United States	7,500,000	7,893,750
7.875%, 9/01/18	United States	6,500,000	7,003,750
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	10,000,000	10,250,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	12,000,000	13,290,000
[e] Sunrise Communications Holdings, senior note, 144A, 8.50%, 12/31/18	Luxembourg	1,900,000 EUR	2,747,102
[e] Wind Acquisition Finance SA, senior note, 144A, 12.00%, 12/01/15	Italy	10,000,000	10,650,000
[e,k] Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	2,142,917 EUR	3,337,465
			123,122,067
Transportation 0.2%			
[e] Ceva Group PLC, senior secured note, 144A,			
11.625%, 10/01/16	United Kingdom	1,100,000	1,198,118
11.50%, 4/01/18	United Kingdom	8,700,000	9,245,208
			10,443,326
Utilities 1.9%			
Ameren Corp., senior note, 8.875%, 5/15/14	United States	5,350,000	6,215,689
[e] Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	United States	3,600,000	3,789,000
7.50%, 2/15/21	United States	8,000,000	8,230,000

28 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Utilities (continued)			
CenterPoint Energy Inc., senior note,			
6.125%, 11/01/17	United States	7,500,000	$ 8,668,297
6.50%, 5/01/18	United States	1,500,000	1,731,631
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	8,000,000	9,644,816
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	10,600,000	8,188,500
[e]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	United Kingdom	1,525,000 GBP	2,593,131
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	12,000,000	13,020,000
NRG Energy Inc., senior note,			
7.25%, 2/01/14	United States	2,500,000	2,565,625
7.375%, 2/01/16	United States	15,000,000	15,656,250
7.375%, 1/15/17	United States	2,500,000	2,612,500
Texas Competitive Electric Holdings Co. LLC, senior note, A,			
10.25%, 11/01/15	United States	20,000,000	12,700,000
			95,615,439
Total Corporate Bonds (Cost $1,791,940,374)			1,944,380,634
[i,j]**Senior Floating Rate Interests 15.5%**			
Automobiles & Components 0.6%			
Federal-Mogul Corp.,			
Term Loan B, 2.198%, 12/27/14	United States	20,933,620	18,634,187
Term Loan C, 2.198%, 12/27/15	United States	6,183,712	5,504,469
Key Safety Systems Inc., Term Loan B, 2.505% - 2.506%,			
3/10/14	United States	5,390,956	4,948,451
			29,087,107
Capital Goods 0.8%			
BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	United States	4,655,978	4,705,434
[h]Pinafore LLC/Inc., Term Loan B, 6.75%, 9/21/16	United States	8,663,492	8,776,524
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.563%, 7/22/13	United States	6,165,569	5,960,052
Tranche B-1 Term B Loan, 2.813%, 7/22/13	United States	14,234,198	13,860,551
TransDigm Inc., Term Loan B, 2.256% - 2.29%, 6/23/13	United States	6,188,711	6,128,371
			39,430,932
Commercial & Professional Services 1.0%			
ARAMARK Corp.,			
[h]Extended Synthetic L/C, 3.356%, 7/26/16	United States	536,322	533,305
Synthetic L/C, 1.981%, 1/26/14	United States	341,382	332,777
Term Loan B, 2.164%, 1/26/14	United States	4,131,046	4,026,910
[h]Term Loan B Extended, 3.539%, 7/26/16	United States	8,155,124	8,109,251
[h]Diversey Inc., Tranche B Dollar Term Loan, 5.50%,			
11/24/15	United States	15,101,216	15,252,228
[i,k]EnviroSolutions Inc., Initial Term Loan, PIK, 12.00%,			
7/07/12	United States	4,119,669	2,986,760
[h]Interactive Data Corp., Term Loan B, 6.75%, 1/29/17	United States	20,028,318	20,393,334
			51,634,565

Semiannual Report | 29

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
[i] **Senior Floating Rate Interests (continued)**			
Consumer Durables & Apparel 0.3%			
Jarden Corp.,			
Term Loan B4, 3.539%, 1/26/15,	United States	6,127,098	$ 6,139,131
Term Loan B5, 3.539%, 1/25/15,	United States	3,666,129	3,673,330
[c,k] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	2,430,539	2,442,692
			12,255,153
Consumer Services 2.1%			
[h] Burger King Holdings Inc., Tranche B Term Loan, 6.25%, 10/19/16	United States	27,630,763	27,917,432
CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%, 7/13/12	United States	11,206,520	11,191,111
[h] DineEquity Inc., Term Facility, 6.75%, 10/19/17	United States	7,054,970	7,137,281
Education Management LLC, Term Loan C, 2.063%, 6/01/13	United States	16,501,635	15,371,570
[h] Penn National Gaming Inc., Term Loan B, 2.01% - 2.17%, 10/03/12	United States	13,155,246	13,086,181
[d] Turtle Bay Holdings LLC,			
Term Loan A, 10.375%, 3/01/13	United States	5,563,804	5,382,980
[k] Term Loan B, PIK, 3.125%, 2/09/15	United States	11,474,368	9,753,212
Visant Corp. (Jostens), Tranche B Term Loan, 7.00%, 12/22/16	United States	16,841,942	17,006,859
			106,846,626
Diversified Financials 0.5%			
MSCI Inc., Term Loan, 4.75%, 6/01/16	United States	8,309,790	8,370,817
[h] TransUnion LLC, Term Loan B, 6.75%, 6/15/17	United States	18,425,938	18,777,192
			27,148,009
Food & Staples Retailing 0.4%			
SUPERVALU Inc.,			
Term Loan B, 1.521% - 1.538%, 6/02/12	United States	4,624,095	4,509,020
[h] Term Loan B-2, 3.021% - 3.038%, 10/05/15	United States	14,371,621	14,014,328
			18,523,348
Food, Beverage & Tobacco 0.3%			
Dean Foods Co., 2016 Tranche B Term Loan, 3.29%, 4/02/16	United States	8,226,332	8,237,898
Michael Foods Group Inc., Term Loan B, 6.25%, 6/21/16	United States	5,301,614	5,381,138
			13,619,036
Health Care Equipment & Services 1.9%			
Carestream Health Inc., Second Lien Term Loan, 5.505%, 10/30/13	United States	1,178,451	1,128,956
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.549%, 7/25/14	United States	1,340,510	1,317,052
Term Loan, 2.549%, 7/25/14	United States	26,074,772	25,618,463
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	10,913,744	11,017,196
Fresenius Medical Care Holdings Inc., Term Loan B, 1.63% - 1.664%, 3/31/13	Germany	2,121,301	2,097,808

30 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
[i]**Senior Floating Rate Interests (continued)**			
Health Care Equipment & Services (continued)			
HCA Inc.,			
Term Loan A-1, 1.539%, 11/19/12	United States	3,452,083	$ 3,383,752
Term Loan B-1, 2.539%, 11/18/13	United States	8,371,642	8,202,434
Tranche B-2 Term Loan, 3.539%, 3/31/17	United States	14,934,381	14,677,241
[h]Universal Health Services Inc., Term Loan B, 6.25%, 10/15/16	United States	28,300,523	28,623,856
			96,066,758
Materials 1.7%			
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	16,957,300	16,904,308
Celanese U.S. Holdings LLC, Dollar Term Loan, 3.29%, 4/02/14	United States	5,701,590	5,648,138
Consolidated Container Co. LLC, Second-Lien Term Loan, 5.75%, 9/28/14	United States	6,215,470	5,508,460
Georgia-Pacific LLC,			
Term Loan B, 2.288% - 2.293%, 12/20/12	United States	5,874,546	5,875,545
Term Loan C, 3.539% - 3.543%, 12/23/14	United States	7,634,354	7,661,196
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	United States	13,924,299	14,102,711
Term Loan C-1, 2.007%, 5/13/16	United States	1,574,306	1,564,466
Novelis Corp., U.S. Term Loan, 2.26%, 7/07/14	United States	6,993,982	6,882,204
Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	United States	20,257,672	20,308,317
			84,455,345
Media 2.3%			
Cinemark USA Inc., Extended Term Loan, 3.51% - 3.65%, 4/30/16	United States	7,979,399	8,009,289
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.01%, 3/29/16	United States	26,711,616	26,494,584
[i]Metro-Goldwyn-Mayer Inc., Term Loan B, 3.25%, 4/08/12	United States	42,909,590	20,095,977
[h]R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	27,205,517	23,226,710
Regal Cinemas Corp., Term Loan, 3.789%, 11/17/16	United States	7,434,887	7,457,192
Univision Communications Inc., Initial Term Loan, 4.505%, 9/29/14	United States	24,378,585	23,081,791
UPC Financing Partnership, Term Loan T, 4.251%, 12/31/16	Netherlands	8,303,412	8,126,965
			116,492,508
Pharmaceuticals, Biotechnology & Life Sciences 0.9%			
Mylan Inc., Term Loan B, 3.563%, 10/02/14	United States	6,177,296	6,195,637
[h]Valeant Pharmaceuticals International, Tranche B Term Loan, 3.563%, 9/27/16	United States	8,663,492	8,760,419
[h]Warner Chilcott Co. LLC, Term Loan B-4, 6.50%, 2/20/16	United States	7,080,552	7,130,498
[h]WC Luxco S.A.R.L., Term B-3 Loan, 6.50%, 2/20/16	Luxembourg	21,808,101	21,996,894
			44,083,448

Semiannual Report | 31

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Senior Floating Rate Interests (continued)			
Retailing 0.1%			
Dollar General Corp., Tranche B-1 Term Loan, 3.005% - 3.038%, 7/07/14	United States	7,010,392	$ 6,943,695
Software & Services 0.8%			
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	7,271,213	7,360,780
First Data Corp.,			
Term Loan B-1, 3.005% - 3.006%, 9/24/14	United States	13,878,208	12,501,420
Term Loan B-2, 3.005% - 3.006%, 9/24/14	United States	4,410,861	3,972,783
Term Loan B-3, 3.005% - 3.006%, 9/24/14	United States	4,410,861	3,972,783
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.898% - 4.043%, 2/28/16	United States	6,724,789	6,656,492
Vertafore Inc., 2nd Lien Term Loan, 6.75%, 10/27/17	United States	6,156,000	6,232,950
			40,697,208
Technology Hardware & Equipment 0.2%			
Flextronics International USA Inc.,			
A Closing Date Loan, 2.506%, 10/01/14	United States	3,881,948	3,798,649
A-1-A Delayed Draw Term Loan, 2.506%, 10/01/14	United States	470,035	459,949
A-1-B Delayed Draw Term Loan, 2.505%, 10/01/14	United States	1,703,255	1,666,706
A-3 Delayed Draw Term Loan, 2.506%, 10/01/14	United States	2,382,320	2,343,607
			8,268,911
Telecommunication Services 0.7%			
Intelsat Corp. (PanAmSat),			
Incremental B-2-A, 2.79%, 1/03/14	United States	680,883	664,773
Incremental B-2-B, 2.79%, 1/03/14	United States	680,673	664,567
Incremental B-2-C, 2.79%, 1/03/14	United States	680,673	664,567
[h]Tranche B-2-A, 2.79%, 1/03/14	United States	8,900,789	8,690,187
[h]Tranche B-2-B, 2.79%, 1/03/14	United States	8,898,039	8,687,503
[h]Tranche B-2-C, 2.79%, 1/03/14	United States	8,898,039	8,687,503
Windstream Corp., Tranche B-2 Term Loan, 3.03% - 3.04%, 12/17/15	United States	6,881,955	6,905,919
			34,965,019
Utilities 0.9%			
NRG Energy Inc.,			
Credit Link, 1.789%, 2/01/13	United States	8,178,215	8,016,115
Term Loan, 1.75% - 1.789%, 2/01/13	United States	11,691,480	11,459,743
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.756% - 4.066%, 10/10/14	United States	30,623,150	24,092,763
			43,568,621
Total Senior Floating Rate Interests (Cost $761,078,724)			774,086,289
Foreign Government and Agency Securities 20.9%			
[e]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	9,590,000	10,354,803
[j,m]Government of Argentina, senior bond, FRN, 0.677%, 8/03/12	Argentina	130,000,000	30,524,000
Government of Australia, TB123, 5.75%, 4/15/12	Australia	59,940,000 AUD	59,520,208
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	18,690,000	20,395,463

32 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)				
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	63,035,000 IDR	$	8,416,143
FR20, 14.275%, 12/15/13	Indonesia	28,415,000,000 IDR		3,892,852
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000 IDR		584,838
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000 IDR		1,328,219
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000 IDR		26,137,006
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000 IDR		4,272,061
FR42, 10.25%, 7/15/27	Indonesia	86,000,000,000 IDR		11,369,320
FR44, 10.00%, 9/15/24	Indonesia	92,490,000,000 IDR		12,098,191
FR47, 10.00%, 2/15/28	Indonesia	28,000,000,000 IDR		3,639,630
Government of Israel, 2680, 7.00%, 4/29/11	Israel	38,745,000 ILS		10,897,264
Government of Malaysia, senior bond,				
3.756%, 4/28/11	Malaysia	131,400,000 MYR		42,436,963
3.833%, 9/28/11	Malaysia	101,650,000 MYR		32,947,180
3.461%, 7/31/13	Malaysia	28,900,000 MYR		9,334,068
4.24%, 2/07/18	Malaysia	64,800,000 MYR		21,502,248
Government of Mexico,				
M 10, 8.00%, 12/17/15	Mexico	725,000[n] MXN		6,529,853
M 20, 10.00%, 12/05/24	Mexico	4,945,000[n] MXN		53,749,555
Government of Norway, 6.00%, 5/16/11	Norway	489,570,000 NOK		85,242,278
Government of Poland,				
4.25%, 5/24/11	Poland	3,685,000 PLN		1,295,250
4.75%, 4/25/12	Poland	137,660,000 PLN		48,402,629
5.75%, 4/25/14	Poland	24,040,000 PLN		8,623,452
6.25%, 10/24/15	Poland	44,475,000 PLN		16,278,813
5.75%, 9/23/22	Poland	38,200,000 PLN		13,468,179
senior note, 6.375%, 7/15/19	Poland	15,000,000		18,079,688
[e]Government of Russia, 144A, 7.50%, 3/31/30	Russia	30,159,710		36,159,984
Government of Sri Lanka,				
A, 12.00%, 7/15/11	Sri Lanka	43,390,000 LKR		401,043
A, 6.90%, 8/01/12	Sri Lanka	5,500,000 LKR		48,653
A, 8.50%, 1/15/13	Sri Lanka	152,900,000 LKR		1,388,094
A, 13.50%, 2/01/13	Sri Lanka	178,300,000 LKR		1,777,554
A, 7.00%, 3/01/14	Sri Lanka	21,070,000 LKR		180,160
A, 11.25%, 7/15/14	Sri Lanka	528,200,000 LKR		5,107,479
A, 11.00%, 8/01/15	Sri Lanka	601,300,000 LKR		5,747,009
B, 6.60%, 6/01/14	Sri Lanka	21,400,000 LKR		179,558
Government of Sweden,				
5.25%, 3/15/11	Sweden	540,260,000 SEK		82,070,438
5.50%, 10/08/12	Sweden	24,960,000 SEK		4,025,175
Government of Venezuela,				
10.75%, 9/19/13	Venezuela	20,000,000		19,338,000
[j,n]Reg S, FRN, 1.288%, 4/20/11	Venezuela	3,240,000		3,172,932
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	14,000,000		15,925,000

Semiannual Report | 33

# Franklin Strategic Series

## Statement of Investments, October 31, 2010 (unaudited) *(continued)*

| Franklin Strategic Income Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Foreign Government and Agency Securities (continued)** | | | |
| Korea Treasury Bond, | | | |
| 4.75%, 12/10/11 | South Korea | 53,898,700,000 KRW | $ 48,952,745 |
| 5.25%, 9/10/12 | South Korea | 21,000,000,000 KRW | 19,392,975 |
| 4.25%, 12/10/12 | South Korea | 17,528,000,000 KRW | 15,919,051 |
| 5.25%, 3/10/13 | South Korea | 767,400,000 KRW | 706,290 |
| senior bond, 5.50%, 6/10/11 | South Korea | 7,842,350,000 KRW | 7,095,849 |
| senior bond, 4.00%, 6/10/12 | South Korea | 87,530,140,000 KRW | 78,964,896 |
| New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 | Australia | 12,025,000 AUD | 11,790,522 |
| Nota Do Tesouro Nacional, | | | |
| 10.00%, 1/01/12 | Brazil | 20,645p BRL | 11,955,160 |
| 10.00%, 1/01/14 | Brazil | 5,200p BRL | 2,919,247 |
| 10.00%, 1/01/17 | Brazil | 56,650p BRL | 30,781,305 |
| q Index Linked, 6.00%, 5/15/15 | Brazil | 16,430p BRL | 18,799,013 |
| q Index Linked, 6.00%, 5/15/45 | Brazil | 3,570p BRL | 4,214,575 |
| Province of Manitoba, 6.375%, 9/01/15 | Canada | 1,525,000 NZD | 1,226,565 |
| Queensland Treasury Corp., | | | |
| 6.00%, 6/14/11 | Australia | 17,845,000 AUD | 17,612,552 |
| 6.00%, 8/14/13 | Australia | 2,045,000 AUD | 2,049,313 |
| 6.00%, 9/14/17 | Australia | 4,090,000 AUD | 4,126,580 |
| e 144A, 7.125%, 9/18/17 | Australia | 2,100,000 NZD | 1,737,699 |
| Western Australia Treasury Corp., 5.50%, 7/17/12 | Australia | 29,620,000 AUD | 29,218,264 |
| **Total Foreign Government and Agency Securities (Cost $946,914,847)** | | | 1,044,303,834 |

U.	S. Government and Agency Securities 2.0%
U.	S. Treasury Bond,

34 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 5.4%			
Banks 4.0%			
Citigroup Commercial Mortgage Trust,			
[i]2007-C6, AM, FRN, 5.888%, 6/10/17	United States	3,500,000	$ 3,461,720
2008-C7, A4, 6.299%, 12/10/49	United States	19,150,000	20,804,681
[e,i]FRN, 144A, 0.326%, 4/15/22	United States	3,678,928	3,467,716
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, A5, 5.617%, 10/15/48	United States	22,000,000	23,847,813
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000	1,848,630
Greenwich Capital Commercial Funding Corp.,			
2005-GG5, A5, 5.224%, 4/10/37	United States	29,320,000	31,765,549
[i]2006-GG7, A4, FRN, 5.913%, 7/10/38	United States	12,000,000	13,227,739
GS Mortgage Securities Corp. II,			
[i]2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	17,420,000	18,925,637
2006-GG8, A4, 5.56%, 11/10/39	United States	5,000,000	5,410,329
[i]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.526%, 10/25/35	United States	6,889,887	5,312,778
LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31	United States	11,250,000	12,264,658
[i]Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.404%, 6/15/38	United States	7,000,000	7,663,697
[e,i]Schiller Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.738%, 4/25/21	United States	12,300,000	11,019,693
[e,i]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.336%, 6/15/20	United States	21,191,549	18,704,072
Wells Fargo Mortgage Backed Securities Trust,			
[i]2004-W, A9, FRN, 2.994%, 11/25/34	United States	7,352,000	7,006,568
2007-3, 3A1, 5.50%, 4/25/37	United States	13,550,772	14,058,262
			198,789,542
Diversified Financials 1.3%			
[e,i]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.466%, 8/01/16	Cayman Islands	16,689,980	15,662,628
[e,i]Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.539%, 7/20/19	Cayman Islands	6,233,446	5,836,001
[e,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.633%, 3/11/21	Cayman Islands	3,881,000	3,099,037
[e,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.289%, 10/15/21	Cayman Islands	2,680,000	2,180,113
Foxe Basin CLO Ltd., 2003-1A, A2, 1.192%, 12/15/15	Cayman Islands	11,690,000	10,679,341
JPMorgan Chase Commercial Mortgage Securities Corp.,			
[i]2004-CB9, A4, FRN, 5.558%, 6/12/41	United States	8,871,306	9,569,205
2005-LDP2, AM, 4.78%, 7/15/42	United States	2,200,000	2,202,039
[e,i]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.792%, 12/21/17	United States	4,400,000	3,836,096
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	119,813	118,710
[e,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.691%, 8/01/22	Cayman Islands	15,444,287	13,474,909
			66,658,079

Semiannual Report | 35

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Real Estate 0.1%			
e,iCredit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.426%, 10/15/21	United States	3,521,000	$ 3,111,965
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $250,212,423)			268,559,586
Mortgage-Backed Securities 7.2%			
i**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%**†			
FHLMC, 2.598%, 1/01/33	United States	230,902	240,462
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%			
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	3,483,599	3,703,872
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	4,656,887	4,991,157
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	519,716	564,138
FHLMC Gold 15 Year, 6.50%, 4/01/11	United States	45	49
FHLMC Gold 15 Year, 7.00%, 9/01/11	United States	82	84
FHLMC Gold 30 Year, 4.50%, 9/01/40 - 10/01/40	United States	46,142,825	48,380,958
FHLMC Gold 30 Year, 5.00%, 3/01/34 - 9/01/38	United States	25,721,404	27,349,782
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	8,996,669	9,761,297
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 2/01/39	United States	19,291,226	21,011,501
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	1,746,890	1,937,195
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	156,535	177,556
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	26,906	30,760
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	599	691
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	275	322
			117,909,362
i**Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%**†			
FNMA, 2.634%, 4/01/20	United States	150,165	157,253
FNMA, 2.65%, 12/01/34	United States	667,203	698,820
			856,073
Federal National Mortgage Association (FNMA) Fixed Rate 4.7%			
FNMA 15 Year, 4.50%, 3/01/20	United States	809,981	864,820
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	1,068,160	1,149,478
FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21	United States	3,099,031	3,366,307
FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16	United States	94,860	103,030
FNMA 15 Year, 6.50%, 4/01/11 - 6/01/13	United States	4,382	4,800
FNMA 15 Year, 7.50%, 10/01/14	United States	8,128	8,872
hFNMA 30 Year, 4.00%, 10/01/40 - 11/01/40	United States	13,699,701	14,130,829
hFNMA 30 Year, 4.50%, 12/01/38 - 8/01/40	United States	74,381,451	78,155,408
hFNMA 30 Year, 5.00%, 4/01/34 - 7/01/40	United States	51,571,925	54,885,754
FNMA 30 Year, 5.50%, 9/01/33 - 7/01/38	United States	17,513,795	18,932,632
hFNMA 30 Year, 6.00%, 6/01/34 - 11/01/39	United States	52,037,179	56,703,031
FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37	United States	5,276,335	5,867,118
FNMA 30 Year, 7.50%, 10/01/29	United States	25,477	29,358
FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26	United States	13,676	15,960
FNMA 30 Year, 8.50%, 7/01/25	United States	694	812
			234,218,209

36 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) (continued)

Semiannual Report | 37

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund	Country	Principal Amount*	Value
Municipal Bonds (continued)			
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,			
8/01/27	United States	1,025,000	$ 410,523
8/01/30	United States	1,025,000	323,316
8/01/32	United States	1,280,000	348,019
8/01/33	United States	675,000	170,579
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	7,550,000	7,664,005
San Francisco City and County GO, Build America Bonds,			
5.75%, 6/15/27	United States	5,675,000	6,280,523
5.93%, 6/15/28	United States	5,070,000	5,690,365
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,			
9/01/30	United States	2,475,000	897,831
3/01/31	United States	675,000	234,934
Sonoma County Pension Obligation Revenue, Series A, 6.00%, 12/01/29	United States	6,800,000	6,672,636
Total Municipal Bonds (Cost $209,502,027)			220,250,304
Total Investments before Short Term Investments (Cost $4,422,204,307)			4,720,795,898
Short Term Investments 6.8%			
Foreign Government and Agency Securities 2.3%			
[r]Bank of Negara Monetary Note, 11/09/10 - 1/27/11	Malaysia	24,200,000 MYR	7,738,338
[r]Bank of Negara Monetary Note, 1810, 11/02/10	Malaysia	1,410,000 MYR	453,089
[r]Egypt Treasury Bill, 11/02/10 - 10/11/11	Egypt	373,650,000 EGP	62,167,587
[r]Israel Treasury Bill, 1/05/11 - 10/05/11	Israel	169,240,600 ILS	46,107,261
[r]Sri Lanka Treasury Bill, 7/08/11 - 9/16/11	Sri Lanka	24,940,000 LKR	212,549
Total Foreign Government and Agency Securities (Cost $117,542,196)			116,678,824
Total Investments before Money Market Funds (Cost $4,539,746,503)			4,837,474,722
		Shares	
Money Market Funds (Cost $226,710,076) 4.5%			
[a,s]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	226,710,076	226,710,076
Total Investments (Cost $4,766,456,579) 101.3%			5,064,184,798
Other Assets, less Liabilities (1.3)%			(65,920,331)
Net Assets 100.0%			$4,998,264,467

See Abbreviations on page 61.

38 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.

[†] Rounds to less than 0.1% of net assets.

[a] Non-income producing.

[b] See Note 9 regarding restricted securities.

[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2010, the aggregate value of these securities was $2,442,692, representing 0.05% of net assets.

[d] At October 31, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2010, the aggregate value of these securities was $780,663,804, representing 15.62% of net assets.

[f] Perpetual security with no stated maturity date.

[g] Income may be reflected in the redemption value or received in additional securities and/or cash.

[h] A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced basis. See Note 1(c).

[i] See Note 8 regarding defaulted securities.

[j] The coupon rate shown represents the rate at period end.

[k] Income may be received in additional securities and/or cash.

[l] See Note 1(f) regarding senior floating rate interests.

[m] The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[n] Principal amount is stated in 100 Mexican Peso Units.

[o] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2010, the value of this security was $3,172,932, representing 0.06% of net assets.

[p] Principal amount is stated in 1000 Brazilian Real Units.

[q] Redemption price at maturity is adjusted for inflation. See Note 1(h).

[r] The security is traded on a discount basis with no stated coupon rate.

At October 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counter-party	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	JPHQ	Sell	1,081,080,000	12,000,000	11/02/10	$ —	$ (1,434,156)
Japanese Yen	JPHQ	Buy	1,081,080,000	13,255,027	11/02/10	179,129	—
Euro	UBSW	Sell	3,997,188	5,941,980	11/17/10	379,534	—
Philippine Peso	JPHQ	Buy	526,020,000	11,000,000	11/26/10	1,239,437	—
Euro	DBAB	Buy	13,400,000	17,950,640	11/29/10	693,982	—
Euro	DBAB	Sell	15,647,857	23,323,131	11/29/10	1,550,864	—
Japanese Yen	BOFA	Sell	1,772,250,000	20,000,000	11/29/10	—	(2,027,793)
Euro	UBSW	Sell	5,950,000	8,891,383	12/02/10	612,977	—
Japanese Yen	BZWS	Sell	859,300,000	10,000,000	12/02/10	—	(680,888)
Mexican Peso	CITI	Sell	12,522,000	922,023	12/02/10	—	(89,686)
Japanese Yen	UBSW	Sell	1,055,280,000	12,000,000	12/10/10	—	(1,118,204)
Euro	UBSW	Sell	9,520,000	13,968,982	12/13/10	725,662	—
British Pound	DBAB	Sell	1,525,000	2,469,738	12/15/10	27,143	—
Euro	DBAB	Sell	1,947,500	2,839,260	12/15/10	130,162	—
Euro	UBSW	Sell	3,226,000	4,717,057	12/16/10	229,549	—

Semiannual Report | 39

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	CITI	Sell	10,316,000	15,083,643	12/16/10	$ 733,633	$ —
Euro	UBSW	Sell	6,411,937	9,291,858	12/17/10	372,702	—
Philippine Peso	HSBC	Buy	476,600,000	10,000,000	12/28/10	1,068,405	—
Japanese Yen	HSBC	Sell	642,460,000	7,000,000	1/07/11	—	(989,054)
Chilean Peso	DBAB	Buy	6,367,400,000	13,000,000	1/10/11	—	(50,914)
Euro	UBSW	Sell	16,770,000	24,101,006	1/10/11	781,763	—
Indian Rupee	HSBC	Buy	512,050,000	11,000,000	1/10/11	377,899	—
Euro	BZWS	Sell	5,148,050	7,408,043	1/12/11	249,721	—
Euro	DBAB	Sell	7,289,000	10,412,337	1/12/11	277,039	—
Euro	JPHQ	Sell	3,605,906	5,219,639	1/13/11	205,729	—
Japanese Yen	BZWS	Sell	1,289,890,000	14,000,000	1/13/11	—	(2,040,869)
Philippine Peso	JPHQ	Buy	107,531,000	2,312,158	1/13/11	181,355	—
Philippine Peso	HSBC	Buy	17,260,000	369,040	1/14/11	31,161	—
Euro	BZWS	Sell	7,281,540	10,444,277	1/19/11	320,398	—
Japanese Yen	DBAB	Sell	815,040,000	9,000,000	1/19/11	—	(1,136,316)
Euro	BZWS	Sell	2,962,111	4,178,265	1/26/11	60,323	—
Euro	DBAB	Sell	9,546,786	13,479,585	1/27/11	207,791	—
Euro	DBAB	Sell	7,579,934	10,561,122	2/04/11	25,037	—
Chilean Peso	JPHQ	Buy	1,352,200,000	2,511,003	2/08/11	233,987	—
Chilean Peso	BZWS	Buy	1,361,100,000	2,511,023	2/08/11	252,033	—
Chilean Peso	DBAB	Buy	2,030,000,000	3,766,234	2/08/11	354,701	—
Indian Rupee	HSBC	Buy	513,580,000	11,000,021	2/08/11	357,761	—
Chilean Peso	BZWS	Buy	2,803,300,000	5,222,729	2/09/11	467,674	—
Euro	UBSW	Sell	6,497,000	8,894,393	2/11/11	—	(135,351)
Euro	DBAB	Sell	3,967,734	5,415,164	2/16/11	—	(98,858)
Euro	UBSW	Sell	10,330,000	13,956,347	3/01/11	—	(396,269)
Japanese Yen	UBSW	Sell	319,100,000	3,587,086	3/01/11	—	(383,402)
Japanese Yen	JPHQ	Sell	286,100,000	3,202,086	3/01/11	—	(357,791)
Japanese Yen	HSBC	Sell	286,000,000	3,202,795	3/01/11	—	(355,837)
Indian Rupee	DBAB	Buy	59,919,000	1,320,238	4/11/11	—	(8,374)
Indian Rupee	DBAB	Buy	128,487,000	2,830,734	4/12/11	—	(18,099)
Indian Rupee	JPHQ	Buy	86,303,000	1,906,827	4/13/11	—	(17,923)
Indian Rupee	JPHQ	Buy	84,715,000	1,871,741	4/15/11	—	(18,190)
Indian Rupee	JPHQ	Buy	42,318,000	931,089	4/19/11	—	(5,774)
Indian Rupee	DBAB	Buy	29,785,000	656,057	4/19/11	—	(4,786)
Euro	DBAB	Sell	10,187,696	13,517,079	4/21/11	—	(625,658)
Chilean Peso	MSCO	Buy	881,530,000	1,678,274	4/25/11	103,079	—
Indian Rupee	DBAB	Buy	60,176,000	1,328,682	4/26/11	—	(14,369)
Chilean Peso	JPHQ	Buy	937,202,000	1,784,297	4/27/11	109,327	—
Indian Rupee	JPHQ	Buy	8,585,000	189,431	4/27/11	—	(1,955)
Chilean Peso	CITI	Buy	1,510,671,000	2,894,006	4/28/11	158,122	—
Indian Rupee	JPHQ	Buy	42,592,000	939,806	4/28/11	—	(9,820)
Indian Rupee	JPHQ	Buy	42,633,000	941,126	4/29/11	—	(10,367)
Chilean Peso	DBAB	Buy	6,734,000,000	13,000,000	5/04/11	600,011	—

40 | Semiannual Report

// Franklin Strategic Series

Franklin Strategic Series

Statement of Investments, October 31, 2010 (unaudited) *(continued)*

Franklin Strategic Income Fund

Forward Exchange Contracts *(continued)*

Currency	Counter-party	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	10,590,000	14,064,579	5/04/11	$ —	$ (633,118)
Philippine Peso	JPHQ	Buy	456,800,000	10,000,000	5/04/11	491,910	—
Euro	DBAB	Sell	350,000	442,631	5/10/11	—	(43,071)
Euro	DBAB	Sell	2,050,692	2,523,992	5/20/11	—	(321,230)
Indian Rupee	DBAB	Buy	81,531,000	1,715,720	6/01/11	56,560	—
Indian Rupee	HSBC	Buy	94,216,000	1,957,409	6/03/11	90,074	—
Indian Rupee	DBAB	Buy	60,055,000	1,242,346	6/07/11	62,074	—
Indian Rupee	HSBK	Buy	16,031,000	336,574	6/08/11	11,581	—
Indian Rupee	DBAB	Buy	16,259,000	338,236	6/10/11	14,778	—
Indian Rupee	HSBC	Buy	40,470,000	842,037	6/13/11	36,298	—
Indian Rupee	DBAB	Buy	40,697,000	853,724	6/16/11	29,192	—
Indian Rupee	DBAB	Buy	37,071,000	778,639	6/20/11	25,190	—
Euro	DBAB	Sell	5,355,690	6,555,364	6/27/11	—	(869,769)
Euro	UBSW	Sell	9,972,000	12,288,695	6/29/11	—	(1,535,948)
Euro	DBAB	Sell	4,261,386	5,275,596	6/29/11	—	(632,160)
Euro	DBAB	Sell	4,554,216	5,736,491	7/07/11	—	(576,230)
Chilean Peso	DBAB	Buy	1,632,000,000	3,000,000	7/14/11	281,095	—
Indian Rupee	JPHQ	Buy	721,050,000	15,000,000	7/14/11	586,002	—
New Israeli Shekel	DBAB	Buy	11,610,000	3,000,000	7/14/11	179,051	—
Euro	DBAB	Sell	3,379,556	4,430,597	8/08/11	—	(250,928)
Chilean Peso	JPHQ	Buy	4,247,280,800	8,207,306	8/18/11	308,721	—
Japanese Yen	UBSW	Sell	101,506,000	1,194,511	8/18/11	—	(71,724)
Japanese Yen	DBAB	Sell	61,790,000	727,155	8/18/11	—	(43,644)
Japanese Yen	JPHQ	Sell	50,440,000	590,494	8/18/11	—	(38,719)
Chilean Peso	JPHQ	Buy	1,399,090,000	2,699,643	8/19/11	105,372	—
Japanese Yen	HSBC	Sell	50,206,000	590,749	8/19/11	—	(35,556)
Euro	BZWS	Sell	5,663,000	7,275,539	8/22/11	—	(566,950)
Euro	UBSW	Sell	4,900,000	6,309,828	8/22/11	—	(476,010)
Japanese Yen	BZWS	Sell	50,333,000	592,529	8/22/11	—	(35,391)
Japanese Yen	DBAB	Sell	50,397,000	594,024	8/22/11	—	(34,695)
Japanese Yen	MSCO	Sell	39,600,000	466,189	8/22/11	—	(27,834)
Euro	UBSW	Sell	4,900,000	6,299,538	8/23/11	—	(486,165)
Japanese Yen	FBCO	Sell	99,826,000	1,174,424	8/23/11	—	(70,960)
Japanese Yen	CITI	Sell	100,563,000	1,185,842	8/23/11	—	(68,735)
Japanese Yen	DBAB	Sell	49,740,000	587,513	8/23/11	—	(33,021)
Japanese Yen	JPHQ	Sell	100,349,000	1,182,664	8/24/11	—	(69,265)
Japanese Yen	BZWS	Sell	100,015,000	1,181,708	8/24/11	—	(66,054)
Euro	BZWS	Sell	8,005,000	10,130,328	8/25/11	—	(954,857)
Euro	DBAB	Sell	3,348,908	4,296,485	8/25/11	—	(341,024)
Japanese Yen	DBAB	Sell	1,803,257,000	21,230,736	8/25/11	—	(1,266,622)
Japanese Yen	BZWS	Sell	39,800,000	469,008	8/25/11	—	(27,535)
Japanese Yen	HSBC	Sell	317,455,000	3,797,613	8/26/11	—	(163,009)
Japanese Yen	UBSW	Sell	110,527,000	1,316,691	8/26/11	—	(62,262)
Japanese Yen	JPHQ	Sell	50,640,000	597,987	8/26/11	—	(33,806)

Semiannual Report | 41

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited)

Franklin Strategic Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of eight separate funds. The Franklin Strategic Income Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Semiannual Report | 47

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and

48 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invests in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, unfavorable movements in the value of a foreign currency relative to the U.S. dollar, and the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund enters into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 11 regarding other derivative information.

Semiannual Report | 49

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of October 31, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

50 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statements of Operations.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report | 51

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

52 | Semiannual Report

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Semiannual Report | 53

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended October 31, 2010, the Fund paid transfer agent fees of $3,055,953, of which $1,758,438 was retained by Investor Services.

54 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2010, the capital loss carryforwards were as follows:

At October 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2010, aggregated $1,433,581,804 and $1,162,476,464, respectively.

Semiannual Report | 55

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At October 31, 2010, the Fund had 47.18% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2010, the aggregate value of these securities was $29,927,428, representing 0.60% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

aThe Fund also invests in unrestricted securities of the issuer, valued at $15,136,192 as of October 31, 2010.

56 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

10. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At October 31, 2010, unfunded commitments were as follows:

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

11. OTHER DERIVATIVE INFORMATION

At October 31, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended October 31, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

aRepresents the average notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

Semiannual Report | 57

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended October 31, 2010, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

58 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

13. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

Semiannual Report | 59

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

13. FAIR VALUE MEASUREMENTS (continued)

At October 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

60 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Fund

Abbreviations

Semiannual Report | 61

Franklin Strategic Series

Shareholder Information

Franklin Strategic Income Fund Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

62 | Semiannual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer -

      Finance and Administration

Date  December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer -

      Finance and Administration

Date  December 28, 2010

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  December 28, 2010